UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2019

This report on Form N-CSR relates solely to the Registrant’s John Hancock Seaport Long/Short Fund, John Hancock Emerging Markets Equity Fund, John Hancock ESG All Cap Core Fund, John Hancock ESG International Equity Fund, John Hancock ESG Large Cap Core Fund, John Hancock Global Thematic Opportunities Fund, John Hancock Diversified Macro Fund, and John Hancock International Dynamic Growth Fund series (each, a “Fund” and collectively, the “Funds”).

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Seaport Long/Short Fund

Annual report 10/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for global stock investors during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding global trade, a slowdown in China, sluggish growth in Europe, and the latest Brexit developments led to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates three times and the European Central Bank rolling out a sweeping package of monetary and fiscal support for the eurozone economy.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on decidedly less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
87	Financial statements
90	Financial highlights
95	Notes to financial statements
109	Report of independent registered public accounting firm
110	Tax information
111	Continuation of investment advisory and subadvisory agreements
118	Trustees and Officers
122	More information

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/19 (%)

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global equities rallied in the annual period

Although slowing economic growth and the trade conflict periodically weighed on investor sentiment, the financial markets nonetheless delivered healthy, broad-based gains thanks to an accommodative shift in global central bank policy.

The fund underperformed its benchmark

While the fund produced a positive absolute return, it didn't keep pace with the gain for the MSCI World Index.

The fund's short positions detracted while its long positions contributed

The portfolio's short positions declined in value as stocks rose, preventing the fund from fully participating in the stock market's upside.

PORTFOLIO COMPOSITION AS OF 10/31/19 (%)

Common stocks	64.2
Health care	16.9
Financials	15.0
Information technology	9.8
Industrials	7.1
Consumer discretionary	5.7
Communication services	2.9
Energy	2.0
Utilities	1.9
Real estate	1.6
Materials	0.7
Consumer staples	0.6
Corporate bonds	0.6
Purchased options	0.5
Convertible bonds	0.2
Short-term investments and other	34.5
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       3

Manager's discussion of fund performance

Can you describe the market environment during the 12 months ended October 31, 2019?

After an initial sell-off in November and December of 2018, global equities recovered to post a strong, double-digit gain for the full period. Investors responded favorably to central banks' shift toward more accommodative monetary policies, highlighted by the U.S. Federal Reserve's three quarter-point interest-rate cuts.

What aspects of the fund's positioning helped and hurt relative performance?

The fund is a diversified long/short equity portfolio that combines five distinct strategies. As of period end, the fund's allocations were: healthcare (23% of net assets), diversified equity (22%), capital cycles (20%), financials (19%), and technology (16%). While all five portfolios generated positive absolute returns for the period, the fund underperformed its benchmark, the MSCI World Index.

As would be expected at a time of robust market performance, the fund's short positions—primarily through total return swaps and options on exchange-traded funds that track both broader indexes and specific sectors—detracted from results. These holdings are generally used to mitigate market and sector exposures in the fund's long portfolio.

TOP 10 HOLDINGS AS OF 10/31/19 (%)		COUNTRY COMPOSITION AS OF 10/31/19 (%)
Intact Financial Corp.	1.2	United States	66.9
London Stock Exchange Group PLC	0.8	China	4.9
AstraZeneca PLC	0.8	United Kingdom	3.9
Engie SA	0.8	Canada	2.7
Haier Electronics Group Company, Ltd.	0.7	Japan	2.7
Workday, Inc., Class A	0.7	France	2.1
Novartis AG	0.7	Hong Kong	2.1
Eisai Company, Ltd.	0.7	Switzerland	2.0
ServiceNow, Inc.	0.6	India	2.0
Babcock International Group PLC	0.6	Ireland	1.2
TOTAL	7.6	Other countries	9.5
		TOTAL	100.0
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       4

The long portfolio performed well and delivered a gain in excess of the benchmark. The technology portfolio produced the strongest absolute return and outpaced the index, while the capital cycles portfolio experienced the largest degree of underperformance.

FleetCor Technologies, Inc. (information technology), Global Payments, Inc. (information technology), and Seattle Genetics, Inc. (healthcare) were the leading individual long contributors, while Teva Pharmaceutical Industries, Ltd. (healthcare), Alkermes PLC (healthcare), and PG&E Corp. (utilities) were key detractors. PG&E Corp. was sold prior to the close of the period.

The fund is designed to offer investors exposure to global equities with less volatility and lower downside risk than its benchmark. As of October 31, 2019, the fund's standard deviation (a measure of volatility) was 7.4% for the trailing five-year period, compared with 11.7% for the index. Its beta (sensitivity to movements of the index) was 0.54 in the same interval. These characteristics indicate the fund is fulfilling its objective of limiting volatility, which we believe should translate to favorable risk-adjusted returns over time.

Can you tell us about a recent change to the management team?

Effective June 30, 2019, Portfolio Managers Mark T. Lynch and Nicholas C. Adams left the team.

MANAGED BY

The Seaport Long/Short Fund is managed by a team of portfolio managers at Wellington Management.

The views expressed in this report are exclusively those of Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	0.78	3.14	2.85	16.73	17.90
Class C2	4.39	3.48	3.08	18.66	19.48
Class I3	6.36	4.52	4.07	24.74	26.37
Class R6[3]	6.50	4.63	4.21	25.38	27.39
Class NAV[3]	6.59	4.65	4.23	25.50	27.50
Index†	12.69	7.58	7.73	44.13	54.74

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	2.00	2.70	1.71	1.60	1.59
Net (%)	1.99	2.69	1.70	1.59	1.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Long/Short Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	11,948	11,948	15,474
Class I3	12-20-13	12,637	12,637	15,474
Class R6[3]	12-20-13	12,739	12,739	15,474
Class NAV[3]	12-20-13	12,750	12,750	15,474

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5/16/14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 996.40	$ 9.86	1.96%
	Hypothetical example	1,000.00	1,015.30	9.96	1.96%
Class C	Actual expenses/actual returns	1,000.00	993.40	13.37	2.66%
	Hypothetical example	1,000.00	1,011.80	13.49	2.66%
Class I	Actual expenses/actual returns	1,000.00	997.30	8.36	1.66%
	Hypothetical example	1,000.00	1,016.80	8.44	1.66%
Class R6	Actual expenses/actual returns	1,000.00	998.20	7.81	1.55%
	Hypothetical example	1,000.00	1,017.40	7.88	1.55%
Class NAV	Actual expenses/actual returns	1,000.00	998.20	7.76	1.54%
	Hypothetical example	1,000.00	1,017.40	7.83	1.54%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 64.2%		$476,763,456
(Cost $430,239,166)
Communication services 2.9%		21,942,789
Diversified telecommunication services 0.9%
Bandwidth, Inc., Class A (A)	6,300	353,745
Cellnex Telecom SA (A)(B)	17,542	756,917
China Tower Corp., Ltd., H Shares (B)	2,612,704	575,037
China Unicom Hong Kong, Ltd.	3,411,000	3,358,125
Helios Towers PLC (A)	979,267	1,522,192
ORBCOMM, Inc. (A)	96,123	385,453
Entertainment 0.3%
Nexon Company, Ltd. (A)	81,000	938,648
Spotify Technology SA (A)	7,138	1,030,013
Interactive media and services 1.2%
Alphabet, Inc., Class A (A)	56	70,493
Alphabet, Inc., Class C (A)	62	78,127
Facebook, Inc., Class A (A)	1,464	280,576
Pinterest, Inc., Class A (A)	132,615	3,333,941
Tencent Holdings, Ltd.	77,117	3,128,090
Yandex NV, Class A (A)	72,100	2,407,419
Media 0.5%
Cardlytics, Inc. (A)	34,784	1,457,797
Megacable Holdings SAB de CV	547,100	2,245,964
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (A)	245	20,252
Consumer discretionary 5.7%		42,095,012
Automobiles 0.8%
Great Wall Motor Company, Ltd., H Shares	2,469,500	2,000,915
Guangzhou Automobile Group Company, Ltd., H Shares	2,102,000	2,099,342
SAIC Motor Corp., Ltd., Class A	529,000	1,765,333
Diversified consumer services 0.4%
Chegg, Inc. (A)	19,089	585,269
Hope Education Group Company, Ltd. (B)	14,522,835	2,235,778
Hotels, restaurants and leisure 0.8%
Marriott Vacations Worldwide Corp.	30,669	3,371,443
Planet Fitness, Inc., Class A (A)	15,048	957,956
The Cheesecake Factory, Inc.	41,496	1,734,118
Household durables 1.3%
Cavco Industries, Inc. (A)	6,197	1,187,655
Haier Electronics Group Company, Ltd.	1,717,015	4,902,226
Kaufman & Broad SA	19,836	756,730
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Skyline Champion Corp. (A)	108,323	$3,057,958
Internet and direct marketing retail 0.8%
Alibaba Group Holding, Ltd., ADR (A)(C)	20,867	3,686,573
Amazon.com, Inc. (A)	153	271,829
Expedia Group, Inc. (C)	14,314	1,956,151
Leisure products 0.3%
BRP, Inc.	45,621	2,046,728
Specialty retail 0.4%
Burlington Stores, Inc. (A)	16,807	3,229,801
Textiles, apparel and luxury goods 0.9%
Carter's, Inc.	33,616	3,369,668
Under Armour, Inc., Class A (A)(C)	139,445	2,879,539
Consumer staples 0.6%		4,837,636
Food products 0.6%
Adecoagro SA (A)	163,820	971,453
CJ CheilJedang Corp.	3,909	768,307
Lamb Weston Holdings, Inc.	39,696	3,097,876
Energy 2.0%		14,922,921
Energy equipment and services 0.1%
Transocean, Ltd. (A)	143,608	682,138
Oil, gas and consumable fuels 1.9%
Cabot Oil & Gas Corp.	149,973	2,795,497
Cameco Corp.	164,635	1,470,191
EQT Corp.	76,264	819,075
Kimbell Royalty Partners LP	101,183	1,422,633
NAC Kazatomprom JSC, GDR	161,643	2,170,920
QEP Resources, Inc.	504,917	1,681,374
Viper Energy Partners LP (C)	87,100	2,096,497
YPF SA, ADR	190,662	1,784,596
Financials 15.0%		111,067,600
Banks 5.2%
Ameris Bancorp	6,463	276,940
Atlantic Union Bankshares Corp.	18,390	677,855
Banc of California, Inc.	13,685	188,442
Bank Mandiri Persero Tbk PT	3,069,000	1,534,098
Bank of China, Ltd., H Shares	7,431,000	3,030,249
BankUnited, Inc.	12,207	418,700
BAWAG Group AG (A)(B)	25,720	1,063,017
CaixaBank SA	7,132	20,452
CenterState Bank Corp.	7,686	194,917
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
CIMB Group Holdings BHD	925,100	$1,161,020
Citizens Financial Group, Inc.	19,125	672,435
Halyk Savings Bank of Kazakhstan JSC, GDR	4,456	59,488
HBT Financial, Inc. (A)	17,900	286,937
HDFC Bank, Ltd.	103,524	1,793,176
HDFC Bank, Ltd., ADR	37,597	2,296,801
Heritage Commerce Corp.	64,240	772,165
Home BancShares, Inc.	12,836	237,209
IBERIABANK Corp.	4,993	366,436
ICICI Bank, Ltd.	262,014	1,712,687
ICICI Bank, Ltd., ADR	16,012	208,636
IndusInd Bank, Ltd.	62,197	1,150,525
Kasikornbank PCL, NVDR	178,600	821,821
M&T Bank Corp.	2,045	320,104
Nedbank Group, Ltd.	53,550	812,369
Nova Ljubljanska Banka DD, GDR (B)	68,052	810,857
PacWest Bancorp	24,066	890,201
People's United Financial, Inc.	28,439	459,859
Resona Holdings, Inc.	172,100	748,387
Sberbank of Russia PJSC, ADR	81,700	1,201,194
Shinsei Bank, Ltd.	180,700	2,817,067
Signature Bank	7,117	842,083
Standard Chartered PLC	175,049	1,588,382
SVB Financial Group (A)	5,239	1,160,334
Synovus Financial Corp.	25,505	863,854
TCS Group Holding PLC, GDR	35,292	671,254
The Bank of NT Butterfield & Son, Ltd.	17,125	564,269
Van Lanschot Kempen NV	146,957	3,388,237
Western Alliance Bancorp	18,368	906,093
Zions Bancorp NA	32,636	1,581,867
Capital markets 3.3%
Ares Management Corp., Class A	29,640	876,455
Banca Generali SpA	16,970	554,010
Blucora, Inc. (A)	55,697	1,204,726
Edelweiss Financial Services, Ltd.	1,453,668	1,888,716
EQT AB (A)	40,356	387,189
Fairfax India Holdings Corp. (A)(B)	323,256	3,652,793
London Stock Exchange Group PLC	65,600	5,911,795
Sanne Group PLC	238,768	1,632,348
Solar Capital, Ltd.	40,683	841,731
State Street Corp.	33,817	2,234,289
TD Ameritrade Holding Corp. (C)	12,843	492,914
The Blackstone Group, Inc., Class A	35,340	1,878,674
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (A)	232,814	$2,740,221
Consumer finance 0.7%
Acom Company, Ltd.	40,900	164,322
American Express Company	13,703	1,607,088
OneMain Holdings, Inc.	26,458	1,058,320
PRA Group, Inc. (A)	15,500	525,915
SLM Corp.	101,033	852,719
Synchrony Financial	25,149	889,520
Diversified financial services 0.6%
Cerved Group SpA	108,382	1,054,826
ECN Capital Corp.	27,496	90,811
FirstRand, Ltd.	222,615	962,360
KBC Ancora	20,433	974,196
M&G PLC (A)	148,493	411,245
Voya Financial, Inc.	22,150	1,195,214
Insurance 4.8%
Ageas	31,814	1,834,735
AIA Group, Ltd.	414,200	4,124,694
Assurant, Inc.	21,136	2,664,616
Athene Holding, Ltd., Class A (A)	71,391	3,094,800
AXA SA	63,520	1,681,452
Intact Financial Corp.	84,004	8,667,636
Intact Financial Corp., Subscription Receipt	32,200	3,297,988
James River Group Holdings, Ltd.	14,918	534,214
Kemper Corp.	8,024	576,765
Ping An Insurance Group Company of China, Ltd., H Shares	125,500	1,448,493
ProSight Global, Inc. (A)	12,700	201,422
Prudential PLC	11,565	202,004
Talanx AG	38,402	1,769,887
The Hartford Financial Services Group, Inc.	29,829	1,702,639
Third Point Reinsurance, Ltd. (A)	8,715	82,705
Tokio Marine Holdings, Inc.	30,700	1,659,813
Trupanion, Inc. (A)	88,223	2,090,885
Mortgage real estate investment trusts 0.1%
Redwood Trust, Inc.	31,700	517,978
Thrifts and mortgage finance 0.3%
NMI Holdings, Inc., Class A (A)	24,756	724,113
PNB Housing Finance, Ltd. (B)	203,915	1,537,947
Health care 16.9%		125,604,266
Biotechnology 4.5%
Acceleron Pharma, Inc. (A)	33,588	1,507,094
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Health care (continued)
Biotechnology (continued)
Aimmune Therapeutics, Inc. (A)	21,158	$588,616
Alkermes PLC (A)	39,759	776,493
Alnylam Pharmaceuticals, Inc. (A)	2,555	221,621
Apellis Pharmaceuticals, Inc. (A)	17,500	514,325
Arena Pharmaceuticals, Inc. (A)	20,230	985,504
Argenx SE, ADR (A)	7,559	925,675
Ascendis Pharma A/S, ADR (A)	2,900	320,682
Assembly Biosciences, Inc. (A)	25,517	421,286
BeiGene, Ltd., ADR (A)	19,430	2,687,946
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	12,400
Coherus Biosciences, Inc. (A)	58,560	1,017,187
Cyclerion Therapeutics, Inc. (A)	10,043	24,003
Five Prime Therapeutics, Inc. (A)	23,632	93,346
G1 Therapeutics, Inc. (A)	83,016	1,761,600
Galapagos NV (A)	7,833	1,442,187
Genmab A/S (A)	11,009	2,405,407
Genus PLC	36,913	1,386,868
GlycoMimetics, Inc. (A)	75,702	399,707
Heron Therapeutics, Inc. (A)	35,894	762,748
Invitae Corp. (A)	26,657	429,444
Ironwood Pharmaceuticals, Inc. (A)	114,203	1,146,598
Kodiak Sciences, Inc. (A)	56,600	1,172,186
Momenta Pharmaceuticals, Inc. (A)	119,698	1,852,925
Myovant Sciences, Ltd. (A)	75,795	413,841
ObsEva SA (A)	455	3,513
Portola Pharmaceuticals, Inc. (A)	28,318	818,673
Principia Biopharma, Inc. (A)	44,635	1,576,062
Prothena Corp. PLC (A)	2,173	19,774
Radius Health, Inc. (A)	25,454	723,912
Rhythm Pharmaceuticals, Inc. (A)	48,100	1,025,492
Rigel Pharmaceuticals, Inc. (A)	202,690	415,515
The Medicines Company (A)	44,818	2,352,497
UroGen Pharma, Ltd. (A)	28,690	649,255
Zai Lab, Ltd., ADR (A)	51,449	1,738,462
Zealand Pharma A/S, ADR (A)	15,834	466,470
Health care equipment and supplies 2.8%
Abbott Laboratories	6,098	509,854
Alcon, Inc. (A)	10,578	625,563
AtriCure, Inc. (A)	41,504	1,103,591
Baxter International, Inc.	21,458	1,645,829
Becton, Dickinson and Company	3,305	846,080
Cardiovascular Systems, Inc. (A)	18,545	825,623
Danaher Corp.	6,298	867,990
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Edwards Lifesciences Corp. (A)	10,253	$2,444,110
Haemonetics Corp. (A)	22,772	2,749,264
Hill-Rom Holdings, Inc.	8,294	868,299
Insulet Corp. (A)	10,706	1,555,796
Medtronic PLC	7,566	823,937
NuVasive, Inc. (A)	6,526	460,344
Penumbra, Inc. (A)	8,757	1,365,829
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	348,000	399,518
Smith & Nephew PLC	24,391	523,587
STERIS PLC	8,930	1,264,220
Tandem Diabetes Care, Inc. (A)	19,868	1,223,471
Teleflex, Inc.	2,775	964,063
Health care providers and services 1.4%
Acadia Healthcare Company, Inc. (A)	8,374	251,136
Anthem, Inc.	4,822	1,297,504
China National Accord Medicines Corp., Ltd., Class A	352,100	2,329,401
Humana, Inc.	627	184,463
Japan Lifeline Company, Ltd.	46,800	721,423
Progyny, Inc. (A)	38,700	635,841
Universal Health Services, Inc., Class B	15,519	2,133,242
WellCare Health Plans, Inc. (A)	9,051	2,684,527
Health care technology 0.4%
Health Catalyst, Inc. (A)	800	25,728
HMS Holdings Corp. (A)	21,890	715,584
Omnicell, Inc. (A)	18,235	1,283,562
Phreesia, Inc. (A)	1,400	41,482
Teladoc Health, Inc. (A)	10,570	809,662
Life sciences tools and services 0.7%
Agilent Technologies, Inc.	11,463	868,322
Bio-Techne Corp.	3,356	698,619
ICON PLC (A)	5,677	833,951
PRA Health Sciences, Inc. (A)	8,008	782,462
Tecan Group AG	3,410	806,735
WuXi AppTec Company, Ltd., H Shares (B)	117,380	1,415,218
Pharmaceuticals 7.1%
Amneal Pharmaceuticals, Inc. (A)	74,632	229,867
AstraZeneca PLC	60,507	5,900,474
Bristol-Myers Squibb Company	15,629	896,636
China Traditional Chinese Medicine Holdings Company, Ltd.	3,122,000	1,394,055
Chugai Pharmaceutical Company, Ltd.	18,684	1,572,366
CSPC Pharmaceutical Group, Ltd.	818,000	2,094,997
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Daiichi Sankyo Company, Ltd.	8,985	$590,798
Dermira, Inc. (A)	57,514	384,769
Eisai Company, Ltd.	66,777	4,833,919
Elanco Animal Health, Inc. (A)	28,104	759,370
Eli Lilly & Company	27,656	3,151,401
Hikma Pharmaceuticals PLC	32,110	836,234
Hutchison China MediTech, Ltd., ADR (A)	35,475	670,478
Laboratorios Farmaceuticos Rovi SA	36,590	892,847
Livzon Pharmaceutical Group, Inc., Class A	764,811	3,155,903
Mylan NV (A)	27,346	523,676
Nippon Shinyaku Company, Ltd.	30,000	2,706,499
Novartis AG	55,390	4,839,712
Odonate Therapeutics, Inc. (A)	71,905	2,283,703
Ono Pharmaceutical Company, Ltd.	124,753	2,349,954
Pfizer, Inc.	18,970	727,879
Reata Pharmaceuticals, Inc., Class A (A)	11,636	2,397,947
Revance Therapeutics, Inc. (A)	71,768	1,123,887
Roche Holding AG	10,829	3,259,050
Takeda Pharmaceutical Company, Ltd.	23,904	863,725
Teva Pharmaceutical Industries, Ltd., ADR (A)	139,532	1,137,186
Theravance Biopharma, Inc. (A)	56,264	906,976
Tricida, Inc. (A)	19,102	714,606
UCB SA	13,237	1,066,886
WaVe Life Sciences, Ltd. (A)	27,415	693,322
Industrials 7.1%		52,532,538
Aerospace and defense 0.7%
BWX Technologies, Inc.	36,575	2,125,008
L3Harris Technologies, Inc.	2,485	512,680
Ultra Electronics Holdings PLC	96,370	2,434,098
Building products 0.4%
Advanced Drainage Systems, Inc.	81,051	3,000,508
Commercial services and supplies 1.6%
Babcock International Group PLC	624,051	4,482,057
Copart, Inc. (A)	30,233	2,498,455
Edenred	30,125	1,587,821
Serco Group PLC (A)	787,501	1,591,900
The Brink's Company	22,264	1,891,549
Construction and engineering 0.3%
China Machinery Engineering Corp., H Shares	6,190,643	2,438,974
Electrical equipment 0.3%
Schneider Electric SE	22,572	2,097,850
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery 0.8%
Alfa Laval AB	58,530	$1,354,692
Dover Corp.	3,861	401,119
Fortive Corp.	38,409	2,650,221
ITT, Inc.	14,017	833,311
Rexnord Corp. (A)	10,046	284,201
Marine 0.4%
Irish Continental Group PLC	677,768	3,241,205
Professional services 1.6%
CoStar Group, Inc. (A)	3,113	1,710,656
Equifax, Inc. (C)	23,630	3,230,457
Experian PLC	69,580	2,193,252
Huron Consulting Group, Inc. (A)	37,738	2,495,991
TransUnion	4,048	334,446
TriNet Group, Inc. (A)	28,915	1,532,206
Road and rail 0.3%
Uber Technologies, Inc. (A)	71,968	2,266,992
Trading companies and distributors 0.7%
Brenntag AG	71,146	3,565,854
Ferguson PLC	20,810	1,777,035
Information technology 9.8%		73,061,004
Communications equipment 0.0%
Lumentum Holdings, Inc. (A)	330	20,678
Electronic equipment, instruments and components 0.9%
Coherent, Inc. (A)	1,130	168,280
Flex, Ltd. (A)	121,213	1,424,254
Itron, Inc. (A)	8,093	617,172
Zebra Technologies Corp., Class A (A)	17,944	4,268,339
IT services 2.4%
Accenture PLC, Class A	6,029	1,117,897
Automatic Data Processing, Inc.	6,185	1,003,393
EPAM Systems, Inc. (A)	267	46,981
Euronet Worldwide, Inc. (A)	2,489	348,634
ExlService Holdings, Inc. (A)	19,938	1,388,283
FDM Group Holdings PLC	88,315	825,376
FleetCor Technologies, Inc. (A)	3,277	964,159
Genpact, Ltd.	29,975	1,174,121
Global Payments, Inc.	14,102	2,385,776
GoDaddy, Inc., Class A (A)	28,944	1,882,228
Mastercard, Inc., Class A	299	82,766
Pagseguro Digital, Ltd., Class A (A)	68,867	2,553,588
PayPal Holdings, Inc. (A)	5,505	573,071
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Shares	Value
Information technology (continued)
IT services (continued)
Science Applications International Corp.	16,396	$1,354,638
StoneCo, Ltd., Class A (A)	8,255	303,701
VeriSign, Inc. (A)	557	105,841
Visa, Inc., Class A	8,173	1,461,823
WEX, Inc. (A)	3,119	590,052
Semiconductors and semiconductor equipment 2.1%
Advanced Micro Devices, Inc. (A)	56,579	1,919,725
ASM International NV	3,077	310,229
BE Semiconductor Industries NV	15,325	568,141
FormFactor, Inc. (A)	2,943	64,246
Inphi Corp. (A)	10,204	733,464
KLA Corp.	7,310	1,235,682
Lattice Semiconductor Corp. (A)	77,269	1,513,700
Marvell Technology Group, Ltd.	122,889	2,997,263
MediaTek, Inc.	293,000	3,912,971
Micron Technology, Inc. (A)	1,401	66,618
Renesas Electronics Corp. (A)	7,600	52,079
SK Hynix, Inc.	18,794	1,321,518
Tower Semiconductor, Ltd. (A)	46,836	1,027,113
Software 3.9%
Adobe, Inc. (A)	6,185	1,718,997
Atlassian Corp. PLC, Class A (A)	567	68,488
Blackbaud, Inc.	13,468	1,130,639
Bravura Solutions, Ltd.	782,895	2,202,494
Ceridian HCM Holding, Inc. (A)	38,955	1,879,579
DocuSign, Inc. (A)	4,240	280,646
Guidewire Software, Inc. (A)	9,466	1,067,197
HubSpot, Inc. (A)	8,141	1,262,669
Intuit, Inc.	4,875	1,255,313
Microsoft Corp.	6,032	864,808
Mimecast, Ltd. (A)	78,676	3,124,224
salesforce.com, Inc. (A)	568	88,886
ServiceNow, Inc. (A)	18,307	4,526,589
Slack Technologies, Inc., Class A (A)	25,881	569,382
Splunk, Inc. (A)	25,288	3,033,548
SVMK, Inc. (A)	21,837	401,801
Temenos AG (A)	4,572	654,120
The Trade Desk, Inc., Class A (A)	1,700	341,360
Workday, Inc., Class A (A)	29,933	4,853,935
Technology hardware, storage and peripherals 0.5%
Pure Storage, Inc., Class A (A)	30,835	600,049
Western Digital Corp.	53,291	2,752,480
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 0.7%		$4,878,762
Chemicals 0.2%
Livent Corp. (A)	146,576	1,005,511
Construction materials 0.3%
LafargeHolcim, Ltd. (A)	43,468	2,243,752
Metals and mining 0.1%
Carpenter Technology Corp.	14,887	729,761
Paper and forest products 0.1%
Norbord, Inc.	31,169	899,738
Real estate 1.6%		12,017,731
Equity real estate investment trusts 1.0%
American Tower Corp.	9,156	1,996,740
Camden Property Trust	17,506	2,002,161
Crown Castle International Corp.	15,134	2,100,448
National Retail Properties, Inc.	21,700	1,278,347
Real estate management and development 0.6%
BR Properties SA (A)	307,502	931,592
DLF, Ltd.	814,372	2,106,141
ESR Cayman, Ltd. (A)(B)(D)	337,000	722,516
Nexity SA	16,998	879,786
Utilities 1.9%		13,803,197
Electric utilities 0.3%
Power Grid Corp. of India, Ltd.	841,141	2,353,358
Gas utilities 0.8%
Infraestructura Energetica Nova SAB de CV (A)	599,700	2,649,884
Rubis SCA	55,665	3,227,881
Multi-utilities 0.8%
Engie SA	332,765	5,572,074

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.6%				$4,043,850
(Cost $4,134,859)
Energy 0.5%				3,572,169
Oil, gas and consumable fuels 0.5%
Antero Midstream Partners LP (B)	5.750	03-01-27	1,937,000	1,443,065
CNX Resources Corp. (B)	7.250	03-14-27	1,912,000	1,531,416
YPF SA	8.500	03-23-21	655,000	597,688
Information technology 0.1%				471,681
Technology hardware, storage and peripherals 0.1%

Western Digital Corp.	4.750	02-15-26	463,000	471,681
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.2%				$1,719,528
(Cost $1,712,523)
Energy 0.2%				1,516,487
Energy equipment and services 0.2%
Transocean, Inc.	0.500	01-30-23	1,849,000	1,516,487
Industrials 0.0%				203,041
Construction and engineering 0.0%
Granite Construction, Inc. (B)	2.750	11-01-24	203,000	203,041

	Contracts/Notional amount	Value
Purchased options 0.5%		$3,874,525
(Cost $6,602,445)
Calls 0.3%		2,509,592
Exchange Traded Option on SPDR S&P Oil & Gas Exploration & Production ETF (Expiration Date: 12-20-19; Strike Price: $23.00; Notional Amount: 351,700) (A)	3,517	144,197
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 3-20-20; Strike Price: $30.00; Notional Amount: 118,300) (A)	1,183	161,480
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 6-19-20; Strike Price: $40.00; Notional Amount: 422,300) (A)	4,223	168,920
Over the Counter Option on EURO STOXX 50 Price Index (Expiration Date: 12-17-21; Strike Price: EUR 3,900.00; Counterparty: JPMorgan Chase Bank N.A.) (A)(E)	9,381	1,094,726
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 95.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	47,495	154,929
Over the Counter Option on iShares FTSE/Xinhua China 25 Index (Expiration Date: 12-30-19; Strike Price: HKD 15.97; Counterparty: JPMorgan Chase Bank N.A.) (A)(E)	12,024,366	76,721
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-21-21; Strike Price: AUD 93.00; Counterparty: HSBC Bank PLC) (A)(E)	1,270,000	52,968
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-22-20; Strike Price: AUD 86.00; Counterparty: HSBC Bank PLC) (A)(E)	865,000	39,667
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	$487,454
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	20,020,323	128,530
Puts 0.2%		1,364,933
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 6-19-20; Strike Price: $25.00; Notional Amount: 100,300) (A)	1,003	59,177
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 9-30-20; Strike Price: $25.00; Notional Amount: 97,300) (A)	973	89,516
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 11-15-19; Strike Price: $178.00; Notional Amount: 130,700) (A)	1,307	13,724
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 11-15-19; Strike Price: $186.00; Notional Amount: 43,400) (A)	434	13,020
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 1-17-20; Strike Price: $182.00; Notional Amount: 89,600) (A)	896	186,368
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 12-20-19; Strike Price: $182.00; Notional Amount: 43,400) (A)	434	52,514
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 12-20-19; Strike Price: $39.00; Notional Amount: 660,000) (A)	6,600	151,800
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 3-20-20; Strike Price: $37.00; Notional Amount: 34,900) (A)	349	16,578
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-18-20; Strike Price: $36.00; Notional Amount: 34,900) (A)	349	36,994
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-30-20; Strike Price: $38.00; Notional Amount: 32,800) (A)	328	51,988
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 3-20-20; Strike Price: $135.00; Notional Amount: 9,500) (A)	95	$16,340
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-19-20; Strike Price: $140.00; Notional Amount: 18,300) (A)	183	73,749
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-18-20; Strike Price: $133.00; Notional Amount: 9,500) (A)	95	37,620
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $138.00; Notional Amount: 8,900) (A)	89	45,123
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-20-19; Strike Price: $2,850.00; Notional Amount: 10,200) (A)	102	164,730
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	355,692

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 40.9%				$303,276,270
(Cost $303,214,548)
U.S. Government 34.1%				252,852,944
U.S. Treasury Bill	1.585	12-31-19	33,640,000	33,558,628
U.S. Treasury Bill	1.672	12-17-19	155,000	154,701
U.S. Treasury Bill	1.675	12-10-19	12,770,000	12,749,362
U.S. Treasury Bill (C)	1.710	12-03-19	70,362,000	70,266,052
U.S. Treasury Bill (C)	1.823	02-13-20	1,100,000	1,095,182
U.S. Treasury Bill (C)	1.834	02-20-20	695,000	691,775
U.S. Treasury Bill	1.834	03-05-20	130,000	129,319
U.S. Treasury Bill (C)	1.860	11-26-19	34,031,000	33,994,389
U.S. Treasury Bill (C)	1.911	11-19-19	27,375,000	27,353,935
U.S. Treasury Bill (C)	1.916	02-06-20	1,750,000	1,742,837
U.S. Treasury Bill	1.920	11-21-19	170,000	169,856
U.S. Treasury Bill	1.921	11-05-19	33,640,000	33,634,327
U.S. Treasury Bill	1.943	11-29-19	1,040,000	1,038,800
U.S. Treasury Bill	1.956	11-07-19	130,000	129,966
U.S. Treasury Bill	1.957	12-12-19	35,000	34,940
U.S. Treasury Bill (C)	1.989	01-16-20	4,170,000	4,156,531
U.S. Treasury Bill (C)	2.026	12-26-19	26,950,000	26,887,210
U.S. Treasury Bill (C)	2.075	01-09-20	5,080,000	5,065,134

22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Money market funds 6.8%			50,423,326
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.7521(F)	50,423,326	50,423,326

Total investments (Cost $745,903,541) 106.4%	$789,677,629
Other assets and liabilities, net (6.4%)	(47,578,191)
Total net assets 100.0%	$742,099,438

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 10-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	5,295,000	USD	5,886,171	CITI	11/29/2019	$28,875	—
EUR	335,000	USD	371,855	JPM	12/18/2019	2,911	—
GBP	5,772,000	USD	7,416,893	JPM	11/29/2019	65,684	—
HKD	4,590,000	USD	585,536	DB	12/18/2019	109	—
HKD	16,210,000	USD	2,071,063	JPM	12/18/2019	—	$(2,806)
INR	372,200,000	USD	5,068,773	JPM	1/17/2020	123,095	—
JPY	435,058,000	USD	4,008,243	BNP	11/29/2019	25,979	—
JPY	105,100,000	USD	986,859	DB	12/18/2019	—	(10,876)
JPY	142,100,000	USD	1,324,943	JPM	12/18/2019	—	(5,369)
JPY	399,000,000	USD	3,724,238	SCB	12/18/2019	—	(19,031)
SEK	2,350,000	USD	243,932	JPM	12/18/2019	73	—
SGD	330,000	USD	242,215	BNP	11/29/2019	411	—
SGD	7,675,000	USD	5,598,941	MSI	12/18/2019	45,103	—
USD	1,972,163	AUD	2,865,000	MSI	12/18/2019	—	(5,150)
USD	1,804,584	CAD	2,355,000	JPM	11/29/2019	16,466	—
USD	9,589,067	EUR	8,626,000	CITI	11/29/2019	—	(47,039)
USD	8,320,501	EUR	7,493,000	MSI	12/18/2019	—	(61,956)
USD	7,658,469	GBP	5,960,000	JPM	11/29/2019	—	(67,824)
USD	2,068,008	HKD	16,210,000	DB	12/18/2019	—	(248)
USD	5,312,968	INR	372,200,000	SCB	1/17/2020	121,100	—
USD	242,500	SEK	2,350,000	DB	12/18/2019	—	(1,505)
USD	5,567,997	SGD	7,675,000	HUS	12/18/2019	—	(76,046)
						$429,806	$(297,850)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	SPDR S&P Oil & Gas Exploration & Production ETF	USD	26.00	Dec 2019	3,517	351,700	$40,986	$(22,861)
Exchange-traded	VanEck Vectors Gold Miners ETF	USD	45.00	Jun 2020	4,223	422,300	57,735	(78,126)
							$98,721	$(100,987)
Puts
Exchange-traded	Invesco QQQ Trust Series 1	USD	163.00	Nov 2019	434	43,400	$40,653	$(651)
Exchange-traded	Invesco QQQ Trust Series 1	USD	163.00	Dec 2019	434	43,400	70,164	(11,284)
Exchange-traded	Invesco QQQ Trust Series 1	USD	163.00	Jan 2020	896	89,600	80,345	(50,623)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	35.00	Dec 2019	6,600	660,000	$140,569	$(36,300)
							$331,731	$(98,858)
							$430,452	$(199,845)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
JPM	EURO STOXX 50 Price Index	EUR	2,500.00	Dec 2021	4,687	4,687	$483,611	$(427,883)
							$483,611	$(427,883)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(3,544)
						$271,275	$(3,544)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	2,323,317	May 2020	GSI	—	$4,557	$4,557
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	5,669,613	May 2020	GSI	—	11,120	11,120
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	4,969,042	May 2020	GSI	—	9,688	9,688
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,160,533	May 2020	GSI	—	(21,608)	(21,608)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,848,808	May 2020	GSI	—	(34,423)	(34,423)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,675,144	May 2020	GSI	—	$(31,190)	$(31,190)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	151,038	May 2020	GSI	—	(2,816)	(2,816)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	103,977	May 2020	GSI	—	(733)	(733)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,086,023	May 2020	GSI	—	(54,722)	(54,722)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	709,543	May 2020	GSI	—	(12,590)	(12,590)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	325,345	May 2020	GSI	—	(11,660)	(11,660)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,649,827	May 2020	GSI	—	5,186	5,186
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	2,265,045	May 2020	GSI	—	(44,263)	(44,263)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,227,761	May 2020	GSI	—	(23,993)	(23,993)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,613,993	May 2020	GSI	—	(31,543)	(31,543)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	1,527,113	May 2020	GSI	—	(29,843)	(29,843)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,080,828	May 2020	GSI	—	(35,471)	(35,471)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	133,335	May 2020	GSI	—	(1,395)	(1,395)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,646,354	May 2020	GSI	—	(23,926)	(23,926)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	503,089	May 2020	GSI	—	(7,311)	(7,311)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	1,832,667	May 2020	GSI	—	(27,296)	(27,296)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	93,157	May 2020	GSI	—	(1,397)	(1,397)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	87,515	May 2020	GSI	—	(3,504)	(3,504)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.15%	Monthly	USD	4,857,059	May 2020	GSI	—	$(60,254)	$(60,254)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,289,857	May 2020	GSI	—	(45,783)	(45,783)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	9,062,998	May 2020	GSI	—	(96,723)	(96,723)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	119,975	May 2020	GSI	—	(2,252)	(2,252)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	851,437	May 2020	GSI	—	(15,978)	(15,978)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	1,959,762	May 2020	GSI	—	1,994	1,994
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,509,627	May 2020	GSI	—	4,589	4,589
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,208,535	May 2020	GSI	—	4,283	4,283
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	4,150,183	May 2020	GSI	—	4,224	4,224
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	2,241,385	May 2020	GSI	—	1,953	1,953
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,258,295	May 2020	GSI	—	1,059	1,059
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.31%	Monthly	USD	5,702,922	May 2020	GSI	—	11,868	11,868
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.13%	Monthly	USD	2,094,009	May 2020	GSI	—	4,358	4,358
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	514,232	May 2020	GSI	—	833	833
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	140,629	May 2020	GSI	—	(504)	(504)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	14,891,390	May 2020	JPM	—	(251,267)	(251,267)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	14,587,045	May 2020	JPM	—	(780,852)	(780,852)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,201,566	May 2020	JPM	—	(64,266)	(64,266)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.33%	Monthly	USD	3,714,728	May 2020	JPM	—	$(169,844)	$(169,844)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,293,667	May 2020	JPM	—	(167,909)	(167,909)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	1,066,705	May 2020	JPM	—	(23,074)	(23,074)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	214,250	May 2020	JPM	—	(404)	(404)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	5,442,593	May 2020	JPM	—	(10,273)	(10,273)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	171,400	May 2020	JPM	—	(315)	(315)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 1.37%	Monthly	USD	5,122,100	May 2020	JPM	—	(323,838)	(323,838)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	9,495,743	May 2020	JPM	—	(745,711)	(745,711)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 11.80%	Monthly	USD	4,150,214	May 2020	JPM	—	(132,882)	(132,882)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	1,243,834	May 2020	JPM	—	(39,858)	(39,858)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	190,337	May 2020	JPM	—	(6,090)	(6,090)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	497,066	May 2020	JPM	—	(27,745)	(27,745)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.25%	Monthly	USD	189,530	May 2020	JPM	—	(10,570)	(10,570)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	5,503,974	May 2020	JPM	—	(236,068)	(236,068)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.25%	Monthly	USD	3,410,753	May 2020	JPM	—	(146,289)	(146,289)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	12,639,064	May 2020	JPM	—	$(304,765)	$(304,765)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.30%	Monthly	USD	6,797,423	May 2020	JPM	—	(221,793)	(221,793)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.35%	Monthly	USD	91,456	May 2020	JPM	—	(2,980)	(2,980)
Pay	iShares S&P SmallCap 600 Growth ETF	1-Month USD LIBOR - 3.55%	Monthly	USD	2,337,214	May 2020	JPM	—	(82,204)	(82,204)
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	107,675	May 2020	JPM	—	(4,128)	(4,128)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.20%	Monthly	USD	1,547,534	May 2020	JPM	—	(85,218)	(85,218)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 1.79%	Monthly	USD	3,742,665	May 2020	JPM	—	(135,450)	(135,450)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	296,890	May 2020	JPM	—	(10,015)	(10,015)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	24,833,178	May 2020	JPM	—	(1,589,548)	(1,589,548)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	330,812	May 2020	JPM	—	(21,175)	(21,175)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,448,022	May 2020	JPM	—	(156,584)	(156,584)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	490,003	May 2020	JPM	—	(38,708)	(38,708)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,469,269	May 2020	JPM	—	(78,277)	(78,277)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	7,996,495	May 2020	JPM	—	(660,197)	(660,197)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	14,273,318	May 2020	JPM	—	(644,571)	(644,571)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.03%	Monthly	USD	928,101	May 2020	JPM	—	(39,251)	(39,251)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,429,271	May 2020	JPM	—	(67,501)	(67,501)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,434,488	May 2020	JPM	—	(114,974)	(114,974)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,020,927	May 2020	JPM	—	$(23,291)	$(23,291)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	11,518,710	May 2020	JPM	—	(681,232)	(681,232)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	5,893,647	May 2020	JPM	—	(114,427)	(114,427)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 7.70%	Monthly	USD	72,662	May 2020	JPM	—	(2,326)	(2,326)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.90%	Monthly	USD	343,935	May 2020	JPM	—	(11,222)	(11,222)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	41,040	May 2020	JPM	—	(1,301)	(1,301)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	79,016	May 2020	JPM	—	(3,568)	(3,568)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	764,872	May 2020	JPM	—	(34,541)	(34,541)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	1,603,764	May 2020	JPM	—	(72,425)	(72,425)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	942,697	May 2020	JPM	—	(44,498)	(44,498)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,755,541	May 2020	JPM	—	(82,867)	(82,867)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,957,498	May 2020	JPM	—	(92,400)	(92,400)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	79,245	May 2020	MSI	—	(153)	(153)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,275,671	May 2020	MSI	—	(131,342)	(131,342)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	2,721,085	May 2020	MSI	—	(48,205)	(48,205)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	143,011	May 2020	MSI	—	(2,518)	(2,518)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.34%	Monthly	USD	3,420,660	May 2020	MSI	—	(60,234)	(60,234)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,732,391	May 2020	MSI	—	$(30,505)	$(30,505)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.43%	Monthly	USD	1,739,745	May 2020	MSI	—	(30,635)	(30,635)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	3,551,286	May 2020	MSI	—	(62,413)	(62,413)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,046,310	May 2020	MSI	—	(71,167)	(71,167)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	103,829	May 2020	MSI	—	(623)	(623)
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 2.87%	Monthly	USD	3,513,399	May 2020	MSI	—	(33,291)	(33,291)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	71,486	May 2020	MSI	—	405	405
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	674,170	May 2020	MSI	—	(14,699)	(14,699)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	3,352,330	May 2020	MSI	—	(17,593)	(17,593)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,433,720	May 2020	MSI	—	(12,772)	(12,772)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.13%	Monthly	USD	2,242,840	May 2020	MSI	—	(11,771)	(11,771)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,238,406	May 2020	MSI	—	(28,581)	(28,581)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	738,236	May 2020	MSI	—	(17,669)	(17,669)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	687,343	May 2020	MSI	—	(8,657)	(8,657)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.88%	Monthly	USD	2,301,272	May 2020	MSI	—	35,677	35,677
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	728,832	May 2020	MSI	—	(23,388)	(23,388)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	214,881	May 2020	MSI	—	$(39)	$(39)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	2,067,261	May 2020	MSI	—	(136,850)	(136,850)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,380,546	May 2020	MSI	—	(64,666)	(64,666)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.45%	Monthly	USD	238,861	May 2020	MSI	—	(6,858)	(6,858)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	188,755	May 2020	MSI	—	(5,419)	(5,419)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	991,262	May 2020	MSI	—	(19,272)	(19,272)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	1,149,856	May 2020	MSI	—	(6,322)	(6,322)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	313,471	May 2020	MSI	—	(4,099)	(4,099)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	77,049	May 2020	MSI	—	(1,189)	(1,189)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	1,231,014	May 2020	MSI	—	(18,993)	(18,993)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	1,357,294	May 2020	MSI	—	(20,941)	(20,941)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.57%	Monthly	USD	1,857,117	May 2020	MSI	—	(28,624)	(28,624)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	1,026,586	May 2020	MSI	—	(20,860)	(20,860)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	404,892	May 2020	MSI	—	389	389
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	664,945	May 2020	MSI	—	(6,849)	(6,849)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	787,187	May 2020	MSI	—	$(8,109)	$(8,109)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,189,508	May 2020	MSI	—	(43,155)	(43,155)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.13%	Monthly	USD	11,495,235	May 2020	MSI	—	(272,157)	(272,157)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,822,421	May 2020	MSI	—	(137,170)	(137,170)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	3,230,286	May 2020	MSI	—	(76,135)	(76,135)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.64%	Monthly	USD	5,155,395	May 2020	MSI	—	(121,508)	(121,508)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	6,032,683	May 2020	MSI	—	(141,980)	(141,980)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.57%	Monthly	USD	2,173,161	May 2020	MSI	—	(51,175)	(51,175)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	91,306	May 2020	MSI	—	(9)	(9)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	73,872	May 2020	MSI	—	10	10
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.13%	Monthly	USD	981,940	May 2020	MSI	—	(6,518)	(6,518)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.12%	Monthly	USD	1,696,988	May 2020	MSI	—	(11,254)	(11,254)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	106,090	May 2020	MSI	—	(704)	(704)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	52,266	May 2020	MSI	—	(347)	(347)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	162,714	May 2020	MSI	—	46	46
Pay	iShares S&P SmallCap 600 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	77,454	May 2020	MSI	—	578	578
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR - 3.75%	Monthly	USD	2,327,732	May 2020	MSI	—	$(24,577)	$(24,577)
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	79,024	May 2020	MSI	—	(480)	(480)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	1,009,552	May 2020	MSI	—	(15,064)	(15,064)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	1,240,399	May 2020	MSI	—	(18,509)	(18,509)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	728,308	May 2020	MSI	—	(10,868)	(10,868)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.60%	Monthly	USD	807,966	May 2020	MSI	—	(12,066)	(12,066)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.50%	Monthly	USD	1,770,373	May 2020	MSI	—	(26,381)	(26,381)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	61,748	May 2020	MSI	—	2	2
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.55%	Monthly	USD	40,560	May 2020	MSI	—	(404)	(404)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	61,765	May 2020	MSI	—	(114)	(114)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	91,437	May 2020	MSI	—	242	242
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,947,563	May 2020	MSI	—	—	—
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	750,198	May 2020	MSI	—	(38,389)	(38,389)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.01%	Monthly	USD	353,696	May 2020	MSI	—	(5,592)	(5,592)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,890,501	May 2020	MSI	—	(26,072)	(26,072)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	2,668,928	May 2020	MSI	—	(36,716)	(36,716)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	STOXX Europe 600 Oil & Gas Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,701,788	May 2020	MSI	—	$37,417	$37,417
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,207,893	May 2020	MSI	—	(21,095)	(21,095)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,224,076	May 2020	MSI	—	(38,842)	(38,842)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	793,783	May 2020	MSI	—	(13,863)	(13,863)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	12,369,953	May 2020	MSI	—	(216,036)	(216,036)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,123,515	May 2020	MSI	—	(36,978)	(36,978)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	460,489	May 2020	MSI	—	(9,782)	(9,782)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	95,720	May 2020	MSI	—	174	174
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.35%	Monthly	USD	1,137,718	May 2020	MSI	—	7,820	7,820
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,307,723	May 2020	MSI	—	(79,084)	(79,084)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	1,991,361	May 2020	MSI	—	(68,263)	(68,263)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,404,190	May 2020	MSI	—	(116,659)	(116,659)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,653,121	May 2020	MSI	—	(56,651)	(56,651)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,828,260	May 2020	MSI	—	(199,731)	(199,731)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	1,825,087	May 2020	MSI	—	(32,119)	(32,119)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	200,680	May 2020	MSI	—	(3,532)	(3,532)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	195,649	May 2020	MSI	—	(3,443)	(3,443)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	260,865	May 2020	MSI	—	(4,594)	(4,594)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	73,299	May 2020	MSI	—	$(1,376)	$(1,376)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.09%	Monthly	USD	1,500,186	May 2020	MSI	—	(28,168)	(28,168)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.04%	Monthly	USD	2,755,798	May 2020	MSI	—	(51,716)	(51,716)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	265,246	May 2020	MSI	—	4,115	4,115
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	130,878	May 2020	MSI	—	2,029	2,029
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	751,894	May 2020	MSI	—	11,657	11,657
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 3.16%	Monthly	USD	9,499,473	May 2020	MSI	—	(201,433)	(201,433)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	5,547,389	May 2020	MSI	—	(259,848)	(259,848)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	855,439	May 2020	MSI	—	(40,061)	(40,061)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	2,760,477	May 2020	MSI	—	(129,276)	(129,276)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	279,921	May 2020	MSI	—	(13,109)	(13,109)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,219,898	May 2020	MSI	—	(103,983)	(103,983)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	2,486,909	May 2020	MSI	—	(116,490)	(116,490)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	1,987,212	May 2020	MSI	—	(93,083)	(93,083)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,606,564	May 2020	MSI	—	(9,051)	(9,051)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	210,540	May 2020	MSI	$(83)	(1,394)	(1,477)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	186,147	May 2020	MSI	$(10)	$(1,233)	$(1,243)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	231,516	May 2020	MSI	(13)	(1,533)	(1,546)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	208,387	May 2020	MSI	(12)	(1,546)	(1,558)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	61,144	May 2020	MSI	(19)	(405)	(424)
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR - 3.70%	Monthly	USD	1,243,106	May 2020	MSI	—	(13,135)	(13,135)
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR - 3.69%	Monthly	USD	1,396,136	May 2020	MSI	—	(14,752)	(14,752)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	23,612	May 2020	MSI	—	(333)	(333)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	139,073	May 2020	MSI	—	(2,239)	(2,239)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	46,942	May 2020	MSI	—	(756)	(756)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	290,514	May 2020	MSI	—	(14,863)	(14,863)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	152,150	May 2020	MSI	—	(7,784)	(7,784)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,206,316	May 2020	MSI	—	(61,729)	(61,729)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,351,408	May 2020	MSI	—	(69,154)	(69,154)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,079,899	May 2020	MSI	—	(55,260)	(55,260)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.68%	Monthly	USD	6,159,195	May 2020	MSI	—	(84,940)	(84,940)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	741,170	May 2020	MSI	—	(10,214)	(10,214)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,461,018	May 2020	MSI	—	(77,864)	(77,864)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,576,611	May 2020	MSI	—	$(79,882)	$(79,882)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,712,986	May 2020	MSI	—	(29,917)	(29,917)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,862,849	May 2020	MSI	—	(32,534)	(32,534)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	746,980	May 2020	MSI	—	(13,046)	(13,046)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	389,792	May 2020	MSI	—	(6,808)	(6,808)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	961,093	May 2020	MSI	—	(16,775)	(16,775)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	2,887,128	May 2020	MSI	—	(61,303)	(61,303)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	290,815	May 2020	MSI	—	(6,175)	(6,175)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	773,474	May 2020	MSI	—	(16,423)	(16,423)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	93,362	May 2020	MSI	—	(1,982)	(1,982)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	740,465	May 2020	MSI	—	(15,730)	(15,730)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	829,524	May 2020	MSI	—	(17,622)	(17,622)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	662,845	May 2020	MSI	—	(14,081)	(14,081)
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.45%	Monthly	USD	106,876	Sep 2020	MSI	—	(2,317)	(2,317)
Pay	Morgan Stanley US Momentum Custom Index	Fixed 0.50%	Monthly	USD	5,827,908	Oct 2020	MSI	—	170,634	170,634
Pay	Morgan Stanley US Momentum Custom Index	Fixed 0.50%	Monthly	USD	13,212,100	Oct 2020	MSI	—	5,505	5,505
Pay	Morgan Stanley US Momentum Custom Index	Fixed 0.50%	Monthly	USD	2,260,669	Oct 2020	MSI	$(125)	(84,580)	(84,705)
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	448	May 2020	GSI	—	136	136
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	GSI	—	$82,971	$82,971
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,779	May 2020	GSI	—	429	429
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	10,157	May 2020	GSI	—	9,940	9,940
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,945	May 2020	GSI	—	24,481	24,481
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,992	May 2020	GSI	—	71,120	71,120
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,934	May 2020	GSI	—	6,851	6,851
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,068	May 2020	GSI	—	9,814	9,814
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,886	May 2020	GSI	—	9,561	9,561
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	16,846	May 2020	GSI	—	23,391	23,391
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,002	May 2020	GSI	—	(9,330)	(9,330)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	GSI	—	29,763	29,763
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	3,496	May 2020	GSI	—	34,893	34,893
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	6,487	May 2020	GSI	—	64,746	64,746
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	4,772	May 2020	GSI	—	47,628	47,628
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,885	May 2020	GSI	—	23,064	23,064
Receive	Banco Bilbao Vizcaya Argentaria SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	156,112	May 2020	GSI	—	(29,425)	(29,425)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	54,701	May 2020	GSI	—	$12,817	$12,817
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,053	May 2020	GSI	—	4,962	4,962
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,316	May 2020	GSI	—	322,162	322,162
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	GSI	—	471,856	471,856
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	35,997	May 2020	GSI	—	62,872	62,872
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	14,748	May 2020	GSI	—	25,759	25,759
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,306	May 2020	GSI	—	5,774	5,774
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	6,178	May 2020	GSI	—	10,790	10,790
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	4,970	May 2020	GSI	—	8,681	8,681
Receive	CaixaBank SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	246,731	May 2020	GSI	—	(24,216)	(24,216)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,210	May 2020	GSI	—	(1,943)	(1,943)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,668	May 2020	GSI	—	(4,284)	(4,284)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,476	May 2020	GSI	—	(13,611)	(13,611)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,844	May 2020	GSI	—	(10,991)	(10,991)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,948	May 2020	GSI	—	(15,975)	(15,975)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,954	May 2020	GSI	—	(24,027)	(24,027)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,811	May 2020	GSI	—	(15,761)	(15,761)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,573	May 2020	GSI	—	(32,238)	(32,238)
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	560	May 2020	GSI	—	$(5,053)	$(5,053)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	303	May 2020	GSI	—	(2,734)	(2,734)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	589	May 2020	GSI	—	(5,314)	(5,314)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	539	May 2020	GSI	—	(4,863)	(4,863)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	29,533	May 2020	GSI	—	(26,021)	(26,021)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,000	May 2020	GSI	—	3,510	3,510
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,611	May 2020	GSI	—	10,188	10,188
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	GSI	—	2,632	2,632
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	GSI	—	2,636	2,636
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	22,576	May 2020	GSI	—	14,856	14,856
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	51,991	May 2020	GSI	—	34,211	34,211
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	24,810	May 2020	GSI	—	16,326	16,326
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	10,620	May 2020	GSI	—	6,988	6,988
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	754	May 2020	GSI	—	1,500	1,500
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,427	May 2020	GSI	—	4,830	4,830
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,427	May 2020	GSI	—	4,831	4,831
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,426	May 2020	GSI	—	$4,829	$4,829
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,241	May 2020	GSI	—	10,433	10,433
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,235	May 2020	GSI	—	6,441	6,441
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	970	May 2020	GSI	—	1,931	1,931
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,043	May 2020	GSI	—	8,051	8,051
Receive	Chart Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,688	May 2020	GSI	—	9,334	9,334
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,441	May 2020	GSI	—	(13,441)	(13,441)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,171	May 2020	GSI	—	(8,704)	(8,704)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,672	May 2020	GSI	—	(13,923)	(13,923)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,502	May 2020	GSI	—	(5,221)	(5,221)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,502	May 2020	GSI	—	(5,221)	(5,221)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,844	May 2020	GSI	—	(33,062)	(33,062)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,671	May 2020	GSI	—	(13,921)	(13,921)
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	GSI	—	(1,264)	(1,264)
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	GSI	—	(4,404)	(4,404)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	6,297	6,297
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	411	May 2020	GSI	—	$3,234	$3,234
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	7,870	7,870
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,400	May 2020	GSI	—	11,017	11,017
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 1.20%	Monthly	USD	326,300	May 2020	GSI	—	21,114	21,114
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,855	May 2020	GSI	—	22,833	22,833
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	26,655	May 2020	GSI	—	125,389	125,389
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,226	May 2020	GSI	—	—	—
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,898	May 2020	GSI	—	1,336	1,336
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,013	May 2020	GSI	—	1,383	1,383
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,492	May 2020	GSI	—	1,893	1,893
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,640	May 2020	GSI	—	1,256	1,256
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,796	May 2020	GSI	—	966	966
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	301,321	May 2020	GSI	—	10,926	10,926
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	GSI	—	47,936	47,936
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,029	May 2020	GSI	—	22,420	22,420
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,500	May 2020	GSI	—	54,470	54,470
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	21,788	21,788
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,100	May 2020	GSI	—	$23,967	$23,967
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,775	May 2020	GSI	—	82,250	82,250
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,469	May 2020	GSI	—	(13,694)	(13,694)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,014	May 2020	GSI	—	(20,067)	(20,067)
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	384,129	May 2020	GSI	—	(42,863)	(42,863)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,199	May 2020	GSI	—	80,456	80,456
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,564	May 2020	GSI	—	(2)	(2)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	GSI	—	(822)	(822)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,187	May 2020	GSI	—	(963)	(963)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,740	May 2020	GSI	—	(1,412)	(1,412)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,303	May 2020	GSI	—	(75,746)	(75,746)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,033	May 2020	GSI	—	302,408	302,408
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,729	May 2020	GSI	—	230,325	230,325
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	GSI	—	44,668	44,668
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,377	May 2020	GSI	—	(22,238)	(22,238)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	GSI	—	649	649
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,317	May 2020	GSI	—	760	760
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,931	May 2020	GSI	—	$1,115	$1,115
Receive	Hologic Inc	1-Month USD LIBOR + 0.20%	Monthly	USD	17,856	May 2020	GSI	—	—	—
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,532	May 2020	GSI	—	2,965	2,965
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144	May 2020	GSI	—	77	77
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	934	May 2020	GSI	—	501	501
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,172	May 2020	GSI	—	2,772	2,772
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,232	May 2020	GSI	—	6,020	6,020
Receive	IBERIABANK Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,413	May 2020	GSI	—	(17,228)	(17,228)
Receive	IBERIABANK Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,670	May 2020	GSI	—	(7,304)	(7,304)
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	43,761	May 2020	GSI	—	35,611	35,611
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	GSI	—	(428)	(428)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,044	May 2020	GSI	—	(3,013)	(3,013)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,354	May 2020	GSI	—	(1,754)	(1,754)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,792	May 2020	GSI	—	(1,335)	(1,335)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,430	May 2020	GSI	—	(1,064)	(1,064)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	970	May 2020	GSI	—	(722)	(722)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,280	May 2020	GSI	—	$(1,697)	$(1,697)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,022	May 2020	GSI	—	(1,503)	(1,503)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,427	May 2020	GSI	—	(1,804)	(1,804)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,294	May 2020	GSI	—	(963)	(963)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,152	May 2020	GSI	—	(2,346)	(2,346)
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,004	May 2020	GSI	—	(6,702)	(6,702)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,854	May 2020	GSI	—	1,224	1,224
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	874	May 2020	GSI	—	577	577
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,181	May 2020	GSI	—	1,440	1,440
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,094	May 2020	GSI	—	2,043	2,043
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,598	May 2020	GSI	—	(5,284)	(5,284)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	GSI	—	(3,894)	(3,894)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	GSI	—	(8,545)	(8,545)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	GSI	—	(9,306)	(9,306)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	GSI	—	(6,204)	(6,204)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,908	May 2020	GSI	—	(3,135)	(3,135)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,330	May 2020	GSI	—	(5,880)	(5,880)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,935	May 2020	GSI	—	(4,760)	(4,760)
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,305	May 2020	GSI	—	$(3,452)	$(3,452)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,880	May 2020	GSI	—	(3,111)	(3,111)
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,115	May 2020	GSI	—	2,497	2,497
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,534	May 2020	GSI	—	7,715	7,715
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,231	May 2020	GSI	—	7,357	7,357
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,593	May 2020	GSI	—	(13,892)	(13,892)
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,868	May 2020	GSI	—	(9,984)	(9,984)
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,416	May 2020	GSI	—	(5,745)	(5,745)
Receive	M&T Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,155	May 2020	GSI	—	5,190	5,190
Receive	M&T Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,097	May 2020	GSI	—	5,053	5,053
Receive	M&T Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,044	May 2020	GSI	—	2,516	2,516
Receive	M&T Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,383	May 2020	GSI	—	3,334	3,334
Receive	M&T Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,306	May 2020	GSI	—	(382)	(382)
Receive	mBank SA	1-Month PLN WIBOR + 0.70%	Monthly	PLN	810	May 2020	GSI	—	1,428	1,428
Receive	mBank SA	1-Month PLN WIBOR + 0.70%	Monthly	PLN	770	May 2020	GSI	—	1,358	1,358
Receive	mBank SA	1-Month PLN WIBOR + 0.70%	Monthly	PLN	1,084	May 2020	GSI	—	1,911	1,911
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	230,300	May 2020	GSI	—	$12,193	$12,193
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	GSI	—	79,107	79,107
Receive	Nedbank Group, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	20,290	May 2020	GSI	—	(15,901)	(15,901)
Receive	Nedbank Group, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	23,504	May 2020	GSI	—	(18,420)	(18,420)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	15,000	May 2020	GSI	—	1,247	1,247
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	22,305	May 2020	GSI	—	(122,383)	(122,383)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	GSI	—	557	557
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	677	May 2020	GSI	—	652	652
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	993	May 2020	GSI	—	956	956
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	26,145	May 2020	GSI	—	1,339	1,339
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,308	May 2020	GSI	—	323	323
Receive	ObsEva SA	1-Month USD LIBOR + 0.20%	Monthly	USD	23,611	May 2020	GSI	—	4,395	4,395
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,325	May 2020	GSI	—	(31,874)	(31,874)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,530	May 2020	GSI	—	(143,931)	(143,931)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	GSI	—	4,974	4,974
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,855	May 2020	GSI	—	2,250	2,250
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,900	May 2020	GSI	—	5,942	5,942
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,200	May 2020	GSI	—	$8,732	$8,732
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,560	May 2020	GSI	—	(35,135)	(35,135)
Receive	OTP Bank PLC	1-Month HUF BUBOR + 0.80%	Monthly	HUF	19,586	May 2020	GSI	—	13,138	13,138
Receive	PacWest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,997	May 2020	GSI	—	(98)	(98)
Receive	PacWest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	4,193	May 2020	GSI	—	(205)	(205)
Receive	Pinnacle Financial Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	1,311	May 2020	GSI	—	(250)	(250)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	GSI	—	47,648	47,648
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,785	May 2020	GSI	—	2,027	2,027
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,995	May 2020	GSI	—	13,147	13,147
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,900	May 2020	GSI	—	27,155	27,155
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	70,200	May 2020	GSI	—	2,181	2,181
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,910	May 2020	GSI	—	6,858	6,858
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,429	May 2020	GSI	—	1,975	1,975
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	769	May 2020	GSI	—	443	443
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	337	May 2020	GSI	—	194	194
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	840	May 2020	GSI	—	484	484
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	421	May 2020	GSI	—	$242	$242
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	674	May 2020	GSI	—	388	388
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,721	May 2020	GSI	—	991	991
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150	May 2020	GSI	—	662	662
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	421	May 2020	GSI	—	242	242
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,120	May 2020	GSI	—	645	645
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	842	May 2020	GSI	—	486	486
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	842	May 2020	GSI	—	485	485
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	841	May 2020	GSI	—	484	484
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	841	May 2020	GSI	—	484	484
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,100	May 2020	GSI	—	1,209	1,209
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,203	May 2020	GSI	—	2,420	2,420
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,774	May 2020	GSI	—	1,597	1,597
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,201	May 2020	GSI	—	2,419	2,419
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,552	May 2020	GSI	—	9,531	9,531
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,794	May 2020	GSI	—	11,398	11,398
50	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,163	May 2020	GSI	—	$1,819	$1,819
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,659	May 2020	GSI	—	19,360	19,360
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,870	May 2020	GSI	—	7,404	7,404
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,464	May 2020	GSI	—	3,719	3,719
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,345	May 2020	GSI	—	5,954	5,954
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,983	May 2020	GSI	—	8,623	8,623
Receive	Science Applications International Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	759	May 2020	GSI	—	537	537
Receive	Science Applications International Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,933	May 2020	GSI	—	2,785	2,785
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	3,213	May 2020	GSI	—	(13,857)	(13,857)
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	2,566	May 2020	GSI	—	(11,067)	(11,067)
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	857	May 2020	GSI	—	3,895	3,895
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	GSI	—	(19,954)	(19,954)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	24,581	May 2020	GSI	—	(19,181)	(19,181)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	18,749	May 2020	GSI	—	(14,633)	(14,633)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	12,338	May 2020	GSI	—	(9,628)	(9,628)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,418	May 2020	GSI	—	(15,382)	(15,382)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	51

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,811	May 2020	GSI	—	$(25,911)	$(25,911)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,905	May 2020	GSI	—	(21,359)	(21,359)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,770	May 2020	GSI	—	(1,028)	(1,028)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	GSI	—	485	485
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	205	May 2020	GSI	—	249	249
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	500	May 2020	GSI	—	606	606
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	970	970
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,465	May 2020	GSI	—	2,848	2,848
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,976	May 2020	GSI	—	7,730	7,730
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,484	May 2020	GSI	—	14,551	14,551
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,547	May 2020	GSI	—	(10,676)	(10,676)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,500	May 2020	GSI	—	(5,202)	(5,202)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,249	May 2020	GSI	—	(2,601)	(2,601)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,796	May 2020	GSI	—	(2,871)	(2,871)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	GSI	—	(342,160)	(342,160)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,400	May 2020	GSI	—	5,770	5,770
52	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,331	May 2020	GSI	—	$3,559	$3,559
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	GSI	—	2,092	2,092
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	678	May 2020	GSI	—	2,450	2,450
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	995	May 2020	GSI	—	3,596	3,596
Receive	Under Armour, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	4,036	May 2020	GSI	—	1,294	1,294
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,114	May 2020	GSI	—	489	489
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,226	May 2020	GSI	—	1,419	1,419
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,718	May 2020	GSI	—	1,635	1,635
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,473	May 2020	GSI	—	1,085	1,085
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,322	May 2020	GSI	—	1,457	1,457
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	474	May 2020	GSI	—	208	208
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	771	May 2020	GSI	—	338	338
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	691	May 2020	GSI	—	303	303
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	GSI	—	361	361
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	751	May 2020	GSI	—	329	329
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	875	May 2020	GSI	—	384	384
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	53

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,832	May 2020	GSI	—	$30,622	$30,622
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	4,975	May 2020	GSI	—	13,810	13,810
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,647	May 2020	JPM	—	62,735	62,735
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,785	May 2020	JPM	—	127,905	127,905
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,346	May 2020	JPM	—	55,430	55,430
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,808	May 2020	JPM	—	37,594	37,594
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,953	May 2020	JPM	—	96,094	96,094
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,771	May 2020	JPM	—	9,641	9,641
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,924	May 2020	JPM	—	13,653	13,653
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	24,101	May 2020	JPM	—	83,741	83,741
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	804	May 2020	JPM	—	(6,036)	(6,036)
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,617	May 2020	JPM	—	4,990	4,990
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	22,677	May 2020	JPM	$(5)	69,974	69,969
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,349	May 2020	JPM	—	274,295	274,295
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,930	May 2020	JPM	—	164,382	164,382
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,270	May 2020	JPM	—	367,850	367,850
54	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,828	May 2020	JPM	—	$16,774	$16,774
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	11,994	May 2020	JPM	—	41,672	41,672
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,652	May 2020	JPM	—	42,822	42,822
Receive	Atlassian Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,357	May 2020	JPM	—	(201,220)	(201,220)
Receive	Bandwidth, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,455	May 2020	JPM	—	(38,898)	(38,898)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,692	May 2020	JPM	—	40,688	40,688
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,453	May 2020	JPM	—	16,610	16,610
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,663	May 2020	JPM	—	1,954	1,954
Receive	Biohaven Pharmaceuticals Holdings Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,921	May 2020	JPM	—	47,240	47,240
Receive	Biohaven Pharmaceuticals Holdings Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,705	May 2020	JPM	—	26,569	26,569
Receive	BlackRock, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,617	May 2020	JPM	—	40,016	40,016
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,000	May 2020	JPM	—	5,011	5,011
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	734,545	May 2020	JPM	—	104,867	104,867
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,394	May 2020	JPM	—	255,355	255,355
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,417	May 2020	JPM	—	35,927	35,927
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,458	May 2020	JPM	—	51,280	51,280
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	55

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	23,894	May 2020	JPM	—	$2,293	$2,293
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	21,400	May 2020	JPM	—	2,053	2,053
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	16,591	May 2020	JPM	—	1,592	1,592
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	19,694	May 2020	JPM	—	1,890	1,890
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	59,082	May 2020	JPM	$24	5,669	5,693
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	999	May 2020	JPM	—	851	851
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,465	May 2020	JPM	—	5,496	5,496
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,233	May 2020	JPM	—	2,750	2,750
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,233	May 2020	JPM	—	2,751	2,751
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,383	May 2020	JPM	—	68,412	68,412
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	460	May 2020	JPM	—	305	305
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,202	May 2020	JPM	—	1,458	1,458
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,808	May 2020	JPM	—	5,832	5,832
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	30,696	May 2020	JPM	—	20,324	20,324
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,343	May 2020	JPM	—	(13,708)	(13,708)
Receive	Hill-Rom Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,400	May 2020	JPM	—	17,303	17,303
56	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Home BancShares, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,357	May 2020	JPM	—	$2,082	$2,082
Receive	Home BancShares, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,163	May 2020	JPM	—	1,184	1,184
Receive	Home BancShares, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,608	May 2020	JPM	—	2,990	2,990
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,112	May 2020	JPM	—	390,764	390,764
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,754	May 2020	JPM	—	9,038	9,038
Receive	Ingersoll-Rand PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	9,873	May 2020	JPM	—	—	—
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	8,915	May 2020	JPM	—	6,095	6,095
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	69,400	May 2020	JPM	—	2,751	2,751
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,906	May 2020	JPM	—	3,040	3,040
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	JPM	—	156	156
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,515	May 2020	JPM	—	1,042	1,042
Receive	Louisiana-Pacific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,024	May 2020	JPM	—	240	240
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,711	May 2020	JPM	—	60,474	60,474
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,889	May 2020	JPM	—	15,801	15,801
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,614	May 2020	JPM	—	14,912	14,912
Receive	Lowe's Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,845	May 2020	JPM	—	12,428	12,428
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,306	May 2020	JPM	—	11,530	11,530
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	57

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,865	May 2020	JPM	—	$13,479	$13,479
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,864	May 2020	JPM	—	13,470	13,470
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,851	May 2020	JPM	—	12,715	12,715
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,245	May 2020	JPM	—	(1,255)	(1,255)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,592	May 2020	JPM	—	41,927	41,927
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,506	May 2020	JPM	—	38,311	38,311
Receive	Mondelez International, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	67,602	May 2020	JPM	—	(182,298)	(182,298)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,827	May 2020	JPM	—	(10,636)	(10,636)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,536	May 2020	JPM	—	87,874	87,874
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,630	May 2020	JPM	—	98,719	98,719
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,373	May 2020	JPM	—	98,078	98,078
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,781	May 2020	JPM	—	26,856	26,856
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,779	May 2020	JPM	—	26,851	26,851
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,485	May 2020	JPM	—	56,010	56,010
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	295	May 2020	JPM	—	(415)	(415)
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,879	May 2020	JPM	—	(2,642)	(2,642)
58	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,517	May 2020	JPM	—	$(10,571)	$(10,571)
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,118	May 2020	JPM	—	22,057	22,057
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,678	May 2020	JPM	—	26,991	26,991
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,768	May 2020	JPM	—	834	834
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	44,947	May 2020	JPM	—	21,211	21,211
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,993	May 2020	JPM	—	16,514	16,514
Receive	Rigel Pharmaceuticals, Inc	1-Month USD LIBOR + 0.20%	Monthly	USD	206,740	May 2020	JPM	—	73,949	73,949
Receive	Sinopharm Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	32,768	May 2020	JPM	—	12,415	12,415
Receive	Sinopharm Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	57,708	May 2020	JPM	—	21,865	21,865
Receive	Sinopharm Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	377,924	May 2020	JPM	—	143,190	143,190
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	6,287	May 2020	JPM	—	39,138	39,138
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	600	May 2020	JPM	—	—	—
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	19,508	May 2020	JPM	—	55,670	55,670
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,564	May 2020	JPM	—	15,876	15,876
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	23,007	May 2020	JPM	—	65,643	65,643
Receive	SVMK, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,327	May 2020	JPM	—	8,833	8,833
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	59

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,122	May 2020	JPM	—	$109,653	$109,653
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,684	May 2020	JPM	—	72,969	72,969
Receive	The Blackstone Group, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	11,853	May 2020	JPM	—	85,309	85,309
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,890	May 2020	JPM	—	148,168	148,168
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,285	May 2020	JPM	—	3,890	3,890
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	761	May 2020	JPM	—	1,296	1,296
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	32,590	May 2020	JPM	—	81,821	81,821
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	18,735	May 2020	JPM	—	28,550	28,550
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,417	May 2020	JPM	—	5,207	5,207
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	410	May 2020	JPM	—	625	625
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,631	May 2020	JPM	—	13,153	13,153
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	7,030	May 2020	JPM	—	7,676	7,676
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	9,551	May 2020	JPM	—	10,429	10,429
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	2,657	May 2020	JPM	—	2,878	2,878
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	6,966	May 2020	JPM	—	7,546	7,546
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,950	May 2020	JPM	—	4,279	4,279
60	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	2,297	May 2020	JPM	—	$2,488	$2,488
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	6,031	May 2020	JPM	—	6,533	6,533
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	4,812	May 2020	JPM	—	5,212	5,212
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,519	May 2020	JPM	—	3,812	3,812
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,877	May 2020	JPM	—	4,200	4,200
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	19,610	May 2020	JPM	—	21,242	21,242
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	100,000	May 2020	JPM	—	2,066	2,066
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	50,000	May 2020	JPM	—	1,033	1,033
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	20,000	May 2020	JPM	—	413	413
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	190,950	May 2020	JPM	—	(16,048)	(16,048)
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,578	May 2020	JPM	—	28,120	28,120
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,593	May 2020	JPM	—	97,050	97,050
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	14,992	May 2020	JPM	—	79,155	79,155
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	61

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,047	May 2020	JPM	—	$(128,688)	$(128,688)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,925	May 2020	JPM	—	(46,075)	(46,075)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,847	May 2020	JPM	—	(104,120)	(104,120)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,923	May 2020	JPM	—	(54,029)	(54,029)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,407	May 2020	JPM	—	(226,573)	(226,573)
Receive	Wright Medical Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,452	May 2020	JPM	—	17,075	17,075
Receive	Wright Medical Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,740	May 2020	JPM	—	16,388	16,388
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	15,084	May 2020	JPM	—	37,094	37,094
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,002	May 2020	JPM	—	5,589	5,589
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,322	May 2020	JPM	—	56,162	56,162
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPM	—	18,432	18,432
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,643	May 2020	JPM	—	9,557	9,557
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,216	May 2020	JPM	—	(55,106)	(55,106)
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,585	May 2020	JPM	—	(60,413)	(60,413)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	861	May 2020	JPM	—	3,830	3,830
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,063	May 2020	JPM	—	6,778	6,778
62	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,493	May 2020	JPM	—	$14,415	$14,415
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,847	May 2020	JPM	—	90,314	90,314
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	1,964	May 2020	JPM	—	99,729	99,729
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,362	May 2020	JPM	—	98,332	98,332
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPM	—	(2,593)	(2,593)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,310	May 2020	JPM	—	(32,360)	(32,360)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPM	—	(321)	(321)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	12,579	May 2020	JPM	—	(804)	(804)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,041	May 2020	JPM	—	(517)	(517)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642	May 2020	JPM	—	2,082	2,082
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPM	—	10,647	10,647
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,978	May 2020	JPM	—	(4,970)	(4,970)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51	May 2020	JPM	—	(470)	(470)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,970	May 2020	JPM	—	1,998	1,998
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPM	—	3,004	3,004
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPM	—	3,007	3,007
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	63

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,000	May 2020	JPM	—	$501	$501
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPM	—	1,252	1,252
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPM	—	1,253	1,253
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,703	May 2020	JPM	—	(99,608)	(99,608)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,293	May 2020	JPM	—	(17,980)	(17,980)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,094	May 2020	JPM	—	(32,102)	(32,102)
Receive	Booking Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	346	May 2020	JPM	—	32,485	32,485
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	575	May 2020	JPM	—	3,692	3,692
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,796	May 2020	JPM	—	1,045	1,045
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,087	May 2020	JPM	—	8,194	8,194
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,164	May 2020	JPM	—	15,006	15,006
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,978	May 2020	JPM	—	(28,247)	(28,247)
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499	May 2020	JPM	—	8,736	8,736
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	13,151	May 2020	JPM	—	154,488	154,488
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPM	—	17,117	17,117
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,302	May 2020	JPM	—	15,295	15,295
64	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,307	May 2020	JPM	—	$11,437	$11,437
Receive	Five Prime Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,840	May 2020	JPM	—	748	748
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,473	May 2020	JPM	—	14,850	14,850
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,096	May 2020	JPM	—	8,931	8,931
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPM	—	20,616	20,616
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPM	—	7,717	7,717
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPM	—	4,469	4,469
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,902	May 2020	JPM	—	34,307	34,307
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,612	May 2020	JPM	—	45,145	45,145
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,562	May 2020	JPM	—	13,734	13,734
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,555	May 2020	JPM	—	(10,304)	(10,304)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,500	May 2020	JPM	—	43,665	43,665
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,420	May 2020	JPM	—	10,979	10,979
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	845	May 2020	JPM	—	3,223	3,223
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,234	May 2020	JPM	—	201,136	201,136
Receive	Heron Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,550	May 2020	JPM	—	16,456	16,456
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	647	May 2020	JPM	—	$254	$254
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,378	May 2020	JPM	—	166,464	166,464
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,017	May 2020	JPM	—	27,327	27,327
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	859	May 2020	JPM	—	1,640	1,640
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	40,641	May 2020	JPM	—	77,518	77,518
Receive	iRhythm Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,800	May 2020	JPM	—	(16,085)	(16,085)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,161	May 2020	JPM	—	32,330	32,330
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,888	May 2020	JPM	—	28,296	28,296
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,988	May 2020	JPM	—	19,478	19,478
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPM	—	19,458	19,458
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,974	May 2020	JPM	—	38,937	38,937
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	114,000	May 2020	JPM	$(17)	109,102	109,085
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	8,786	May 2020	JPM	—	13,120	13,120
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,014	May 2020	JPM	—	6,295	6,295
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,150	May 2020	JPM	—	4,842	4,842
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	313	May 2020	JPM	—	89	89
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,439	May 2020	JPM	—	$129,244	$129,244
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,900	May 2020	JPM	—	23,953	23,953
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	48,800	May 2020	JPM	—	(25,340)	(25,340)
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	820	May 2020	JPM	—	9,982	9,982
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,534	May 2020	JPM	—	7,799	7,799
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,749	May 2020	JPM	—	8,216	8,216
Receive	Redwood Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,688	May 2020	JPM	—	(1,938)	(1,938)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,239	May 2020	JPM	—	7,351	7,351
Receive	Roche Holdings AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	965	May 2020	JPM	—	7,875	7,875
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,626	May 2020	JPM	—	(5,678)	(5,678)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	285	May 2020	JPM	—	81	81
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	30,784	May 2020	JPM	—	8,729	8,729
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,502	May 2020	JPM	—	27,115	27,115
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	14,527	May 2020	JPM	—	41,455	41,455
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	884	May 2020	JPM	—	3,866	3,866
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	2,672	May 2020	JPM	—	3,092	3,092
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,259	May 2020	JPM	—	$23,967	$23,967
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,166	May 2020	JPM	—	(10,807)	(10,807)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,767	May 2020	JPM	—	242,000	242,000
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,610	May 2020	JPM	—	81,321	81,321
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,330	May 2020	JPM	—	(1,537)	(1,537)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,005	May 2020	JPM	—	440,816	440,816
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,200	May 2020	JPM	—	27,829	27,829
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,755	May 2020	JPM	—	110,396	110,396
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,314	May 2020	JPM	—	82,866	82,866
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPM	—	9,029	9,029
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,509	May 2020	JPM	—	(21,539)	(21,539)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,638	May 2020	JPM	—	(26,082)	(26,082)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,298	May 2020	JPM	—	(17,988)	(17,988)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	582	May 2020	JPM	—	3,427	3,427
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,177	May 2020	JPM	—	(72,689)	(72,689)
Receive	ASM International NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	3,213	May 2020	MSI	—	7,884	7,884
68	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	13,138	May 2020	MSI	—	$6,398	$6,398
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	30,762	May 2020	MSI	—	14,986	14,986
Receive	Bank Polska Kasa Opieki SA	1-Month PLN WIBOR + 1.50%	Monthly	PLN	2,664	May 2020	MSI	—	1,559	1,559
Receive	Bank Polska Kasa Opieki SA	1-Month PLN WIBOR + 1.50%	Monthly	PLN	27,878	May 2020	MSI	—	16,315	16,315
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	1,593	May 2020	MSI	—	1,315	1,315
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	7,311	May 2020	MSI	—	6,034	6,034
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	7,968	May 2020	MSI	—	13,311	13,311
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	58,450	May 2020	MSI	—	4,598	4,598
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	95,024	May 2020	MSI	—	7,475	7,475
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	26,100	May 2020	MSI	—	2,053	2,053
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	35,165	May 2020	MSI	—	2,766	2,766
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,197	May 2020	MSI	—	115	115
Receive	Coherent, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,566	May 2020	MSI	—	(10,477)	(10,477)
Receive	DocuSign, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,731	May 2020	MSI	—	(6,636)	(6,636)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,421	May 2020	MSI	—	26,774	26,774
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	338,600	May 2020	MSI	—	34,774	34,774
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	69

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	507,500	May 2020	MSI	—	$52,121	$52,121
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	15,821	May 2020	MSI	—	3,811	3,811
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	625	May 2020	MSI	—	(729)	(729)
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	54,240	May 2020	MSI	—	(89,400)	(89,400)
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	352,612	May 2020	MSI	—	(14,780)	(14,780)
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	182,062	May 2020	MSI	—	(7,631)	(7,631)
Receive	L3Harris Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,434	May 2020	MSI	—	872	872
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,576	May 2020	MSI	—	(1,342)	(1,342)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,787	May 2020	MSI	—	479	479
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,787	May 2020	MSI	—	227	227
Receive	Livent Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,527	May 2020	MSI	—	(3,081)	(3,081)
Receive	Livent Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,007	May 2020	MSI	—	(1,018)	(1,018)
Receive	M&G Prudential PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	38,672	May 2020	MSI	—	107,101	107,101
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,638	May 2020	MSI	—	60,799	60,799
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	594	May 2020	MSI	—	3,103	3,103
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,572	May 2020	MSI	—	(75)	(75)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,409	May 2020	MSI	—	(606)	(606)
70	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,746	May 2020	MSI	—	$(9,201)	$(9,201)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,236	May 2020	MSI	—	(5,799)	(5,799)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,521	May 2020	MSI	—	(4,512)	(4,512)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,539	May 2020	MSI	—	(2,625)	(2,625)
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,647	May 2020	MSI	—	(2,554)	(2,554)
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,409	May 2020	MSI	—	(4,255)	(4,255)
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,997	May 2020	MSI	—	(7,235)	(7,235)
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	29,492	May 2020	MSI	—	1,345	1,345
Receive	Renesas Electronics Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	156,300	May 2020	MSI	—	7,130	7,130
Receive	SLM Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,532	May 2020	MSI	—	1,296	1,296
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,098	May 2020	MSI	—	20	20
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,089	May 2020	MSI	—	(2,768)	(2,768)
Receive	The Chiba Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	166,100	May 2020	MSI	—	58,359	58,359
Receive	T-Mobile U.S., Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,177	May 2020	MSI	—	43,263	43,263
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,809	May 2020	MSI	—	232	232
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,527	May 2020	MSI	—	398	398
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	71

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	762	May 2020	MSI	—	$46	$46
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,143	May 2020	MSI	—	70	70
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,904	May 2020	MSI	—	116	116
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,524	May 2020	MSI	—	93	93
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,608	May 2020	MSI	—	91,321	91,321
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,879	May 2020	MSI	—	57,071	57,071
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,413	May 2020	MSI	—	(746)	(746)
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,064	May 2020	MSI	—	(4,257)	(4,257)
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,065	May 2020	MSI	—	(4,257)	(4,257)
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,032	May 2020	MSI	—	(2,128)	(2,128)
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,676	May 2020	MSI	—	(8,803)	(8,803)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,907	May 2020	MSI	—	(67,195)	(67,195)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,913	May 2020	MSI	—	(41,271)	(41,271)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,869	May 2020	MSI	—	(69,685)	(69,685)
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	24,960	May 2020	MSI	—	(1,138)	(1,138)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,875	May 2020	MSI	—	(17,293)	(17,293)
72	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,768	May 2020	MSI	—	$(48,384)	$(48,384)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,761	May 2020	MSI	—	(33,384)	(33,384)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	10,784	May 2020	MSI	—	(50,515)	(50,515)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	17,134	May 2020	MSI	—	(80,260)	(80,260)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	11,216	May 2020	MSI	—	41,174	41,174
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	MSI	—	46,137	46,137
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	47,680	May 2020	MSI	—	148,072	148,072
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	38,053	May 2020	MSI	—	72,074	72,074
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	MSI	—	2,058	2,058
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	337	May 2020	MSI	—	945	945
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,292	May 2020	MSI	—	3,621	3,621
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.50%	Monthly	CHF	4,234	May 2020	MSI	—	2,618	2,618
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	1,362	May 2020	MSI	—	1,617	1,617
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	36,649	May 2020	MSI	—	15,049	15,049
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,342	May 2020	MSI	—	19,444	19,444
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,320	May 2020	MSI	—	25,133	25,133
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	73

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	686	May 2020	MSI	—	$(293)	$(293)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,652	May 2020	MSI	—	(49,066)	(49,066)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	MSI	—	(30,762)	(30,762)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	111	May 2020	MSI	—	2,208	2,208
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	MSI	—	(128)	(128)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	251	May 2020	MSI	—	(56)	(56)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	969	May 2020	MSI	—	(221)	(221)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	42,644	May 2020	MSI	—	29,597	29,597
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	MSI	—	49,996	49,996
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,367	May 2020	MSI	—	10,848	10,848
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	19,846	May 2020	MSI	—	157,492	157,492
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,101	May 2020	MSI	—	(3,994)	(3,994)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	MSI	—	(60,124)	(60,124)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	MSI	—	(69,095)	(69,095)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	14,335	May 2020	MSI	—	21,696	21,696
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	20,423	May 2020	MSI	—	16,841	16,841
74	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	MSI	—	$3,909	$3,909
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,210	May 2020	MSI	—	8,895	8,895
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	MSI	—	(24,755)	(24,755)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	MSI	—	2,582	2,582
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	MSI	—	11,988	11,988
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	MSI	—	3,746	3,746
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,401	May 2020	MSI	—	1,804	1,804
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,604	May 2020	MSI	—	2,708	2,708
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,000	May 2020	MSI	—	4,508	4,508
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,337	May 2020	MSI	—	(116,412)	(116,412)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	MSI	—	(39,960)	(39,960)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,699	May 2020	MSI	—	20,302	20,302
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	4,500	May 2020	MSI	—	24,746	24,746
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	1,796	May 2020	MSI	—	9,877	9,877
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.25%	Monthly	USD	6,694	May 2020	MSI	—	36,776	36,776
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	74	May 2020	MSI	—	(3,790)	(3,790)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	75

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,222	May 2020	MSI	—	$4,429	$4,429
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,552	May 2020	MSI	—	2,134	2,134
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,614	May 2020	MSI	—	3,595	3,595
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	MSI	—	8,999	8,999
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,700	May 2020	MSI	—	25,710	25,710
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,688	May 2020	MSI	—	59,700	59,700
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	815	May 2020	MSI	—	18,101	18,101
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	207	May 2020	MSI	—	4,597	4,597
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	703	May 2020	MSI	—	15,613	15,613
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	521	May 2020	MSI	—	11,571	11,571
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	309	May 2020	MSI	—	6,863	6,863
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	9,261	9,261
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	487	May 2020	MSI	—	10,816	10,816
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	9,261	9,261
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,962	May 2020	MSI	—	(169,610)	(169,610)
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,936	May 2020	MSI	—	(24,646)	(24,646)
76	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	1,451,603	May 2020	MSI	—	$149,275	$149,275
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,393	May 2020	MSI	—	15,908	15,908
Receive	Expedia Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,837	May 2020	MSI	—	(2,788)	(2,788)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	21,069	May 2020	MSI	—	(42,022)	(42,022)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,216	May 2020	MSI	—	(2,425)	(2,425)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,964	May 2020	MSI	—	(5,729)	(5,729)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,330	May 2020	MSI	—	19,488	19,488
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,816	May 2020	MSI	—	6,564	6,564
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,314	May 2020	MSI	—	10,000	10,000
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,300	May 2020	MSI	—	11,129	11,129
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,709	May 2020	MSI	—	2,763	2,763
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,633	May 2020	MSI	—	5,204	5,204
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,248	May 2020	MSI	—	2,162	2,162
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,603	May 2020	MSI	—	660	660
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	464	May 2020	MSI	—	(1,019)	(1,019)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	22,912	May 2020	MSI	—	(50,306)	(50,306)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	77

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,831	May 2020	MSI	—	$20,077	$20,077
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,019	May 2020	MSI	—	7,035	7,035
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	11,288	11,288
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	11,288	11,288
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	MSI	—	6,884	6,884
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,594	May 2020	MSI	—	6,045	6,045
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	168	May 2020	MSI	—	393	393
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,716	May 2020	MSI	—	8,702	8,702
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	5,930	May 2020	MSI	—	17,634	17,634
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	MSI	—	12,638	12,638
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	757	May 2020	MSI	—	459	459
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,640	May 2020	MSI	—	3,423	3,423
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	515	May 2020	MSI	—	(40)	(40)
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	237	May 2020	MSI	—	1,590	1,590
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	MSI	—	(17)	(17)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	253	May 2020	MSI	—	(6)	(6)
78	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	970	May 2020	MSI	—	$(26)	$(26)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,429	May 2020	MSI	—	(147,965)	(147,965)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	6,276	May 2020	MSI	—	975	975
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	MSI	—	293	293
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	MSI	—	677	677
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	MSI	—	388	388
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	MSI	—	352	352
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	MSI	—	191	191
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	311	311
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	MSI	—	466	466
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	MSI	—	621	621
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	MSI	—	155	155
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	311	311
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	MSI	—	1,088	1,088
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	18,051	May 2020	MSI	—	(3,195)	(3,195)
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	11,986	May 2020	MSI	—	(2,196)	(2,196)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	79

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,373	May 2020	MSI	—	$(43)	$(43)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,647	May 2020	MSI	—	(395)	(395)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,781	May 2020	MSI	—	(306)	(306)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	9,350	May 2020	MSI	—	(18,954)	(18,954)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	1,900	May 2020	MSI	—	(3,797)	(3,797)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	118,245	May 2020	MSI	—	48,099	48,099
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	MSI	—	5,288	5,288
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	MSI	—	5,986	5,986
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	314	May 2020	MSI	—	17	17
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	MSI	—	249	249
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	MSI	—	3,153	3,153
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	842	May 2020	MSI	—	1,448	1,448
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,131	May 2020	MSI	—	5,378	5,378
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	3,891	May 2020	MSI	—	1,180	1,180
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	13,881	May 2020	MSI	—	(89,600)	(89,600)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,563	May 2020	MSI	—	(35,909)	(35,909)
80	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,682	May 2020	MSI	—	$(36,677)	$(36,677)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	265	May 2020	MSI	—	(64)	(64)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	20,905	May 2020	MSI	—	(5,086)	(5,086)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,642	May 2020	MSI	—	93,407	93,407
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	MSI	—	1,017	1,017
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	3,800	May 2020	MSI	—	4,081	4,081
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	2,930	May 2020	MSI	—	3,152	3,152
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	61,461	May 2020	MSI	—	66,108	66,108
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	39,618	May 2020	MSI	—	140,397	140,397
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,812	May 2020	MSI	—	1,551	1,551
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,771	May 2020	MSI	—	15,849	15,849
Receive	Pinnacle Financial Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	7,429	May 2020	MSI	—	16,424	16,424
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	16,633	May 2020	MSI	—	46,730	46,730
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,351	May 2020	MSI	—	4,868	4,868
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	408	May 2020	MSI	—	594	594
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	197	May 2020	MSI	—	287	287
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	81

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	36,296	May 2020	MSI	—	$31,825	$31,825
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	MSI	—	3,157	3,157
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	627	May 2020	MSI	—	551	551
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	2,385	May 2020	MSI	—	2,093	2,093
Receive	Prudential Financial, Inc.	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	MSI	—	(64,232)	(64,232)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	MSI	—	16,898	16,898
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	MSI	—	19,401	19,401
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	MSI	—	10,349	10,349
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	MSI	—	6,470	6,470
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	MSI	—	14,472	14,472
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	MSI	—	3,467	3,467
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	683	May 2020	MSI	—	1,591	1,591
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,579	May 2020	MSI	—	6,001	6,001
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	MSI	—	1,852	1,852
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	875	May 2020	MSI	—	852	852
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,240	May 2020	MSI	—	3,149	3,149
82	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,039	May 2020	MSI	—	$61,306	$61,306
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	23,975	May 2020	MSI	—	(3,795)	(3,795)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	39,855	May 2020	MSI	—	954,009	954,009
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,226	May 2020	MSI	—	125,140	125,140
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,224	May 2020	MSI	—	125,092	125,092
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	54,528	May 2020	MSI	—	(129,186)	(129,186)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	70,481	May 2020	MSI	—	(166,847)	(166,847)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,078	May 2020	MSI	—	35,941	35,941
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	MSI	—	2,233	2,233
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	42,353	May 2020	MSI	—	(13,883)	(13,883)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	24,372	May 2020	MSI	—	(7,989)	(7,989)
Receive	SVB Financial Group	1-Month USD LIBOR + 0.20%	Monthly	USD	3,091	May 2020	MSI	—	44,912	44,912
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,913	May 2020	MSI	—	(10,060)	(10,060)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,372	May 2020	MSI	—	12,282	12,282
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	184	May 2020	MSI	—	522	522
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	101	May 2020	MSI	—	1,872	1,872
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	83

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	MSI	—	$2,675	$2,675
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	1,044	May 2020	MSI	—	1,226	1,226
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	3,887	May 2020	MSI	—	4,563	4,563
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	20,742	May 2020	MSI	—	24,347	24,347
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,844	May 2020	MSI	—	22,543	22,543
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,353	May 2020	MSI	—	753	753
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,788	May 2020	MSI	—	2,853	2,853
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,044	May 2020	MSI	—	1,039	1,039
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	265	May 2020	MSI	—	1,596	1,596
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	MSI	—	789	789
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	30,429	May 2020	MSI	—	(81,019)	(81,019)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	10,077	May 2020	MSI	—	2,336	2,336
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	11,264	May 2020	MSI	—	2,611	2,611
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	6,740	May 2020	MSI	—	1,562	1,562
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,150	May 2020	MSI	—	44,916	44,916
84	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,733	May 2020	MSI	—	$24,031	$24,031
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,130	May 2020	MSI	—	39,180	39,180
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,641	May 2020	MSI	—	12,817	12,817
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	383	May 2020	MSI	—	(7,685)	(7,685)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	695	May 2020	MSI	—	(13,946)	(13,946)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	765	May 2020	MSI	—	(15,351)	(15,351)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100	May 2020	MSI	—	(2,006)	(2,006)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,646	May 2020	MSI	—	(31,204)	(31,204)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,029	May 2020	MSI	—	20,004	20,004
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	MSI	—	940	940
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	852	May 2020	MSI	—	1,598	1,598
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,961	May 2020	MSI	—	398	398
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,909	May 2020	MSI	—	792	792
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,956	May 2020	MSI	—	1,410	1,410
								$(260)	$(3,978,202)	$(3,978,462)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the fixed or floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the fixed or floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	85

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-counter
SCB	Standard Chartered Bank
SIBOR	Singapore Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $747,783,386. Net unrealized appreciation aggregated to $37,416,465, of which $66,597,485 related to gross unrealized appreciation and $29,181,020 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
86	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $745,903,541)	$789,677,629
Swap contracts, at value (net unamortized upfront payment of $2)	15,300,203
Unrealized appreciation on forward foreign currency contracts	429,806
Dividends and interest receivable	699,293
Receivable for fund shares sold	1,025,271
Receivable for investments sold	6,751,713
Other assets	46,785
Total assets	813,930,700
Liabilities
Unrealized depreciation on forward foreign currency contracts	297,850
Written options, at value (Premiums received $1,185,338)	631,272
Swap contracts, at value (net unamortized upfront payment of $(262))	19,278,665
Payable for collateral on OTC derivatives	2,485,000
Foreign currency overdraft, at value (cost $78,579)	77,072
Payable for investments purchased	47,692,030
Payable for fund shares repurchased	1,013,399
Payable to affiliates
Accounting and legal services fees	66,796
Transfer agent fees	60,295
Trustees' fees	795
Other liabilities and accrued expenses	228,088
Total liabilities	71,831,262
Net assets	$742,099,438
Net assets consist of
Paid-in capital	$706,787,149
Total distributable earnings (loss)	35,312,289
Net assets	$742,099,438

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,125,445 ÷ 1,009,951 shares)[1]	$11.02
Class C ($6,054,921 ÷ 570,911 shares)[1]	$10.61
Class I ($564,692,004 ÷ 50,228,320 shares)	$11.24
Class R6 ($26,522,328 ÷ 2,338,215 shares)	$11.34
Class NAV ($133,704,740 ÷ 11,785,271 shares)	$11.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	87

STATEMENT OF OPERATIONS For the year ended  10-31-19

Investment income
Dividends	$6,842,666
Interest	5,755,596
Less foreign taxes withheld	(366,086)
Total investment income	12,232,176
Expenses
Investment management fees	10,666,728
Distribution and service fees	107,336
Accounting and legal services fees	161,262
Transfer agent fees	709,790
Trustees' fees	14,258
Custodian fees	116,513
State registration fees	97,417
Printing and postage	98,090
Professional fees	122,001
Other	80,369
Total expenses	12,173,764
Less expense reductions	(53,479)
Net expenses	12,120,285
Net investment income	111,891
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	33,640
Futures contracts	(41,069)
Forward foreign currency contracts	279,420
Written options	992,018
Swap contracts	5,927,568
7,191,577
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	40,296,052
Futures contracts	48,470
Forward foreign currency contracts	(397,706)
Written options	274,200
Swap contracts	(4,364,803)
35,856,213
Net realized and unrealized gain	43,047,790
Increase in net assets from operations	$43,159,681
88	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-19	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$111,891	$(2,561,282)
Net realized gain	7,191,577	30,172,198
Change in net unrealized appreciation (depreciation)	35,856,213	(43,535,297)
Increase (decrease) in net assets resulting from operations	43,159,681	(15,924,381)
Distributions to shareholders
From earnings
Class A	(537,753)	(1,668,359)
Class C	(257,811)	(966,403)
Class I	(17,006,375)	(34,773,974)
Class R6	(868,772)	(727,719)
Class NAV	(4,069,796)	(11,396,994)
Total distributions	(22,740,507)	(49,533,449)
From fund share transactions	(33,287,756)	170,882,390
Total increase (decrease)	(12,868,582)	105,424,560
Net assets
Beginning of year	754,968,020	649,543,460
End of year	$742,099,438	$754,968,020
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	89

Financial highlights
CLASS A SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$10.73	$11.82	$10.45	$10.81	$10.10
Net investment loss[1]	(0.03)	(0.07)	(0.22)	(0.28)	(0.24)
Net realized and unrealized gain (loss) on investments	0.67	(0.11)	1.60	(0.03)	0.95
Total from investment operations	0.64	(0.18)	1.38	(0.31)	0.71
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.02	$10.73	$11.82	$10.45	$10.81
Total return (%)[2,3]	6.09	(1.57)	13.16	(2.94)	7.13
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$19	$22	$22	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	2.00 [4]	3.86 [5]	4.22 [5]	3.43 [5]
Expenses including reductions	1.97	1.99 [4]	3.85 [5]	4.21 [5]	3.28 [5]
Net investment loss	(0.25)	(0.61)	(1.99)	(2.71)	(2.31)
Portfolio turnover (%)	170	169	485	403	396

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[5]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
90	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$10.42	$11.57	$10.30	$10.74	$10.10
Net investment loss[1]	(0.10)	(0.15)	(0.29)	(0.35)	(0.32)
Net realized and unrealized gain (loss) on investments	0.64	(0.09)	1.57	(0.04)	0.96
Total from investment operations	0.54	(0.24)	1.28	(0.39)	0.64
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$10.61	$10.42	$11.57	$10.30	$10.74
Total return (%)[2,3]	5.39	(2.26)	12.38	(3.61)	6.34
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$10	$12	$16	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.68	2.70 [4]	4.56 [5]	4.93 [5]	4.34 [5]
Expenses including reductions	2.67	2.69 [4]	4.55 [5]	4.92 [5]	4.00 [5]
Net investment loss	(0.99)	(1.33)	(2.66)	(3.42)	(3.04)
Portfolio turnover (%)	170	169	485	403	396

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[5]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	91

CLASS I SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$10.92	$11.97	$10.55	$10.89	$10.13
Net investment income (loss)[1]	— [2]	(0.04)	(0.19)	(0.25)	(0.21)
Net realized and unrealized gain (loss) on investments	0.67	(0.10)	1.62	(0.04)	0.97
Total from investment operations	0.67	(0.14)	1.43	(0.29)	0.76
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.24	$10.92	$11.97	$10.55	$10.89
Total return (%)[3]	6.36	(1.28)	13.51	(2.64)	7.50
Ratios and supplemental data
Net assets, end of period (in millions)	$565	$566	$454	$422	$502
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	1.71 [4]	3.54 [5]	3.87 [5]	3.00 [5]
Expenses including reductions	1.68	1.70 [4]	3.54 [5]	3.87 [5]	2.99 [5]
Net investment income (loss)	— [6]	(0.36)	(1.65)	(2.40)	(2.04)
Portfolio turnover (%)	170	169	485	403	396

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[5]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
[6]	Less than 0.005%.
92	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.00	$12.04	$10.60	$10.93	$10.16
Net investment income (loss)[1]	0.01	(0.03)	(0.19)	(0.24)	(0.22)
Net realized and unrealized gain (loss) on investments	0.68	(0.10)	1.64	(0.04)	0.99
Total from investment operations	0.69	(0.13)	1.45	(0.28)	0.77
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.34	$11.00	$12.04	$10.60	$10.93
Total return (%)[2]	6.50	(1.19)	13.64	(2.54)	7.58
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$30	$9	$5	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.60 [4]	3.45 [5]	4.04 [5]	5.99 [5]
Expenses including reductions	1.57	1.60 [4]	3.44 [5]	4.01 [5]	3.03 [5]
Net investment income (loss)	0.12	(0.23)	(1.57)	(2.34)	(2.05)
Portfolio turnover (%)	170	169	485	403	396

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[5]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	93

CLASS NAV SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.00	$12.04	$10.60	$10.93	$10.16
Net investment income (loss)[1]	0.01	(0.03)	(0.17)	(0.24)	(0.20)
Net realized and unrealized gain (loss) on investments	0.69	(0.10)	1.62	(0.04)	0.97
Total from investment operations	0.70	(0.13)	1.45	(0.28)	0.77
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.35	$11.00	$12.04	$10.60	$10.93
Total return (%)[2]	6.59	(1.19)	13.64	(2.54)	7.58
Ratios and supplemental data
Net assets, end of period (in millions)	$134	$130	$152	$185	$230
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.59 [3]	3.44 [4]	3.78 [4]	2.99 [4]
Expenses including reductions	1.55	1.58 [3]	3.43 [4]	3.77 [4]	2.99 [4]
Net investment income (loss)	0.13	(0.23)	(1.54)	(2.30)	(1.82)
Portfolio turnover (%)	170	169	485	403	396

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[4]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
94	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	95

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$21,942,789	$11,663,780	$10,279,009	—
Consumer discretionary	42,095,012	28,334,688	13,760,324	—
Consumer staples	4,837,636	4,069,329	768,307	—
Energy	14,922,921	12,752,001	2,170,920	—
Financials	111,067,600	60,415,224	50,652,376	—
Health care	125,604,266	77,178,540	48,413,326	$12,400
Industrials	52,532,538	25,767,800	26,764,738	—
Information technology	73,061,004	63,214,076	9,846,928	—
96	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Materials	$4,878,762	$2,635,010	$2,243,752	—
Real estate	12,017,731	8,309,288	2,985,927	$722,516
Utilities	13,803,197	2,649,884	11,153,313	—
Corporate bonds	4,043,850	—	4,043,850	—
Convertible bonds	1,719,528	—	1,719,528	—
Purchased options	3,874,525	1,483,838	2,390,687	—
Short-term investments	303,276,270	50,423,326	252,852,944	—
Total investments in securities	$789,677,629	$348,896,784	$440,045,929	$734,916
Derivatives:
Assets
Forward foreign currency contracts	$429,806	—	$429,806	—
Swap contracts	15,300,203	—	15,300,203	—
Liabilities
Forward foreign currency contracts	(297,850)	—	(297,850)	—
Written options	(631,272)	$(199,845)	(431,427)	—
Swap contracts	(19,278,665)	—	(19,278,665)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	97

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2019 were $3,802.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $10,027,435 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
98	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2019 and 2018 was as follows:
	October 31, 2019	October 31, 2018
Ordinary income	$449	—
Long-term capital gains	22,740,058	$49,533,449
Total	$22,740,507	$49,533,449
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $7,925,116 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular
ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	99

counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2019, the fund used futures contracts to manage duration of the portfolio, to manage against anticipated interest rate changes and to manage against anticipated changes in securities markets. The fund held futures contracts with USD notional values ranging up to $11.3 million, as measured at each quarter end. There were no open futures contracts as of October 31, 2019.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
100	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

During the year ended October 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currency. The fund held forward foreign currency contracts with USD notional values ranging from $80.1 million to $103.9 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the year ended October 31, 2019, the fund used purchased options contracts to manage against anticipated currency exchange rates and changes in securities markets, to gain exposure to foreign currency and to certain securities markets, and to manage against anticipated interest rate changes. The fund held purchased options contracts with market values ranging from $1.9 million to $3.9 million, as measured at each quarter end.
During the year ended October 31, 2019, the fund wrote option contracts to manage against anticipated currency exchange rates and changes in securities markets, to gain exposure to foreign currency and to certain securities markets, and to manage against anticipated interest rate changes. The fund held written option contracts with market values ranging from $153,000 to $631,000, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
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Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended October 31, 2019, the fund used credit default swap contracts as a buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $11.8 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of October 31, 2019.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended October 31, 2019, the fund used total return swaps to manage equity exposure. The fund held total return swaps with total USD notional amounts ranging from $842.7 million to $947.5 million, as measured at each quarter.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at October 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$429,806	$(297,850)
Currency	Unaffiliated investments, at value[1]	Purchased options	1,064,311	—
Equity	Unaffiliated investments, at value[1]	Purchased options	2,810,214	—
102	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Written options, at value	Written options	—	$(3,544)
Equity	Written options, at value	Written options	—	(627,728)
Equity	Swap contracts, at value	Total return swaps[2]	15,300,203	(19,278,665)
			$19,604,534	$(20,207,787)

[1]	Purchased options are included in Fund's investments.
[2]	Reflects cumulative value of swap contracts. Swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$429,806	$(297,850)
Purchased options	2,390,687	—
Swap contracts	15,300,203	(19,278,665)
Written options	—	(431,427)
Totals	$18,120,696	$(20,007,942)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
BNP Paribas	$869,536	—	$60,917	$930,453
Citibank, N.A.	(18,164)	—	—	(18,164)
Deutsche Bank AG	(12,520)	—	—	(12,520)
Goldman Sachs International	1,359,190	$1,835,497	476,307	—
HSBC Bank USA, N.A.	16,589	—	29,977	46,566
JPMorgan Chase Bank, N.A.	(1,593,293)	—	1,593,293	—
Morgan Stanley & Co. International PLC	(2,610,653)	268,000	2,638,504	(240,149)
Standard Chartered Bank	102,069	102,069	—	—
Totals	($1,887,246)	$2,205,566	$4,798,998	$706,186
ANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	103

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$(184,294)	$104,555	—	$(84,386)	$73,738	$(90,387)
Currency	76,420	—	$279,420	—	—	355,840
Credit	—	—	—	—	(195,322)	(195,322)
Equity	(11,495,590)	(145,624)	—	1,076,404	6,049,152	(4,515,658)
Total	$(11,603,464)	$(41,069)	$279,420	$992,018	$5,927,568	$(4,445,527)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$(68,276)	—	—	—	$(21,326)	$(89,602)
Currency	(281,278)	—	$(397,706)	$36,236	—	(642,748)
Credit	—	—	—	—	63,681	63,681
Equity	(302,852)	$48,470	—	237,964	(4,407,158)	(4,423,576)
Total	$(652,406)	$48,470	$(397,706)	$274,200	$(4,364,803)	$(5,092,245)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
104	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.500% of the first $250 million of the fund’s average daily net assets and (b) 1.450% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$974
Class C	495
Class I	40,412
Class	Expense reduction
Class R6	$2,076
Class NAV	9,522
Total	$53,479

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2019, were equivalent to a net annual effective rate of 1.46% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $25,173 for the year ended October 31, 2019. Of this amount, $3,995 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $21,178 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2019, CDSCs received by the Distributor amounted to $2 and $268 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$39,794	$15,396
Class C	67,542	7,838
Class I	—	682,901
Class R6	—	3,655
Total	$107,336	$709,790
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
106	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2019 and 2018 were as follows:
	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	758,504	$8,251,737	1,592,236	$18,155,085
Distributions reinvested	36,135	370,741	79,895	874,846
Repurchased	(1,525,242)	(16,338,187)	(1,824,016)	(20,460,278)
Net decrease	(730,603)	$(7,715,709)	(151,885)	$(1,430,347)
Class C shares
Sold	73,035	$769,935	309,811	$3,425,287
Distributions reinvested	24,067	239,230	51,485	550,372
Repurchased	(471,676)	(4,894,596)	(475,419)	(5,175,098)
Net decrease	(374,574)	$(3,885,431)	(114,123)	$(1,199,439)
Class I shares
Sold	19,770,705	$216,982,492	24,365,643	$279,441,651
Distributions reinvested	1,546,541	16,145,884	2,976,924	33,073,629
Repurchased	(22,937,508)	(249,609,059)	(13,405,250)	(152,266,888)
Net increase (decrease)	(1,620,262)	$(16,480,683)	13,937,317	$160,248,392
Class R6 shares
Sold	125,178	$1,397,683	2,384,094	$27,451,408
Distributions reinvested	76,177	802,145	65,091	727,719
Repurchased	(626,222)	(7,038,333)	(445,306)	(5,179,894)
Net increase (decrease)	(424,867)	$(4,838,505)	2,003,879	$22,999,233
Class NAV shares
Sold	1,349,204	$14,883,002	260,084	$3,001,360
Distributions reinvested	386,495	4,069,796	1,019,409	11,396,993
Repurchased	(1,759,886)	(19,320,226)	(2,083,425)	(24,133,802)
Net decrease	(24,187)	$(367,428)	(803,932)	$(9,735,449)
Total net increase (decrease)	(3,174,493)	$(33,287,756)	14,871,256	$170,882,390
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $755,982,456 and $783,422,065, respectively, for the year ended October 31, 2019.
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Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At October 31, 2019, funds within the John Hancock group of funds complex held 18.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	7.6%
108	JOHN HANCOCK Seaport Long/Short Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Seaport Long/Short Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Seaport Long/Short Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	109

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $22,740,058 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
110	JOHN HANCOCK SEAPORT LONG/SHORT FUND | ANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Seaport Long/Short Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three- and five-year periods ended December 31, 2018. The Board also noted that the fund outperformed its peer group average for the one- and five-year periods and underperformed its peer group average for the three-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark for the one-year period and the peer group for the one- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or

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investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the

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performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       120

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       121

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Steven C. Angeli, CFA
John F. Averill, CFA
Jennifer N. Berg, CFA
Robert L. Deresiewicz
Ann C. Gallo
Bruce L. Glazer
Andrew R. Heiskell
Jean M. Hynes, CFA
Keith E. White

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       122

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003881	437A 10/19 12/19

John Hancock

International Dynamic Growth Fund

Annual report 10/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for global stock investors during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding global trade, a slowdown in China, sluggish growth in Europe, and the latest Brexit developments led to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates three times and the European Central Bank rolling out a sweeping package of monetary and fiscal support for the eurozone economy.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on decidedly less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Trustees and Officers
37	More information

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

TOTAL RETURNS AS OF 10/31/19 (%)

Class A shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class specific expenses; otherwise, returns would vary.

The MSCI AC World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       2

PERFORMANCE HIGHLIGHTS FOR THE PERIOD

Modest growth, low inflation, and accommodative policy supported global growth equities

Global stocks posted modestly positive returns as the global economy continued to grow and policy remained broadly accommodative in the face of various geopolitical challenges.

The fund outpaced its benchmark index

The fund outperformed its benchmark, the MSCI AC World ex-USA Growth Index, owing in part to contributions from stock selection in the consumer discretionary, industrials, and consumer staples sectors.

Stock picking in information technology hindered relative performance

Performance was hindered by stock picking in the information technology sector, while an overweight to the outperforming sector aided results.

SECTOR COMPOSITION AS OF 10/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       3

Manager's discussion of fund performance

What were the main drivers of global equity market performance during the period covered by this report—from the fund's inception on April 17, 2019, through October 31, 2019?

Most global stocks, as measured by the fund's growth-oriented benchmark, the MSCI AC World ex-USA Growth Index, posted modestly positive returns. While the global economy continued to grow, the short-term outlook was subdued, given recent headwinds from heightened trade tensions and uncertainty over Brexit, combined with longer-term issues related to demographics, fiscal imbalances, and deglobalization. These concerns weighed on the outlook for manufacturing, trade, and related business investment, although employment and consumer activity generally remained resilient. Moreover, inflation remained subdued, and monetary and fiscal policy turned supportive, increasing the chance of economic stabilization, in our view. In addition, toward the end of the period, positive developments in the trade talks between the United States and China and Brexit gave rise to growing optimism.

In the market environment described above, how did the fund perform?

The fund outperformed the benchmark, owing in part to contributions from stock selection in the consumer discretionary, industrials, and consumer staples sectors. In communications services, the fund's underweight was a positive factor, as the sector underperformed. From a regional perspective, stock selection in Latin America and

TOP 10 HOLDINGS AS OF 10/31/19 (%)		TOP 10 COUNTRIES AS OF 10/31/19 (%)
Airbus SE	4.8	France	14.9
Nestle SA	4.6	United States	10.8
LVMH Moet Hennessy Louis Vuitton SE	4.1	China	9.0
Alibaba Group Holding, Ltd., ADR	3.7	Netherlands	8.5
ASML Holding NV	3.3	Switzerland	8.4
Visa, Inc., Class A	3.3	United Kingdom	7.6
Adobe, Inc.	3.1	Japan	7.1
Teleperformance	2.9	Canada	4.4
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.8	Germany	4.3
		Brazil	3.8
Diageo PLC	2.8	TOTAL	78.8
TOTAL	35.4
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       4

Europe (excluding the United Kingdom) strongly contributed to relative performance.

On the negative side, relative performance was hindered by stock picking in information technology. However, the fund's overweight in the sector added value, as information technology outperformed, helping to somewhat mitigate the negative impact from stock selection. In Japan, the fund's underweight was a detractor, as the country's equity market outperformed; our stock selection in Japan also had a negative impact.

At the individual security level, what were the key drivers of relative performance?

The position that had the most positive impact on relative performance was Magazine Luiza SA, a Brazilian retailer of electronics and domestic appliances, which benefited from improvement in Brazil's consumer market and the company's better-than-expected sales growth on the success of its e-commerce platform. Other holdings that notably contributed to relative performance were semiconductor equipment maker ASML Holding NV (Netherlands) and business services provider Teleperformance SE (France).

The position that had the most significant negative impact was CyberArk Software, Ltd., an Israeli security software company. Its shares declined as some investors questioned CyberArk's growth outlook, based primarily on concerns about the timing of annual maintenance contract renewals. Other positions that significantly weighed on relative performance were telecommunications equipment maker Anritsu Corp. (Japan) and online payments provider Adyen NV (Netherlands).

MANAGED BY

Andrew H. Jacobson, CFA On the fund since 2019 Investing since 1988
Bradley Amolls On the fund since 2019 Investing since 1995

The views expressed in this report are exclusively those of Andrew H. Jacobson, CFA, Axiom Investors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Cumulative total returns (%) with maximum sales charge
Since inception[1]
Class A2	-0.47
Class C2	3.40
Class I2,3	5.00
Class R6[2,3]	5.00
Class NAV[3]	5.00
Index†	4.30

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.29	2.04	1.04	0.94	0.93
Net (%)	1.19	1.94	0.94	0.84	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI AC World ex-USA Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Dynamic Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI AC World ex-USA Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	4-17-19	10,340	10,440	10,430
Class I2,3	4-17-19	10,500	10,500	10,430
Class R6[2,3]	4-17-19	10,500	10,500	10,430
Class NAV[3]	4-17-19	10,500	10,500	10,430

The MSCI AC World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 4-17-19.
2	Class A, Class C, Class I, and Class R6 shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$1,032.50	$6.05	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class C	Actual expenses/actual returns[2]	1,000.00	1,028.60	9.86	1.95%
	Hypothetical example	1,000.00	1,015.40	9.91	1.95%
Class I	Actual expenses/actual returns[2]	1,000.00	1,034.50	4.82	0.95%
	Hypothetical example	1,000.00	1,020.40	4.84	0.95%
Class R6	Actual expenses/actual returns[2]	1,000.00	1,034.50	4.26	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,034.50	4.26	0.83%
	Hypothetical example	1,000.00	1,021.00	4.23	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	The inception date for Class A, Class C, Class I and Class R6 shares is 5-3-19. Actual Expenses are equal to the class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	9

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 96.3%		$325,319,180
(Cost $304,843,959)
Australia 1.5%		5,093,883
CSL, Ltd.	28,884	5,093,883
Brazil 3.8%		12,912,491
Banco do Brasil SA	220,000	2,641,317
Magazine Luiza SA	759,600	8,454,942
Notre Dame Intermedica Participacoes SA	121,400	1,816,232
Canada 4.4%		14,727,031
CAE, Inc.	130,390	3,269,897
Lululemon Athletica, Inc. (A)	28,534	5,828,640
Restaurant Brands International, Inc.	86,010	5,628,494
China 7.9%		26,689,855
Alibaba Group Holding, Ltd., ADR (A)	71,168	12,573,251
Kweichow Moutai Company, Ltd., Class A	16,056	2,688,852
Li Ning Company, Ltd.	1,161,500	3,938,440
Ping An Insurance Group Company of China, Ltd., H Shares	409,500	4,726,363
Shanghai International Airport Company, Ltd., Class A	105,300	1,140,432
Tencent Holdings, Ltd.	40,000	1,622,517
Denmark 0.8%		2,825,212
Coloplast A/S, B Shares	23,466	2,825,212
France 14.9%		50,332,960
Airbus SE	112,959	16,204,914
Dassault Systemes SE	44,820	6,807,116
L'Oreal SA	12,658	3,696,918
LVMH Moet Hennessy Louis Vuitton SE	32,532	13,892,983
Teleperformance	42,890	9,731,029
Germany 4.3%		14,404,025
adidas AG	14,746	4,558,385
Carl Zeiss Meditec AG, Bearer Shares	41,112	4,481,379
Deutsche Boerse AG	23,922	3,704,553
Nemetschek SE	32,529	1,659,708
Hong Kong 1.8%		6,050,617
AIA Group, Ltd.	607,600	6,050,617
India 0.9%		3,203,560
HDFC Bank, Ltd., ADR	52,440	3,203,560
Indonesia 1.2%		3,996,415
Bank Rakyat Indonesia Persero Tbk PT	13,337,600	3,996,415
10	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland 1.5%		$5,110,092
Experian PLC	162,115	5,110,092
Israel 3.6%		12,189,223
CyberArk Software, Ltd. (A)	70,351	7,146,255
Nice, Ltd., ADR (A)	31,960	5,042,968
Italy 3.2%		10,644,683
Davide Campari-Milano SpA	627,565	5,756,219
Ferrari NV	30,530	4,888,464
Japan 7.1%		23,951,376
Anritsu Corp. (B)	275,400	5,251,953
Keyence Corp.	8,500	5,374,520
Kobe Bussan Company, Ltd. (B)	225,600	6,675,678
Shiseido Company, Ltd.	31,700	2,613,600
Sony Corp.	66,300	4,035,625
Netherlands 8.5%		28,781,234
Adyen NV (A)(C)	10,144	7,141,536
ASML Holding NV	42,914	11,248,383
InterXion Holding NV (A)	60,000	5,293,200
Wolters Kluwer NV	69,218	5,098,115
New Zealand 1.7%		5,663,840
Xero, Ltd. (A)	119,404	5,663,840
South Korea 1.5%		5,102,762
SK Hynix, Inc.	72,569	5,102,762
Sweden 0.7%		2,302,957
Atlas Copco AB, A Shares	65,246	2,302,957
Switzerland 8.4%		28,364,566
Lonza Group AG (A)	10,974	3,955,387
Nestle SA	143,830	15,387,127
Novartis AG	37,075	3,239,438
Straumann Holding AG	6,472	5,782,614
Taiwan 2.8%		9,613,506
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	186,200	9,613,506
United Kingdom 7.6%		25,628,981
AstraZeneca PLC	86,123	8,398,503
Diageo PLC	233,334	9,550,615
Rentokil Initial PLC	974,944	5,737,753
SSP Group PLC	235,517	1,942,110
United States 8.2%		27,729,911
Adobe, Inc. (A)	36,276	10,082,186
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	11

	Shares	Value
United States (continued)
Alphabet, Inc., Class A (A)	1,121	$1,411,115
ServiceNow, Inc. (A)	21,179	5,236,720
Visa, Inc., Class A	61,500	10,999,890
Exchange-traded funds 2.6%		$8,847,630
(Cost $8,566,231)
iShares Core MSCI Total International Stock ETF	148,500	8,847,630
Participatory notes 1.1%		$3,734,517
(Cost $3,146,754)
Kweichow Moutai Company, Ltd., issued by HSBC Bank PLC, 12-04-24 (A)	22,300	3,734,517

	Yield (%)	Shares	Value
Securities lending collateral 3.1%			$10,468,469
(Cost $10,468,762)
John Hancock Collateral Trust (D)	1.9934(E)	1,046,104	10,468,469

Total investments (Cost $327,025,706) 103.1%	$348,369,796
Other assets and liabilities, net (3.1%)	(10,400,606)
Total net assets 100.0%	$337,969,190

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 10-31-19.
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $329,626,611. Net unrealized appreciation aggregated to $18,743,185, of which $23,821,170 related to gross unrealized appreciation and $5,077,985 related to gross unrealized depreciation.
12	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $316,556,944) including $10,412,141 of securities loaned	$337,901,327
Affiliated investments, at value (Cost $10,468,762)	10,468,469
Total investments, at value (Cost $327,025,706)	348,369,796
Cash	1,857,105
Foreign currency, at value (Cost $12,680)	12,680
Dividends and interest receivable	134,499
Receivable for fund shares sold	22,138
Receivable for investments sold	5,658,529
Receivable for securities lending income	15,237
Receivable from affiliates	1,242
Other assets	62,629
Total assets	356,133,855
Liabilities
Payable for investments purchased	6,144,425
Payable for fund shares repurchased	1,439,118
Payable upon return of securities loaned	10,468,826
Payable to affiliates
Accounting and legal services fees	24,390
Transfer agent fees	75
Trustees' fees	258
Other liabilities and accrued expenses	87,573
Total liabilities	18,164,665
Net assets	$337,969,190
Net assets consist of
Paid-in capital	$323,076,524
Total distributable earnings (loss)	14,892,666
Net assets	$337,969,190

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	13

STATEMENT OF ASSETS AND LIABILITIES 10-31-19  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($587,972 ÷ 56,085 shares)[1]	$10.48
Class C ($75,022 ÷ 7,184 shares)[1]	$10.44
Class I ($76,463 ÷ 7,286 shares)	$10.49
Class R6 ($52,032 ÷ 4,955 shares)	$10.50
Class NAV ($337,177,701 ÷ 32,104,017 shares)	$10.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 10-31-191

Investment income
Dividends	$2,137,444
Interest	170,689
Securities lending	48,308
Less foreign taxes withheld	(170,833)
Total investment income	2,185,608
Expenses
Investment management fees	1,219,513
Distribution and service fees	680
Accounting and legal services fees	30,842
Transfer agent fees	242
Trustees' fees	648
Custodian fees	55,194
State registration fees	38,977
Printing and postage	14,702
Professional fees	81,787
Other	7,819
Total expenses	1,450,404
Less expense reductions	(199,747)
Net expenses	1,250,657
Net investment income	934,951
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,397,553)
Affiliated investments	(64)
(7,397,617)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,339,471
Affiliated investments	(293)
21,339,178
Net realized and unrealized gain	13,941,561
Increase in net assets from operations	$14,876,512
[1] Period from 4-17-19 (commencement of operations) to 10-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	15

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-19[1]
Increase (decrease) in net assets
From operations
Net investment income	$934,951
Net realized loss	(7,397,617)
Change in net unrealized appreciation (depreciation)	21,339,178
Increase in net assets resulting from operations	14,876,512
From fund share transactions	323,092,678
Total increase	337,969,190
Net assets
Beginning of period	—
End of period	$337,969,190

[1]	Period from 4-17-19 (commencement of operations) to 10-31-19.
16	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.09
Net investment loss[2]	(0.02)
Net realized and unrealized gain (loss) on investments	0.41
Total from investment operations	0.39
Net asset value, end of period	$10.48
Total return (%)[3,4]	3.87 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33 [6]
Expenses including reductions	1.20 [6]
Net investment loss	(0.31) [6]
Portfolio turnover (%)	48

[1]	The inception date for Class A shares is 5-3-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	17

CLASS C SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.09
Net investment loss[2]	(0.04)
Net realized and unrealized gain (loss) on investments	0.39
Total from investment operations	0.35
Net asset value, end of period	$10.44
Total return (%)[3,4]	3.47 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08 [7]
Expenses including reductions	1.95 [7]
Net investment loss	(0.75) [7]
Portfolio turnover (%)	48

[1]	The inception date for Class C shares is 5-3-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.09
Net investment income[2]	0.02
Net realized and unrealized gain (loss) on investments	0.38
Total from investment operations	0.40
Net asset value, end of period	$10.50
Total return (%)[3]	4.06 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]
Expenses including reductions	0.95 [6]
Net investment income	0.31 [6]
Portfolio turnover (%)	48

[1]	The inception date for Class I shares is 5-3-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	19

CLASS R6 SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.09
Net investment income[2]	0.02
Net realized and unrealized gain (loss) on investments	0.39
Total from investment operations	0.41
Net asset value, end of period	$10.50
Total return (%)[3]	4.06 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98 [6]
Expenses including reductions	0.84 [6]
Net investment income	0.45 [6]
Portfolio turnover (%)	48

[1]	The inception date for Class R6 shares is 5-3-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
20	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized gain (loss) on investments	0.47
Total from investment operations	0.50
Net asset value, end of period	$10.50
Total return (%)[3]	5.00 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96 [5]
Expenses including reductions	0.83 [5]
Net investment income	0.62 [5]
Portfolio turnover (%)	48

[1]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	21

Notes to financial statements
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. The fund commenced operations on April 17, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such
22	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT

securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$5,093,883	—	$5,093,883	—
Brazil	12,912,491	$12,912,491	—	—
Canada	14,727,031	14,727,031	—	—
China	26,689,855	12,573,251	14,116,604	—
Denmark	2,825,212	—	2,825,212	—
France	50,332,960	—	50,332,960	—
Germany	14,404,025	—	14,404,025	—
Hong Kong	6,050,617	—	6,050,617	—
India	3,203,560	3,203,560	—	—
Indonesia	3,996,415	—	3,996,415	—
Ireland	5,110,092	—	5,110,092	—
Israel	12,189,223	12,189,223	—	—
Italy	10,644,683	4,888,464	5,756,219	—
Japan	23,951,376	—	23,951,376	—
Netherlands	28,781,234	5,293,200	23,488,034	—
New Zealand	5,663,840	—	5,663,840	—
South Korea	5,102,762	—	5,102,762	—
ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	23

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	$2,302,957	—	$2,302,957	—
Switzerland	28,364,566	—	28,364,566	—
Taiwan	9,613,506	$9,613,506	—	—
United Kingdom	25,628,981	—	25,628,981	—
United States	27,729,911	27,729,911	—	—
Exchange-traded funds	8,847,630	8,847,630	—	—
Participatory notes	3,734,517	—	3,734,517	—
Securities lending collateral	10,468,469	10,468,469	—	—
Total investments in securities	$348,369,796	$122,446,736	$225,923,060	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2019, the fund loaned securities valued at $10,412,141 and received $10,468,826 of cash collateral.
24	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 27, 2019, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the period ended October 31, 2019 were $891.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	25

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $4,645,147 available to offset future net realized capital gains. This carryforward does not expire.
The fund’s federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
There were no distributions for the period ended October 31, 2019.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $799,540 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.810% of the first $1 billion of the fund’s average daily net assets; and (b) 0.750% of the fund’s average daily net assets in excess of $1 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all assets. The Advisor has a subadvisory agreement with Axiom International Investors, LLC. The fund is not responsible for payment of the subadvisory fees.
26	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This current limitation expires on February 28, 2021, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$200
Class C	46
Class I	34
Class	Expense reduction
Class R6	$33
Class NAV	199,434
Total	$199,747

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2019, were equivalent to a net annual effective rate of 0.68% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	27

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $194 for the period ended October 31, 2019. Of this amount, $28 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $166 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended October 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$341	$166
Class C	339	41
Class I	—	32
Class R6	—	3
Total	$680	$242
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,287,832	1	2.355%	$150
28	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the period ended October 31, 2019 were as follows:
	Period ended 10-31-19[1]
	Shares	Amount
Class A shares[2]
Sold	65,429	$661,130
Repurchased	(9,344)	(96,269)
Net increase	56,085	$564,861
Class C shares[2]
Sold	7,184	$72,084
Net increase	7,184	$72,084
Class I shares[2]
Sold	7,286	$74,050
Net increase	7,286	$74,050
Class R6 shares[2]
Sold	4,955	$50,000
Net increase	4,955	$50,000
Class NAV shares
Sold	34,497,810	$346,799,399
Repurchased	(2,393,793)	(24,467,716)
Net increase	32,104,017	$322,331,683
Total net increase	32,179,527	$323,092,678

[1]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[2]	The inception date for Class A, Class C, Class I and Class R6 shares is 5-3-19.
Affiliates of the fund owned 69%, 68%, 100% and 100% of shares of Class C, Class I, Class R6 and Class NAV, respectively, on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $451,663,891 and $127,859,370, respectively, for the period ended October 31, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
ANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	29

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At October 31, 2019, funds within the John Hancock group of funds complex held 99.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	37.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	16.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	1,446,080	(399,976)	1,046,104	—	—	$(64)	$(293)	$10,468,469

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK International Dynamic Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock International Dynamic Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock International Dynamic Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, the related statements of operations and changes in net assets for the period April 17, 2019 (commencement of operations) through October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations and changes in its net assets for the period April 17, 2019 (commencement of operations) through October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	31

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund intends to pass through foreign tax credits of $167,151.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | ANNUAL REPORT

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       33

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       34

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       35

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       36

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Axiom International Investors LLC

Portfolio Managers

Bradley Amoils
Andrew Jacobson, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003870	474A 10/19 12/19

John Hancock

Emerging Markets Equity Fund

Annual report 10/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for global stock investors during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding global trade, a slowdown in China, sluggish growth in Europe, and the latest Brexit developments led to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates three times and the European Central Bank rolling out a sweeping package of monetary and fiscal support for the eurozone economy.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on decidedly less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
14	Financial statements
17	Financial highlights
24	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Continuation of investment advisory and subadvisory agreements
42	Trustees and Officers
46	More information

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/19 (%)

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Emerging-market equities rose amid positive developments on policy and fluctuating trade tensions

Favorable news about accommodative monetary policies and easing trade tensions helped to lift emerging-market equities, and the fund's benchmark, the MSCI Emerging Markets Index, posted a positive return.

The fund outpaced its benchmark index

The fund outperformed its benchmark, owing in part to contributions from stock selection in the financials, consumer staples, and healthcare sectors.

Stock picking in selected sectors hindered relative performance

Although stock picking had a positive impact overall, selection in the communication services and consumer discretionary sectors weighed on relative performance.

PORTFOLIO COMPOSITION AS OF 10/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       3

SECTOR COMPOSITION AS OF 10/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       4

Manager's discussion of fund performance

What were the main drivers of emerging-market equity performance during the 12 months ended October 31, 2019?

Most emerging-market stocks, as measured by the fund's benchmark, the MSCI Emerging Markets Index, posted positive returns. A subdued short-term outlook for global economic growth weighed on the performance of cyclical sectors such as materials and industrials, and growth and earnings fell steadily. However, structural declines in inflation enabled monetary policymakers in many emerging markets to implement widespread interest-rate cuts, increasing the chance of economic stabilization. In addition, market and fiscal reforms in countries such as China, India, and Brazil provided a further positive catalyst for emerging-market equities. Trade tensions remained high, and incremental developments in a trade dispute between the United States and China triggered episodes of market volatility. However, toward the end of the period, the talks between the two nations took a more positive direction, and the potential for a rollback in tariffs gave rise to growing optimism.

In the market environment described above, how did the fund perform?

The fund outperformed the benchmark, owing in part to contributions from stock selection in the financials, consumer staples, and healthcare sectors. In information

TOP 10 HOLDINGS AS OF 10/31/19 (%)		TOP 10 COUNTRIES AS OF 10/31/19 (%)
Alibaba Group Holding, Ltd., ADR	4.7	China	26.0
Samsung Electronics Company, Ltd.	4.6	Brazil	11.7
Ping An Insurance Group Company of China, Ltd., H Shares	4.1	South Korea	11.0
		Taiwan	10.7
Tencent Holdings, Ltd.	4.0	India	10.7
AIA Group, Ltd.	3.9	Hong Kong	10.1
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.8	Russia	5.4
		United Kingdom	3.9
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6	South Africa	2.9
		Indonesia	1.8
CNOOC, Ltd.	2.3	TOTAL	94.2
Sberbank of Russia PJSC, ADR	2.3
Itau Unibanco Holding SA	2.2	As a percentage of net assets.
TOTAL	33.5	Cash and cash equivalents are not included.
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       5

technology, relative performance was aided both by stock picking and by the fund's modest overweight in the sector, which outperformed. From a regional perspective, stock selection in Asian emerging markets significantly added to relative performance.

On the negative side, relative performance was hindered by stock picking in the communication services and consumer discretionary sectors.

At the individual security level, what were the key drivers of relative performance?

The position that had the most positive impact on relative performance was AIA Group, Ltd., a Hong Kong-based life insurer. Other holdings that notably contributed to relative performance were Kweichow Moutai Company, Ltd., a liquor producer (China); Notre Dame Intermedica Participacoes SA, a managed healthcare company (Brazil); China Resources Beer Holdings Company, Ltd., a Hong Kong-listed brewer operating in China; and power tools maker Techtronic Industries Company, Ltd. (Hong Kong).

The position that had the most significant negative impact was internet search engine company Baidu, Inc. (China.). Other positions that significantly weighed on relative performance were CNOOC, Ltd., a state-run offshore oil exploration and production company (China); S-Oil Corp., a petroleum producer and refiner (South Korea); Sinopharm Group Company, Ltd., a pharmaceutical maker (China); and Mail.ru Group Ltd., an internet company (Russia). The fund's positions in Baidu and Sinopharm were sold during the period.

MANAGED BY

Kathryn Langridge On the fund since inception Investing since 1980
Philip Ehrmann On the fund since inception Investing since 1981

The views expressed in this report are exclusively those of Kathryn Langridge, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class A	9.75	2.96	13.62
Class C	13.74	3.45	16.01
Class I2	15.81	4.45	20.98
Class R2[2]	15.67	4.27	20.08
Class R4[2]	15.77	4.39	20.68
Class R6[2]	16.08	4.57	21.61
Class NAV[2]	16.10	4.57	21.60
Index†	11.86	4.18	19.66

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.44	2.14	1.15	1.55	1.40	1.05	1.04
Net (%)	1.43	2.13	1.14	1.54	1.29	1.04	1.03

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-16-15	11,601	11,601	11,966
Class I2	6-16-15	12,098	12,098	11,966
Class R2[2]	6-16-15	12,008	12,008	11,966
Class R4[2]	6-16-15	12,068	12,068	11,966
Class R6[2]	6-16-15	12,161	12,161	11,966
Class NAV[2]	6-16-15	12,160	12,160	11,966

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-16-15.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.10	$ 7.20	1.42%
	Hypothetical example	1,000.00	1,018.00	7.22	1.42%
Class C	Actual expenses/actual returns	1,000.00	1,007.50	10.73	2.12%
	Hypothetical example	1,000.00	1,014.50	10.76	2.12%
Class I	Actual expenses/actual returns	1,000.00	1,012.00	5.63	1.11%
	Hypothetical example	1,000.00	1,019.60	5.65	1.11%
Class R2	Actual expenses/actual returns	1,000.00	1,010.10	6.99	1.38%
	Hypothetical example	1,000.00	1,018.20	7.02	1.38%
Class R4	Actual expenses/actual returns	1,000.00	1,012.00	5.93	1.17%
	Hypothetical example	1,000.00	1,019.30	5.95	1.17%
Class R6	Actual expenses/actual returns	1,000.00	1,012.90	5.12	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Class NAV	Actual expenses/actual returns	1,000.00	1,012.90	5.07	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | ANNUAL REPORT

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 93.0%		$1,873,370,763
(Cost $1,615,500,328)
Brazil 9.5%		192,367,163
B3 SA - Brasil Bolsa Balcao	2,371,600	28,609,402
Banco BTG Pactual SA	1,263,400	20,463,898
Cogna Educacao	3,493,700	8,423,907
Lojas Renner SA	2,780,570	35,186,118
Notre Dame Intermedica Participacoes SA	2,002,800	29,963,346
Odontoprev SA	4,084,900	15,064,374
Pagseguro Digital, Ltd., Class A (A)	397,922	14,754,948
Raia Drogasil SA	717,100	19,668,620
StoneCo, Ltd., Class A (A)	549,947	20,232,550
China 26.0%		524,293,319
3SBio, Inc. (A)(B)	14,166,000	26,387,821
Alibaba Group Holding, Ltd., ADR (A)	536,987	94,869,493
China International Travel Service Corp., Ltd., Class A	1,574,616	20,203,109
CNOOC, Ltd.	31,244,000	46,498,905
Focus Media Information Technology Company, Ltd., Class A	20,003,534	17,026,717
Kingdee International Software Group Company, Ltd.	18,246,000	19,993,057
Kweichow Moutai Company, Ltd., Class A	148,631	24,890,809
New Oriental Education & Technology Group, Inc., ADR (A)	10,666	1,301,892
Ping An Bank Company, Ltd., Class A	14,838,467	34,260,723
Ping An Healthcare and Technology Company, Ltd. (A)(B)	3,495,200	23,904,395
Ping An Insurance Group Company of China, Ltd., H Shares	7,147,500	82,494,950
Tencent Holdings, Ltd.	1,989,300	80,691,812
Tencent Music Entertainment Group, ADR (A)	1,462,133	20,235,921
Wuxi Biologics Cayman, Inc. (A)(B)	989,500	11,628,075
Yum China Holdings, Inc.	468,368	19,905,640
Hong Kong 10.1%		202,895,095
AIA Group, Ltd.	7,984,000	79,506,467
China Resources Beer Holdings Company, Ltd.	7,004,000	35,909,690
Hong Kong Exchanges & Clearing, Ltd.	859,700	26,783,126
Pacific Basin Shipping, Ltd.	122,997,000	28,478,413
Techtronic Industries Company, Ltd.	4,122,500	32,217,399
India 10.7%		215,597,215
Colgate-Palmolive India, Ltd.	918,859	20,052,526
HDFC Bank, Ltd.	2,000,798	34,656,550
Housing Development Finance Corp., Ltd.	1,188,886	35,766,286
ICICI Bank, Ltd.	5,020,008	32,813,914
ICICI Bank, Ltd., ADR	956,223	12,459,587
ITC, Ltd.	4,328,964	15,744,177
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	11

	Shares	Value
India (continued)
Reliance Industries, Ltd.	1,901,145	$39,205,149
UltraTech Cement, Ltd.	426,337	24,899,026
Indonesia 1.8%		35,605,302
Bank Central Asia Tbk PT	15,907,100	35,605,302
Macau 1.3%		26,432,846
Sands China, Ltd.	5,366,400	26,432,846
Mexico 0.7%		14,637,238
Fomento Economico Mexicano SAB de CV	1,646,700	14,637,238
Netherlands 0.9%		17,488,066
Prosus NV (A)	253,601	17,488,066
Peru 1.6%		31,814,263
Credicorp, Ltd.	148,637	31,814,263
Russia 5.4%		108,117,019
LUKOIL PJSC, ADR	435,182	40,062,855
Mail.Ru Group, Ltd., GDR (A)	635,924	13,423,600
Sberbank of Russia PJSC, ADR	3,098,559	45,556,564
Yandex NV, Class A (A)	271,758	9,074,000
South Africa 2.9%		58,270,158
Clicks Group, Ltd.	1,376,943	22,383,431
Naspers, Ltd., N Shares	253,601	35,886,727
South Korea 6.4%		129,316,942
LG Household & Health Care, Ltd.	36,522	39,520,382
NAVER Corp.	232,760	32,818,339
SK Hynix, Inc.	519,347	36,518,405
S-Oil Corp.	239,489	20,459,816
Taiwan 10.7%		216,483,603
ASE Technology Holding Company, Ltd.	11,721,000	30,409,350
LandMark Optoelectronics Corp.	3,870,000	32,535,552
MediaTek, Inc.	3,244,000	43,323,154
Taiwan Semiconductor Manufacturing Company, Ltd.	5,441,000	53,320,733
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,101,972	56,894,814
United Arab Emirates 1.1%		21,242,640
Network International Holdings PLC (A)(B)	3,037,584	21,242,640
United Kingdom 3.9%		78,809,894
Anglo American PLC	1,558,182	40,103,202

Mondi PLC (JSE Limited Exchange)	1,866,826	38,706,692
12	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 6.8%		$137,117,251
(Cost $108,963,279)
Brazil 2.2%		44,519,935
Itau Unibanco Holding SA	4,928,159	44,519,935
South Korea 4.6%		92,597,316
Samsung Electronics Company, Ltd.	2,630,544	92,597,316

	Yield (%)	Shares	Value
Short-term investments 0.6%			$11,380,837
(Cost $11,380,837)
Money market funds 0.6%			11,380,837
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.6343(C)	11,380,837	11,380,837

Total investments (Cost $1,735,844,444) 100.4%	$2,021,868,851
Other assets and liabilities, net (0.4%)	(7,142,367)
Total net assets 100.0%	$2,014,726,484

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $1,742,440,759. Net unrealized appreciation aggregated to $279,428,092, of which $325,460,273 related to gross unrealized appreciation and $46,032,181 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $1,735,844,444)	$2,021,868,851
Foreign currency, at value (Cost $2,040)	2,040
Dividends and interest receivable	1,242,711
Receivable for fund shares sold	5,070
Receivable for investments sold	2,608,155
Other assets	63,005
Total assets	2,025,789,832
Liabilities
Foreign capital gains tax payable	4,916,712
Payable for investments purchased	862,566
Payable for fund shares repurchased	4,753,926
Payable to affiliates
Accounting and legal services fees	179,188
Transfer agent fees	405
Distribution and service fees	25
Trustees' fees	2,382
Other liabilities and accrued expenses	348,144
Total liabilities	11,063,348
Net assets	$2,014,726,484
Net assets consist of
Paid-in capital	$1,746,648,287
Total distributable earnings (loss)	268,078,197
Net assets	$2,014,726,484

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,480,597 ÷ 317,722 shares)[1]	$10.95
Class C ($174,033 ÷ 16,251 shares)[1]	$10.71
Class I ($207,916 ÷ 18,933 shares)	$10.98
Class R2 ($79,901 ÷ 7,294 shares)	$10.95
Class R4 ($57,041 ÷ 5,199 shares)	$10.97
Class R6 ($1,164,184 ÷ 105,967 shares)	$10.99
Class NAV ($2,009,562,812 ÷ 182,936,933 shares)	$10.99
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  10-31-19

Investment income
Dividends	$40,813,043
Non-cash dividends	21,392,666
Interest	853,837
Less foreign taxes withheld	(2,964,473)
Total investment income	60,095,073
Expenses
Investment management fees	16,880,792
Distribution and service fees	10,839
Accounting and legal services fees	399,191
Transfer agent fees	4,019
Trustees' fees	32,089
Custodian fees	833,953
State registration fees	94,389
Printing and postage	24,354
Professional fees	85,409
Other	55,414
Total expenses	18,420,449
Less expense reductions	(134,430)
Net expenses	18,286,019
Net investment income	41,809,054
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(53,004,660)
(53,004,660)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	254,052,793
254,052,793
Net realized and unrealized gain	201,048,133
Increase in net assets from operations	$242,857,187
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-19	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$41,809,054	$12,579,939
Net realized gain (loss)	(53,004,660)	86,450,200
Change in net unrealized appreciation (depreciation)	254,052,793	(234,559,673)
Increase (decrease) in net assets resulting from operations	242,857,187	(135,529,534)
Distributions to shareholders
From earnings
Class A	(178,084)	(39,480)
Class C	(7,905)	(3,164)
Class I	(5,348)	(1,553)
Class R2	(3,759)	(978)
Class R4	(3,714)	(927)
Class R6	(38,064)	(2,798)
Class NAV	(99,101,719)	(18,484,012)
Total distributions	(99,338,593)	(18,532,912)
From fund share transactions	857,990,056	88,062,546
Total increase (decrease)	1,001,508,650	(65,999,900)
Net assets
Beginning of year	1,013,217,834	1,079,217,734
End of year	$2,014,726,484	$1,013,217,834
16	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.19	$11.85	$9.29	$8.99	$10.00
Net investment income[2]	0.19	0.10	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.27	(1.59)	2.53	0.28	(1.02)
Total from investment operations	1.46	(1.49)	2.57	0.30	(1.01)
Less distributions
From net investment income	(0.04)	(0.04)	(0.01)	—	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.70)	(0.17)	(0.01)	—	—
Net asset value, end of period	$10.95	$10.19	$11.85	$9.29	$8.99
Total return (%)[3,4]	15.56	(12.79)	27.78	3.34	(10.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	1.44	1.51	1.58	1.64 [7]
Expenses including reductions	1.42	1.44	1.50	1.50	1.50 [7]
Net investment income	1.80	0.87	0.37	0.24	0.44 [7]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS C SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00	$11.68	$9.20	$8.97	$10.00
Net investment income (loss)[2]	0.11	— [3]	(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.26	(1.55)	2.53	0.26	(1.02)
Total from investment operations	1.37	(1.55)	2.48	0.23	(1.03)
Less distributions
From net realized gain	(0.66)	(0.13)	—	—	—
Net asset value, end of period	$10.71	$10.00	$11.68	$9.20	$8.97
Total return (%)[4,5]	14.74	(13.44)	26.96	2.56	(10.30) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	2.14	2.21	2.28	2.35 [8]
Expenses including reductions	2.12	2.14	2.20	2.20	2.20 [8]
Net investment income (loss)	1.08	(0.03)	(0.53)	(0.36)	(0.17) [8]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.22	$11.89	$9.31	$9.00	$10.00
Net investment income[2]	0.26	0.12	0.07	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.24	(1.59)	2.55	0.27	(1.03)
Total from investment operations	1.50	(1.47)	2.62	0.32	(1.00)
Less distributions
From net investment income	(0.08)	(0.07)	(0.04)	(0.01)	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.74)	(0.20)	(0.04)	(0.01)	—
Net asset value, end of period	$10.98	$10.22	$11.89	$9.31	$9.00
Total return (%)[3]	15.81	(12.52)	28.15	3.53	(10.00) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.15	1.20	1.26	1.33 [6]
Expenses including reductions	1.12	1.15	1.20	1.25	1.25 [6]
Net investment income	2.53	0.97	0.66	0.63	0.78 [6]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

CLASS R2 SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.19	$11.86	$9.30	$8.99	$10.00
Net investment income[2]	0.21	0.09	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	1.27	(1.58)	2.54	0.27	(1.03)
Total from investment operations	1.48	(1.49)	2.59	0.31	(1.01)
Less distributions
From net investment income	(0.06)	(0.05)	(0.03)	—	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.72)	(0.18)	(0.03)	—	—
Net asset value, end of period	$10.95	$10.19	$11.86	$9.30	$8.99
Total return (%)[3]	15.67	(12.74)	27.94	3.45	(10.10) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.30	1.36	1.42	1.48 [6]
Expenses including reductions	1.33	1.29	1.35	1.41	1.48 [6]
Net investment income	2.02	0.71	0.47	0.44	0.56 [6]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
20	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.21	$11.88	$9.31	$8.99	$10.00
Net investment income[2]	0.20	0.10	0.06	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.29	(1.58)	2.55	0.27	(1.03)
Total from investment operations	1.49	(1.48)	2.61	0.32	(1.01)
Less distributions
From net investment income	(0.07)	(0.06)	(0.04)	— [3]	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.73)	(0.19)	(0.04)	— [3]	—
Net asset value, end of period	$10.97	$10.21	$11.88	$9.31	$8.99
Total return (%)[4]	15.77	(12.58)	28.04	3.59	(10.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.31	1.36	1.42	1.48 [7]
Expenses including reductions	1.17	1.20	1.26	1.31	1.35 [7]
Net investment income	1.93	0.82	0.59	0.54	0.68 [7]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

CLASS R6 SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.22	$11.89	$9.32	$9.00	$10.00
Net investment income[2]	0.26	0.17	0.09	0.06	0.03
Net realized and unrealized gain (loss) on investments	1.26	(1.63)	2.53	0.27	(1.03)
Total from investment operations	1.52	(1.46)	2.62	0.33	(1.00)
Less distributions
From net investment income	(0.09)	(0.08)	(0.05)	(0.01)	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.75)	(0.21)	(0.05)	(0.01)	—
Net asset value, end of period	$10.99	$10.22	$11.89	$9.32	$9.00
Total return (%)[3]	16.08	(12.52)	28.33	3.69	(10.00) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.05	1.11	1.17	1.23 [6]
Expenses including reductions	1.01	1.04	1.10	1.14	1.21 [6]
Net investment income	2.48	1.45	0.88	0.71	0.82 [6]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
22	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.22	$11.89	$9.32	$9.00	$10.00
Net investment income[2]	0.24	0.14	0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	1.28	(1.60)	2.54	0.26	(1.02)
Total from investment operations	1.52	(1.46)	2.62	0.33	(1.00)
Less distributions
From net investment income	(0.09)	(0.08)	(0.05)	(0.01)	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.75)	(0.21)	(0.05)	(0.01)	—
Net asset value, end of period	$10.99	$10.22	$11.89	$9.32	$9.00
Total return (%)[3]	16.10	(12.51)	28.33	3.65	(10.00) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2,010	$1,010	$1,076	$859	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.04	1.10	1.15	1.22 [5]
Expenses including reductions	1.00	1.03	1.09	1.14	1.21 [5]
Net investment income	2.29	1.18	0.75	0.77	0.61 [5]
Portfolio turnover (%)	38	50	54	42	17

[1]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
24	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$192,367,163	$192,367,163	—	—
China	524,293,319	136,312,946	$387,980,373	—
Hong Kong	202,895,095	—	202,895,095	—
India	215,597,215	12,459,587	203,137,628	—
Indonesia	35,605,302	—	35,605,302	—
Macau	26,432,846	—	26,432,846	—
Mexico	14,637,238	14,637,238	—	—
Netherlands	17,488,066	—	17,488,066	—
Peru	31,814,263	31,814,263	—	—
Russia	108,117,019	94,693,419	13,423,600	—
South Africa	58,270,158	—	58,270,158	—
South Korea	129,316,942	—	129,316,942	—
Taiwan	216,483,603	56,894,814	159,588,789	—
United Arab Emirates	21,242,640	—	21,242,640	—
United Kingdom	78,809,894	—	78,809,894	—
Preferred securities
Brazil	44,519,935	44,519,935	—	—
South Korea	92,597,316	—	92,597,316	—
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	25

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	$11,380,837	$11,380,837	—	—
Total investments in securities	$2,021,868,851	$595,080,202	$1,426,788,649	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2019 were $6,445.
26	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $43,249,387 and a long-term capital loss carryforward of $10,914,194 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2019 and 2018 was as follows:
	October 31, 2019	October 31, 2018
Ordinary income	$14,180,989	$7,204,245
Long-term capital gains	85,157,604	11,328,667
Total	$99,338,593	$18,532,912
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $47,711,048 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	27

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$221
Class C	11
Class I	12
Class R2	5
Class	Expense reduction
Class R4	$4
Class R6	65
Class NAV	134,058
Total	$134,376

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2019, were equivalent to a net annual effective rate of 0.92% of the fund's average daily net assets.
28	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $54 for Class R4 shares for the year ended October 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,082 for the year ended October 31, 2019. Of this amount, $498 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,584 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	29

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$9,027	$3,516
Class C	1,464	171
Class I	—	205
Class R2	209	9
Class R4	139	7
Class R6	—	111
Total	$10,839	$4,019
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2019 and 2018 were as follows:
	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	204,547	$2,154,740	256,991	$3,149,851
Distributions reinvested	18,825	178,084	3,354	39,480
Repurchased	(177,952)	(1,826,338)	(211,905)	(2,525,498)
Net increase	45,420	$506,486	48,440	$663,833
Class C shares
Sold	7,652	$78,162	13,852	$165,074
Distributions reinvested	850	7,905	225	2,615
Repurchased	(4,306)	(44,433)	(26,479)	(295,498)
Net increase (decrease)	4,196	$41,634	(12,402)	$(127,809)
Class I shares
Sold	43,290	$446,236	1,251	$15,009
Distributions reinvested	239	2,260	61	720
Repurchased	(31,849)	(319,812)	(6,852)	(81,397)
Net increase (decrease)	11,680	$128,684	(5,540)	$(65,668)
30	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT

	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	2,009	$22,000	—	—
Distributions reinvested	77	728	18	$210
Repurchased	—	—	(5,958)	(71,051)
Net increase (decrease)	2,086	$22,728	(5,940)	$(70,841)
Class R4 shares
Sold	154	$1,589	533	$6,517
Distributions reinvested	67	631	10	119
Repurchased	(80)	(842)	(6,070)	(72,594)
Net increase (decrease)	141	$1,378	(5,527)	$(65,958)
Class R6 shares
Sold	52,180	$538,413	41,337	$505,895
Distributions reinvested	4,028	38,065	163	1,921
Repurchased	(915)	(9,951)	(10,000)	(118,554)
Net increase	55,293	$566,527	31,500	$389,262
Class NAV shares
Sold	86,932,990	$898,101,859	14,733,752	$167,551,446
Distributions reinvested	10,486,954	99,101,719	1,570,434	18,484,011
Repurchased	(13,256,063)	(140,480,959)	(7,994,433)	(98,695,730)
Net increase	84,163,881	$856,722,619	8,309,753	$87,339,727
Total net increase	84,282,697	$857,990,056	8,360,284	$88,062,546
Affiliates of the fund owned 22%, 58%, 81%, 96% and 100% of shares of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,482,681,117 and $676,432,617, respectively, for the year ended October 31, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	31

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At October 31, 2019, funds within the John Hancock group of funds complex held 99.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.0%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.2%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.0%
32	JOHN HANCOCK Emerging Markets Equity Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Emerging Markets Equity Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	33

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Income derived from foreign sources was $62,149,505. The fund intends to pass through foreign tax credits of $2,964,473.
The fund paid $85,157,604 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
34	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | ANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly known as "John Hancock Asset Management a division of Manulife Asset Management (US) LLC") for John Hancock Emerging Markets Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       35

legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one- and three-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance. The Board also took into account management's discussion of the reasons for the fund's recent underperformance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       37

each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       39

regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       40

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       41

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       42

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       43

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       44

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       45

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Philip Ehrmann
Kathryn Langridge

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003840	456A 10/19 12/19

John Hancock

Global Thematic Opportunities Fund

Annual report 10/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for global stock investors during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding global trade, a slowdown in China, sluggish growth in Europe, and the latest Brexit developments led to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates three times and the European Central Bank rolling out a sweeping package of monetary and fiscal support for the eurozone economy.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on decidedly less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
30	Report of independent registered public accounting firm
31	Trustees and Officers
35	More information

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.

TOTAL RETURNS AS OF 10/31/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST PERIOD MONTHS

World stocks rebounded, yielding positive returns

After a volatile final quarter in 2018, global concerns eased and world stocks rallied in response, turning in positive performance and slightly trailing U.S. large cap stocks.

The fund posted strong results

The fund outpaced its benchmark, the MSCI World Index, to end the period with double-digit returns.

Positioning by sector and thematic segment benefited performance

Strong performance in technology stocks in the security thematic segment, combined with the fund's lack of exposure to energy, the weakest-performing sector, contributed to returns.

SECTOR COMPOSITION AS OF 10/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       3

Manager's discussion of fund performance

What were the main drivers of equity market performance during the period ended October 31, 2019?

Stocks fell sharply in the fourth quarter of 2018—nearly concurrent with the fund's December 14, 2018, launch—as trade war negotiations, Brexit uncertainty, and global economic concerns raised fears of recession. Markets then reversed in early 2019, moving upward as a trade deal and Brexit resolution appeared in sight. High corporate profitability and supportive central bank policy kept volatility low as the year progressed. Broadly, North American equities outperformed the global average, even as Asia-Pacific lagged.

How did the fund perform?

The fund outperformed its benchmark, the MSCI World Index, due to sector allocation and stock selection. An overweight in information technology contributed strongly to relative performance; lack of exposure to energy, the weakest-performing sector in the benchmark, also benefited returns. Underweight allocations to consumer staples likewise added to performance. Performance was weakened, though, by the fund's overweight in healthcare as pricing pressures depressed stocks.

TOP 10 HOLDINGS AS OF 10/31/19 (%)		TOP 10 COUNTRIES AS OF 10/31/19 (%)
Visa, Inc., Class A	4.0	United States	60.8
UnitedHealth Group, Inc.	3.4	France	5.3
Roche Holding AG	3.2	United Kingdom	5.1
Apple, Inc.	3.0	Ireland	4.7
Fidelity National Financial, Inc.	2.8	Switzerland	4.3
Thermo Fisher Scientific, Inc.	2.8	South Korea	4.0
Kering SA	2.7	China	3.6
Global Payments, Inc.	2.7	Germany	3.4
Fidelity National Information Services, Inc.	2.6	Hong Kong	2.4
Schneider Electric SE	2.5	Netherlands	1.6
TOTAL	29.7	TOTAL	95.2
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       4

What were the key drivers of relative performance at the individual security level?

The fund's investment strategy takes a thematic approach to equity selection, focusing on stocks that align to emerging global megatrends. The security thematic segment was the largest contributor, based on the performance of electronic payment companies.

Top contributors to performance included Total System Services, Inc., an electronic payments company in the security thematic segment that was acquired by Global Payments, Inc. during the period, increasing the market cap of both companies; the fund holds both stocks. Although the semiconductor market experienced a downcycle, KLA Corp.'s product leadership, part of the robotics thematic segment, resulted in better-than-expected earnings growth. Synopsys, an electronic design automation company in the robotics thematic segment, experienced upward revisions as profits grew despite semiconductor market cyclicality. Title insurer Fidelity National Financial, in the smart city thematic segment, benefited from higher demand for mortgage refinancing.

Stocks detracting from performance included health insurance companies Cigna Corp., UnitedHealth Group, Inc., and CVS Health Corp. All three stocks in the health thematic segment performed weakly as proposals for universal healthcare system could jeopardize health insurers' businesses. We sold the fund's holdings in Cigna and CVS. Bunzl PLC, a multinational distribution and outsourcing company in the nutrition thematic segment, experienced slow top-line growth due to lack of acquisitions.

MANAGED BY

Hans Peter Portner, CFA On the fund since 2018 Investing since 2001
Gertjan Van Der Geer On the fund since 2018 Investing since 2001

The views expressed in this report are exclusively those of Hans Peter Portner, CFA, Pictet Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Cumulative total returns (%) with maximum sales charge
Since inception[1]
Class A	14.34
Class C	18.60
Class I2	20.70
Class R6[2]	20.70
Class NAV[2]	20.80
Index†	15.15

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.30	2.05	1.05	0.95	0.94
Net (%)	1.19	1.94	0.94	0.85	0.84

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Thematic Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	12-14-18	11,860	11,960	11,515
Class I2	12-14-18	12,070	12,070	11,515
Class R6[2]	12-14-18	12,070	12,070	11,515
Class NAV[2]	12-14-18	12,080	12,080	11,515

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-14-18.
2	For certain types of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,055.20	$ 6.16	1.19%
	Hypothetical example	1,000.00	1,019.20	6.06	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,051.00	10.03	1.94%
	Hypothetical example	1,000.00	1,015.40	9.86	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,056.90	4.82	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,056.90	4.41	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,056.90	4.35	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	9

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 95.8%		$347,469,446
(Cost $304,604,761)
China 3.6%		13,076,822
Alibaba Group Holding, Ltd., ADR (A)	25,197	4,451,553
ENN Energy Holdings, Ltd.	318,000	3,627,918
Tencent Holdings, Ltd.	123,200	4,997,351
France 5.3%		19,132,414
Kering SA	17,368	9,882,331
Schneider Electric SE	99,527	9,250,083
Germany 3.4%		12,302,378
Siemens AG	73,988	8,538,218
Vonovia SE	70,682	3,764,160
Hong Kong 2.4%		8,676,178
China Mobile, Ltd.	592,500	4,815,070
Guangdong Investment, Ltd.	1,784,000	3,861,108
Ireland 4.7%		17,087,018
Allegion PLC	74,824	8,682,577
Kingspan Group PLC	162,234	8,404,441
Japan 1.5%		5,513,187
Horiba, Ltd.	81,700	5,513,187
Netherlands 1.6%		5,678,430
NXP Semiconductors NV	49,951	5,678,430
Singapore 1.5%		5,591,961
Oversea-Chinese Banking Corp., Ltd.	695,586	5,591,961
South Korea 1.6%		5,672,341
Woongjin Coway Company, Ltd.	71,852	5,672,341
Switzerland 4.3%		15,604,704
Roche Holding AG	38,584	11,612,086
Stadler Rail AG (A)(B)	82,202	3,992,618
United Kingdom 5.1%		18,375,330
Bunzl PLC	224,818	5,848,599
Mondi PLC (JSE Limited Exchange)	431,399	8,944,609
Severn Trent PLC	122,519	3,582,122
United States 60.8%		220,758,683
American Water Works Company, Inc.	29,502	3,636,712
AO Smith Corp.	116,520	5,788,714
Apple, Inc.	43,165	10,737,725
10	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Aqua America, Inc.	82,355	$3,733,152
Boston Scientific Corp. (A)	218,397	9,107,155
Cisco Systems, Inc.	160,871	7,642,981
Columbia Sportswear Company	49,121	4,442,994
Comcast Corp., Class A	175,466	7,864,386
Expedia Group, Inc.	50,863	6,950,938
Fidelity National Financial, Inc.	220,348	10,100,752
Fidelity National Information Services, Inc.	70,450	9,282,492
Global Payments, Inc.	57,966	9,806,688
Halozyme Therapeutics, Inc. (A)	115,607	1,771,099
International Flavors & Fragrances, Inc. (B)	31,512	3,844,779
IPG Photonics Corp. (A)	28,832	3,871,561
KLA Corp.	32,545	5,501,407
Littelfuse, Inc.	26,019	4,568,156
MAXIMUS, Inc.	66,640	5,113,954
MSA Safety, Inc.	34,218	4,108,555
Neurocrine Biosciences, Inc. (A)	19,485	1,938,563
Packaging Corp. of America	65,171	7,133,618
PayPal Holdings, Inc. (A)	42,801	4,455,584
Sarepta Therapeutics, Inc. (A)(B)	23,429	1,946,013
Sensata Technologies Holding PLC (A)	91,503	4,684,039
Stanley Black & Decker, Inc.	37,554	5,683,047
Synopsys, Inc. (A)	49,863	6,768,902
The Middleby Corp. (A)	55,150	6,670,393
The Toro Company	100,749	7,770,770
Thermo Fisher Scientific, Inc.	33,115	10,000,068
Trimble, Inc. (A)	143,133	5,702,419
UnitedHealth Group, Inc.	49,348	12,470,240
Visa, Inc., Class A	80,779	14,448,132
Xylem, Inc.	107,328	8,230,984

Zebra Technologies Corp., Class A (A)	20,943	4,981,711
Preferred securities 2.4%		$8,610,051
(Cost $7,632,760)
South Korea 2.4%		8,610,051
Samsung Electronics Company, Ltd.	244,598	8,610,051

	Yield (%)	Shares	Value
Securities lending collateral 2.6%			$9,563,965
(Cost $9,563,589)
John Hancock Collateral Trust (C)	1.9934(D)	955,718	9,563,965

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	11

Total investments (Cost $321,801,110) 100.8%	$365,643,462
Other assets and liabilities, net (0.8%)	(2,817,457)
Total net assets 100.0%	$362,826,005

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 10-31-19.
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $322,359,763. Net unrealized appreciation aggregated to $43,283,699, of which $49,841,632 related to gross unrealized appreciation and $6,557,933 related to gross unrealized depreciation.
12	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $312,237,521) including $9,248,392 of securities loaned	$356,079,497
Affiliated investments, at value (Cost $9,563,589)	9,563,965
Total investments, at value (Cost $321,801,110)	365,643,462
Cash	7,196,189
Dividends and interest receivable	274,918
Receivable for fund shares sold	5,000
Receivable for investments sold	5,141,260
Receivable for securities lending income	2,375
Receivable from affiliates	1,415
Other assets	61,251
Total assets	378,325,870
Liabilities
Payable for investments purchased	2,848,943
Payable for fund shares repurchased	2,940,948
Payable upon return of securities loaned	9,563,982
Payable to affiliates
Accounting and legal services fees	32,378
Transfer agent fees	74
Trustees' fees	826
Other liabilities and accrued expenses	112,714
Total liabilities	15,499,865
Net assets	$362,826,005
Net assets consist of
Paid-in capital	$305,388,042
Total distributable earnings (loss)	57,437,963
Net assets	$362,826,005

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($534,434 ÷ 44,382 shares)[1]	$12.04
Class C ($85,230 ÷ 7,126 shares)[1]	$11.96
Class I ($76,287 ÷ 6,322 shares)	$12.07
Class R6 ($69,588 ÷ 5,763 shares)	$12.07
Class NAV ($362,060,466 ÷ 29,972,809 shares)	$12.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

STATEMENT OF OPERATIONS For the period ended 10-31-191

Investment income
Dividends	$4,929,062
Interest	142,655
Securities lending	10,569
Less foreign taxes withheld	(277,803)
Total investment income	4,804,483
Expenses
Investment management fees	2,322,108
Distribution and service fees	1,257
Accounting and legal services fees	59,006
Transfer agent fees	473
Trustees' fees	4,055
Custodian fees	87,329
State registration fees	67,246
Printing and postage	74,170
Professional fees	157,851
Other	17,402
Total expenses	2,790,897
Less expense reductions	(441,660)
Net expenses	2,349,237
Net investment income	2,455,246
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,109,997
Affiliated investments	(715)
11,109,282
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	43,847,242
Affiliated investments	376
43,847,618
Net realized and unrealized gain	54,956,900
Increase in net assets from operations	$57,412,146
[1] Period from 12-14-18 (commencement of operations) to 10-31-19.
14	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-19[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,455,246
Net realized gain	11,109,282
Change in net unrealized appreciation (depreciation)	43,847,618
Increase in net assets resulting from operations	57,412,146
From fund share transactions	305,413,859
Total increase	362,826,005
Net assets
Beginning of period	—
End of period	$362,826,005

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

Financial highlights
CLASS A SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.04
Net realized and unrealized gain (loss) on investments	2.00
Total from investment operations	2.04
Net asset value, end of period	$12.04
Total return (%)[3,4]	20.40 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37 [6]
Expenses including reductions	1.19 [6]
Net investment income	0.39 [6]
Portfolio turnover (%)	59

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.03)
Net realized and unrealized gain (loss) on investments	1.99
Total from investment operations	1.96
Net asset value, end of period	$11.96
Total return (%)[3,4]	19.60 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12 [7]
Expenses including reductions	1.94 [7]
Net investment loss	(0.30) [7]
Portfolio turnover (%)	59

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	17

CLASS I SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.07
Net realized and unrealized gain (loss) on investments	2.00
Total from investment operations	2.07
Net asset value, end of period	$12.07
Total return (%)[3]	20.70 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [6]
Expenses including reductions	0.94 [6]
Net investment income	0.73 [6]
Portfolio turnover (%)	59

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.08
Net realized and unrealized gain (loss) on investments	1.99
Total from investment operations	2.07
Net asset value, end of period	$12.07
Total return (%)[3]	20.70 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [6]
Expenses including reductions	0.85 [6]
Net investment income	0.82 [6]
Portfolio turnover (%)	59

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	19

CLASS NAV SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.09
Net realized and unrealized gain (loss) on investments	1.99
Total from investment operations	2.08
Net asset value, end of period	$12.08
Total return (%)[3]	20.80 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$362
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [5]
Expenses including reductions	0.84 [5]
Net investment income	0.88 [5]
Portfolio turnover (%)	59

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on December 14, 2018.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	21

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$13,076,822	$4,451,553	$8,625,269	—
France	19,132,414	—	19,132,414	—
Germany	12,302,378	—	12,302,378	—
Hong Kong	8,676,178	—	8,676,178	—
Ireland	17,087,018	8,682,577	8,404,441	—
Japan	5,513,187	—	5,513,187	—
Netherlands	5,678,430	5,678,430	—	—
Singapore	5,591,961	—	5,591,961	—
South Korea	5,672,341	—	5,672,341	—
Switzerland	15,604,704	—	15,604,704	—
United Kingdom	18,375,330	—	18,375,330	—
United States	220,758,683	220,758,683	—	—
22	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$8,610,051	—	$8,610,051	—
Securities lending collateral	9,563,965	$9,563,965	—	—
Total investments in securities	$365,643,462	$249,135,208	$116,508,254	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2019, the fund loaned securities valued at $9,248,392 and received $9,563,982 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	23

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the period ended October 31, 2019 were $2,260.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
24	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT

There were no distributions for the period ended October 31, 2019.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $14,148,998 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average daily net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.790% of the next $500 million of the fund’s aggregate average daily net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate average daily net assets and (e) 0.730% of the fund’s aggregate average daily net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	25

fund. During the period ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary,make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.84% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This current limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, and Class I shares to limit expenses for the class, to the extent that expenses exceed 1.19%,1.94%, and 0.94%, respectively, of average daily net assets of each class. Expenses means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This current limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$534
Class C	102
Class I	97
Class	Expense reduction
Class R6	$88
Class NAV	440,839
Total	$441,660

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2019, were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
26	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14 for the period ended October 31, 2019. Of this amount, $3 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $11 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended October 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$707	$338
Class C	550	65
Class I	—	63
Class R6	—	7
Total	$1,257	$473
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the period ended October 31, 2019 were as follows:
	Period ended 10-31-19[1]
	Shares	Amount
Class A shares
Sold	50,145	$554,355
Repurchased	(5,763)	(68,429)
Net increase	44,382	$485,926
Class C shares
Sold	7,126	$74,934
Net increase	7,126	$74,934
Class I shares
Sold	6,322	$65,000
Net increase	6,322	$65,000
Class R6 shares
Sold	5,763	$58,500
Net increase	5,763	$58,500
Class NAV shares
Sold	34,475,132	$356,592,069
Repurchased	(4,502,323)	(51,862,570)
Net increase	29,972,809	$304,729,499
Total net increase	30,036,402	$305,413,859

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
Affiliates of the fund owned 70%, 79%, 87% and 100% of shares of Class C, Class I, Class R6 and Class NAV, respectively, on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $475,880,151 and $174,825,821, respectively, for the period ended October 31, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
28	JOHN HANCOCK Global Thematic Opportunities Fund | ANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At October 31, 2019, funds within the John Hancock group of funds complex held 99.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	50.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	22.4%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	4,678,665	(3,722,947)	955,718	—	—	$(715)	$376	$9,563,965

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Thematic Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Global Thematic Opportunities Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 14, 2018 (commencement of operations) through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, changes in its net assets and the financial highlights for the period December 14, 2018 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | ANNUAL REPORT

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       31

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       32

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       33

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Pictet Asset Management SA

Portfolio Managers

Hans Peter Portner, CFA
Gertjan Van Der Geer

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

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Financial Industries

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Fundamental Large Cap Core

New Opportunities

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U.S. Global Leaders Growth

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GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

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INCOME FUNDS

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Income

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ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

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Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

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John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

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Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003862	471A 10/19 12/19

John Hancock

ESG All Cap Core Fund

Annual report 10/31/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for stock investors in the United States during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. Investors, who had generally shunned riskier assets in the final months of 2018, regained their risk appetites in the first half of 2019. Despite setbacks in May and August, the markets closed the period on record highs. Against this backdrop, the U.S. Federal Reserve pivoted from raising short-term interest rates to an easing stance, cutting interest rates three times in the latter half of the period.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the likelihood of a recession is perceived to increase. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG All Cap Core Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Continuation of investment advisory and subadvisory agreements
37	Trustees and Officers
41	More information

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/19 (%)

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Mid-cap stocks outperformed large and small caps

Mid-cap growth stocks outperformed the broad market index, large-cap stocks tracked the index, and small caps lagged.

The fund outperformed its benchmark

The fund outpaced its benchmark, the S&P Composite 1500 index, primarily due to positive stock selection.

Selection across sectors was mixed

Stock selection in consumer discretionary, real estate, healthcare, and information technology sectors was strong, while selection in energy, communications services, and financials detracted from performance.

SECTOR COMPOSITION AS OF 10/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       3

Manager's discussion of fund performance

How would you describe the market environment during the 12-months ended October 31, 2019?

The stock market was volatile during the period, retrenching during the fourth quarter of 2018 before rebounding in early 2019. Amid trade war concerns and Brexit indecision, high corporate profitability and supportive central bank policy buoyed markets. Though the S&P 1500 Composite Index posted record highs near the end of the period, in our view, the market environment remains uncertain.

From an environmental, social, and governance (ESG) perspective, what were some of the issues you grappled with during the period?

We're watching the rising importance of gender and diversity issues, yet company reporting to the public hasn't kept pace. Though we're doing our own qualitative research, quantitative data—needed by ESG investors—is lacking. The uncertain policy landscape around climate change remains a challenge. In the auto industry we're seeing some companies supporting attempts to roll back emissions and fuel economy regulations as others prefer to maintain the status quo. Likewise, the utilities industry is in flux. Pricing competition between renewables and natural gas for power generation, coupled with market uncertainty, has created upward demand for utilities stocks.

TOP 10 HOLDINGS AS OF 10/31/19 (%)

Alphabet, Inc., Class A	3.9
Microsoft Corp.	3.7
Bank of America Corp.	2.3
American Water Works Company, Inc.	2.2
Mastercard, Inc., Class A	2.1
PayPal Holdings, Inc.	2.0
SBA Communications Corp.	2.0
Verizon Communications, Inc.	2.0
Merck & Company, Inc.	1.9
Aflac, Inc.	1.8
TOTAL	23.9
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       4

The fund outperformed its benchmark, S&P Composite 1500 Index, for the period. What stocks or strategies were among the top contributors to relative returns?

Stock selection was the primary contributor to performance. Top contributors included SBA Communications Corporation, a cell-phone tower company that rents space to cell phone providers and is directly benefiting from 5G rollout. American Water Works Company, Inc., a water utility, performed strongly, in part due to the acquisition of water systems formerly managed by municipalities. Starbucks Corp. reported several quarters of strong comparable stores sales growth, coupled with increasing operating margins, allaying fears about competition, particularly in China.

What stocks or strategies were among the largest detractors from relative returns?

Detractors from relative performance included EOG Resources Inc., an oil exploration and production company that returned weak performance as oversupply in domestic oil production depressed commodity prices. Cigna Corp., a health insurance company, showed less resilience than competitors to political and market pressures. Core Laboratories NV, an energy service company, contracted along with the global energy sector slowdown. For valuation reasons, we retained the stocks in the portfolio.

Can you tell us about a recent manager change?

Effective June 30, 2019, portfolio manager Stephanie R. Leighton, CFA, retired. We wish her well.

MANAGED BY

Elizabeth R. Levy, CFA On the fund since inception Investing since 2004
Cheryl I. Smith, Ph.D., CFA On the fund since inception Investing since 1987

The views expressed in this report are exclusively those of Elizabeth R. Levy, CFA, Trillium Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class A	8.57	10.24	39.36
Class C	12.36	11.09	43.06
Class I2	14.47	12.18	47.91
Class R6[2]	14.60	12.30	48.47
Index†	13.66	13.38	53.37

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I or Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.84	2.59	1.60	1.49
Net (%)	1.17	1.92	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P Composite 1500 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P Composite 1500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	14,306	14,306	15,337
Class I2	6-6-16	14,791	14,791	15,337
Class R6[2]	6-6-16	14,847	14,847	15,337

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-16.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ESG ALL CAP CORE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.80	$6.05	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,032.40	9.89	1.93%
	Hypothetical example	1,000.00	1,015.50	9.80	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,036.50	4.77	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,037.30	4.21	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	9

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 99.1%		$27,516,731
(Cost $21,088,187)
Communication services 8.2%		2,282,605
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	9,048	547,133
Interactive media and services 3.9%
Alphabet, Inc., Class A (A)	872	1,097,674
Media 2.3%
Omnicom Group, Inc.	4,780	368,968
The New York Times Company, Class A	8,700	268,830
Consumer discretionary 10.4%		2,902,906
Auto components 1.1%
BorgWarner, Inc.	7,432	309,766
Hotels, restaurants and leisure 1.0%
Starbucks Corp.	3,496	295,622
Internet and direct marketing retail 1.0%
Booking Holdings, Inc. (A)	133	272,486
Multiline retail 1.8%
Target Corp.	4,587	490,396
Specialty retail 3.2%
The Home Depot, Inc.	1,987	466,110
The TJX Companies, Inc.	7,513	433,124
Textiles, apparel and luxury goods 2.3%
Lululemon Athletica, Inc. (A)	1,585	323,768
NIKE, Inc., Class B	3,480	311,634
Consumer staples 7.1%		1,961,248
Food and staples retailing 1.3%
Costco Wholesale Corp.	1,235	366,931
Food products 3.3%
General Mills, Inc.	5,535	281,510
Lamb Weston Holdings, Inc.	3,560	277,822
McCormick & Company, Inc.	2,155	346,287
Household products 1.1%
The Procter & Gamble Company	2,491	310,154
Personal products 1.4%
Unilever NV, NY Shares	6,390	378,544
Energy 3.5%		986,195
Energy equipment and services 0.4%
Core Laboratories NV	2,531	111,465
10	JOHN HANCOCK ESG ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 3.1%
EOG Resources, Inc.	3,615	$250,556
Marathon Petroleum Corp.	4,614	295,065
ONEOK, Inc.	4,713	329,109
Financials 12.4%		3,437,333
Banks 6.9%
Bank of America Corp.	20,452	639,534
East West Bancorp, Inc.	5,892	252,885
First Republic Bank	3,083	327,908
SVB Financial Group (A)	1,100	243,628
The PNC Financial Services Group, Inc.	3,052	447,728
Capital markets 1.1%
The Bank of New York Mellon Corp.	6,240	291,720
Insurance 4.4%
Aflac, Inc.	9,231	490,719
Reinsurance Group of America, Inc.	1,618	262,876
The Travelers Companies, Inc.	3,665	480,335
Health care 14.2%		3,936,633
Biotechnology 1.1%
Gilead Sciences, Inc.	4,800	305,808
Health care equipment and supplies 2.7%
Becton, Dickinson and Company	1,124	287,744
Medtronic PLC	4,159	452,915
Health care providers and services 4.2%
Cigna Corp.	2,256	402,606
CVS Health Corp.	2,556	169,693
LHC Group, Inc. (A)	1,883	208,957
Quest Diagnostics, Inc.	3,707	375,334
Life sciences tools and services 3.6%
Illumina, Inc. (A)	805	237,894
IQVIA Holdings, Inc. (A)	2,968	428,639
Waters Corp. (A)	1,602	339,015
Pharmaceuticals 2.6%
Johnson & Johnson	1,436	189,609
Merck & Company, Inc.	6,213	538,419
Industrials 9.7%		2,689,249
Aerospace and defense 1.1%
Hexcel Corp.	4,025	300,346
Commercial services and supplies 0.7%
Interface, Inc.	10,995	182,847
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	11

	Shares	Value
Industrials (continued)
Construction and engineering 0.8%
Quanta Services, Inc.	5,319	$223,664
Electrical equipment 1.3%
Eaton Corp. PLC	4,008	349,137
Machinery 4.6%
Ingersoll-Rand PLC	2,200	279,158
The Middleby Corp. (A)	2,239	270,807
Wabtec Corp.	5,090	353,093
Xylem, Inc.	5,056	387,745
Road and rail 1.2%
J.B. Hunt Transport Services, Inc.	2,913	342,452
Information technology 22.1%		6,123,609
Electronic equipment, instruments and components 1.8%
IPG Photonics Corp. (A)	1,145	153,751
Trimble, Inc. (A)	8,410	335,054
IT services 5.2%
Accenture PLC, Class A	1,583	293,520
Mastercard, Inc., Class A	2,139	592,097
PayPal Holdings, Inc. (A)	5,442	566,512
Semiconductors and semiconductor equipment 3.6%
Analog Devices, Inc.	2,675	285,235
First Solar, Inc. (A)	4,159	215,395
NXP Semiconductors NV	2,705	307,504
Xilinx, Inc.	2,116	192,006
Software 9.7%
Adobe, Inc. (A)	1,409	391,603
ANSYS, Inc. (A)	1,409	310,191
Blackbaud, Inc.	1,925	161,604
LogMeIn, Inc.	2,382	156,450
Microsoft Corp.	7,248	1,039,146
Palo Alto Networks, Inc. (A)	1,485	337,674
salesforce.com, Inc. (A)	1,903	297,800
Technology hardware, storage and peripherals 1.8%
Apple, Inc.	1,962	488,067
Materials 4.0%		1,124,268
Chemicals 4.0%
Air Products & Chemicals, Inc.	1,777	378,963
Ecolab, Inc.	2,197	421,978
International Flavors & Fragrances, Inc.	2,650	323,327
12	JOHN HANCOCK ESG ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 4.1%		$1,126,539
Equity real estate investment trusts 4.1%
AvalonBay Communities, Inc.	1,269	276,211
HCP, Inc.	7,692	289,373
SBA Communications Corp.	2,331	560,955
Utilities 3.4%		946,146
Electric utilities 1.2%
Avangrid, Inc.	6,944	347,547
Water utilities 2.2%
American Water Works Company, Inc.	4,856	598,599

	Yield (%)	Shares	Value
Short-term investments 0.9%			$235,579
(Cost $235,579)
Money market funds 0.9%			235,579
Federated Government Obligations Fund, Institutional Class	1.7271(B)	235,579	235,579

Total investments (Cost $21,323,766) 100.0%	$27,752,310
Other assets and liabilities, net 0.0%	4,098
Total net assets 100.0%	$27,756,408

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-19.
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $21,328,006. Net unrealized appreciation aggregated to $6,424,304, of which $6,966,206 related to gross unrealized appreciation and $541,902 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $21,323,766)	$27,752,310
Dividends and interest receivable	32,920
Receivable for fund shares sold	488
Receivable from affiliates	591
Other assets	27,090
Total assets	27,813,399
Liabilities
Payable for fund shares repurchased	486
Payable to affiliates
Accounting and legal services fees	2,441
Transfer agent fees	2,691
Trustees' fees	123
Other liabilities and accrued expenses	51,250
Total liabilities	56,991
Net assets	$27,756,408
Net assets consist of
Paid-in capital	$21,465,134
Total distributable earnings (loss)	6,291,274
Net assets	$27,756,408

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,547,876 ÷ 555,166 shares)[1]	$13.60
Class C ($1,786,089 ÷ 133,538 shares)[1]	$13.38
Class I ($16,802,421 ÷ 1,232,433 shares)	$13.63
Class R6 ($1,620,022 ÷ 118,744 shares)	$13.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.32

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  10-31-19

Investment income
Dividends	$376,269
Interest	5,611
Less foreign taxes withheld	(1,537)
Total investment income	380,343
Expenses
Investment management fees	189,666
Distribution and service fees	33,869
Accounting and legal services fees	5,590
Transfer agent fees	29,229
Trustees' fees	621
Custodian fees	22,624
State registration fees	66,715
Printing and postage	26,126
Professional fees	35,989
Other	16,349
Total expenses	426,778
Less expense reductions	(158,800)
Net expenses	267,978
Net investment income	112,365
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(198,356)
(198,356)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,423,092
3,423,092
Net realized and unrealized gain	3,224,736
Increase in net assets from operations	$3,337,101
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-19	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$112,365	$77,731
Net realized gain (loss)	(198,356)	922,268
Change in net unrealized appreciation (depreciation)	3,423,092	164,278
Increase in net assets resulting from operations	3,337,101	1,164,277
Distributions to shareholders
From earnings
Class A	(273,395)	(136,603)
Class C	(63,251)	(24,824)
Class I	(618,633)	(315,431)
Class R6	(53,336)	(30,156)
Total distributions	(1,008,615)	(507,014)
From fund share transactions	2,133,732	2,267,090
Total increase	4,462,218	2,924,353
Net assets
Beginning of year	23,294,190	20,369,837
End of year	$27,756,408	$23,294,190
16	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.44	$12.03	$10.14	$10.00
Net investment income[2]	0.04	0.03	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.64	0.66	1.95	0.10
Total from investment operations	1.68	0.69	1.99	0.14
Less distributions
From net investment income	(0.03)	(0.04)	(0.07)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.52)	(0.28)	(0.10)	—
Net asset value, end of period	$13.60	$12.44	$12.03	$10.14
Total return (%)[3,4]	14.25	5.80	19.73	1.40 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.83	2.34	2.62 [6]
Expenses including reductions	1.18	1.17	1.18	1.19 [6]
Net investment income	0.33	0.23	0.38	0.47 [6,7]
Portfolio turnover (%)	19	19	21	13

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	17

CLASS C SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.31	$11.96	$10.11	$10.00
Net investment income (loss)[2]	(0.05)	(0.07)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.61	0.66	1.95	0.10
Total from investment operations	1.56	0.59	1.91	0.11
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.49)	(0.24)	(0.06)	—
Net asset value, end of period	$13.38	$12.31	$11.96	$10.11
Total return (%)[3,4]	13.36	4.98	18.90	1.10 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.55	2.58	3.09	3.37 [6]
Expenses including reductions	1.93	1.92	1.93	1.94 [6]
Net investment loss	(0.42)	(0.52)	(0.37)	(0.28) [6,7]
Portfolio turnover (%)	19	19	21	13

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
18	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.47	$12.06	$10.15	$10.00
Net investment income[2]	0.07	0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.64	0.66	1.95	0.10
Total from investment operations	1.71	0.72	2.02	0.15
Less distributions
From net investment income	(0.06)	(0.07)	(0.08)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.55)	(0.31)	(0.11)	—
Net asset value, end of period	$13.63	$12.47	$12.06	$10.15
Total return (%)[3]	14.47	6.02	20.07	1.50 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$14	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.59	2.08	2.36 [5]
Expenses including reductions	0.93	0.93	0.92	0.92 [5]
Net investment income	0.57	0.47	0.64	0.74 [5,6]
Portfolio turnover (%)	19	19	21	13

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	19

CLASS R6 SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.48	$12.07	$10.16	$10.00
Net investment income[2]	0.09	0.07	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.63	0.66	1.95	0.10
Total from investment operations	1.72	0.73	2.03	0.16
Less distributions
From net investment income	(0.07)	(0.08)	(0.09)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.56)	(0.32)	(0.12)	—
Net asset value, end of period	$13.64	$12.48	$12.07	$10.16
Total return (%)[3]	14.60	6.14	20.14	1.60 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.49	1.99	2.26 [5]
Expenses including reductions	0.82	0.82	0.81	0.81 [5]
Net investment income	0.68	0.58	0.75	0.84 [5,6]
Portfolio turnover (%)	19	19	21	13

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	A portion of income is presented unannualized.
20	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock ESG All Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar
22	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT

quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2019 were $2,130.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $59,317 and a long-term capital loss carryforward of $143,084 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2019 and 2018 was as follows:
	October 31, 2019	October 31, 2018
Ordinary income	$139,089	$394,006
Long-term capital gains	869,526	113,008
Total	$1,008,615	$507,014
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $69,371 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	23

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2019.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.750% of the first $250 million of the fund’s average daily net assets; (b) 0.725% of the next $250 million of the fund’s average daily net assets; (c) 0.700% of the next $500 million of the fund’s average daily net assets, and (d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary,make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.81% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at that time.
24	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT

For the year ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,671
Class C	10,358
Class I	96,246
Class	Expense reduction
Class R6	$8,525
Total	$158,800

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2019, were equivalent to a net annual effective rate of 0.12% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,866 for the year ended October 31, 2019. Of this amount, $2,560 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,306 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2019, CDSCs received by the Distributor amounted to $41 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	25

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$17,386	$8,114
Class C	16,483	1,923
Class I	—	19,018
Class R6	—	174
Total	$33,869	$29,229
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2019 and 2018 were as follows:
	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	52,278	$671,614	98,833	$1,227,519
Distributions reinvested	4,704	54,470	1,547	18,777
Repurchased	(23,513)	(302,617)	(47,602)	(601,766)
Net increase	33,469	$423,467	52,778	$644,530
Class C shares
Sold	10,690	$134,532	29,199	$370,783
Distributions reinvested	1,649	18,911	259	3,125
Repurchased	(6,878)	(85,058)	(3,630)	(45,696)
Net increase	5,461	$68,385	25,828	$328,212
Class I shares
Sold	153,588	$1,954,164	114,921	$1,463,771
Distributions reinvested	10,852	125,775	3,174	38,537
Repurchased	(58,629)	(746,393)	(17,372)	(216,440)
Net increase	105,811	$1,333,546	100,723	$1,285,868
26	JOHN HANCOCK ESG All Cap Core Fund | ANNUAL REPORT

	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	25,610	$326,982	2,799	$35,277
Distributions reinvested	239	2,775	98	1,197
Repurchased	(1,643)	(21,423)	(2,214)	(27,994)
Net increase	24,206	$308,334	683	$8,480
Total net increase	168,947	$2,133,732	180,012	$2,267,090
Affiliates of the fund owned 76%, 67%, 73% and 76% of shares of Class A, Class C, Class I and Class R6 on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $5,786,273 and $4,632,805, respectively, for the year ended October 31, 2019.
ANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock ESG All Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock ESG All Cap Core Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
28	JOHN HANCOCK ESG ALL CAP CORE FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $869,526 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	29

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Trillium Asset Management, LLC (the Subadvisor), for John Hancock ESG All Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       30

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       31

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2018. The Board also noted that the fund underperformed its peer group average for the one-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period. The Board also noted the relatively short performance history of the fund. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       32

pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       33

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       34

and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       35

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       36

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       38

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       39

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Trillium Asset Management, LLC

Portfolio Managers

Elizabeth R. Levy, CFA
Cheryl I. Smith, Ph.D., CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003843	466A 10/19 12/19

John Hancock

ESG Large Cap Core Fund

Annual report 10/31/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for stock investors in the United States during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. Investors, who had generally shunned riskier assets in the final months of 2018, regained their risk appetites in the first half of 2019. Despite setbacks in May and August, the markets closed the period on record highs. Against this backdrop, the U.S. Federal Reserve pivoted from raising short-term interest rates to an easing stance, cutting interest rates three times in the latter half of the period.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the likelihood of a recession is perceived to increase. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Continuation of investment advisory and subadvisory agreements
37	Trustees and Officers
41	More information

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

TOTAL RETURNS AS OF 10/31/19 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Large stocks returned strong performance

The performance of large-cap stocks was strong during the period, outpacing returns for small-cap stocks which lagged the broader markets.

The fund outperformed its benchmark

The fund outpaced its benchmark, the S&P 500 Index, primarily due to positive stock selection.

Stock selection was mixed across sectors

Stock selection in the information technology, consumer discretionary, and consumer staples sectors was strong, while selection in energy and materials was a drag.

SECTOR COMPOSITION AS OF 10/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       3

Manager's discussion of fund performance

How would you describe the market environment during the 12 months ended October 31, 2019?

The stock market was volatile during the period, retrenching during the fourth quarter of 2018 before rebounding in early 2019. Amid trade war concerns and Brexit indecision, high corporate profitability and supportive central bank policy buoyed markets. Though the S&P 500 Index, the fund's benchmark, posted record highs near the end of the period, in our view, the market environment remains uncertain.

From an environmental, social, and governance (ESG) perspective, what were some of the issues you grappled with during the period?

We're watching the rising importance of gender and diversity issues, yet company reporting to the public hasn't kept pace. Though we're doing our own qualitative research, quantitative data—needed by ESG investors—is lacking. The uncertain policy landscape around climate change remains a challenge. In the auto industry we're seeing some companies supporting attempts to roll back emissions and fuel economy regulations as others prefer to maintain the status quo. Likewise, the utilities industry is in flux. Pricing competition between renewables and natural gas for power generation, coupled with market uncertainty, has created upward demand for utilities stocks.

TOP 10 HOLDINGS AS OF 10/31/19 (%)

Microsoft Corp.	5.0
Alphabet, Inc., Class A	4.3
Mastercard, Inc., Class A	3.3
Apple, Inc.	3.0
Bank of America Corp.	2.6
Verizon Communications, Inc.	2.5
American Water Works Company, Inc.	2.4
The TJX Companies, Inc.	2.3
The PNC Financial Services Group, Inc.	2.1
Target Corp.	2.0
TOTAL	29.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       4

The fund outperformed its benchmark for the period. What stocks or strategies were among the top contributors to relative returns?

Stock selection was the primary contributor to the fund's performance. Top stock contributors included Mastercard, Inc., a payment processing company that's benefiting from the transition away from cash. American Water Works Company Inc., a water utility, performed strongly, in part due to the acquisition of water systems formerly managed by municipalities. Starbucks Corp. reported several quarters of strong comparable stores sales growth, coupled with increasing operating margins, allaying fears about competition, particularly in China.

What stocks or strategies were among the largest detractors from relative returns?

Detractors from relative performance included Cigna Corp., a health insurance company showing less resilience than competitors to political and market pressures. For valuation reasons we retain the stock in the portfolio. Marathon Oil Corp. and EOG Resources, Inc., both oil exploration and production companies, returned weak performance as oversupply in domestic oil production depressed commodity prices. We retain a favorable view of the stocks based on their corporate and technology leadership, and still hold them in the fund.

Can you tell us about a recent manager change?

Effective June 30, 2019, portfolio manager Stephanie R. Leighton, CFA, retired. We wish her well.

MANAGED BY

Elizabeth R. Levy, CFA On the fund since inception Investing since 2004
Cheryl I. Smith, Ph.D., CFA On the fund since inception Investing since 1987

The views expressed in this report are exclusively those of Cheryl I. Smith, Ph.D., CFA, Trillium Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class A	9.84	11.05	42.89
Class C	13.78	11.91	46.71
Class I2	15.86	13.02	51.72
Class R6[2]	15.97	13.14	52.26
Index†	14.33	13.71	54.89

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.56	2.31	1.32	1.21
Net (%)	1.17	1.92	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	14,671	14,671	15,489
Class I2	6-6-16	15,172	15,172	15,489
Class R6[2]	6-6-16	15,226	15,226	15,489

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-2016.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ESG LARGE CAP CORE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,043.20	$6.08	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,039.40	9.92	1.93%
	Hypothetical example	1,000.00	1,015.50	9.80	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,044.60	4.79	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,044.60	4.23	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	9

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 97.7%		$63,338,489
(Cost $50,598,977)
Communication services 9.3%		6,018,463
Diversified telecommunication services 2.5%
Verizon Communications, Inc.	26,535	1,604,571
Interactive media and services 6.0%
Alphabet, Inc., Class A (A)	2,196	2,764,325
Facebook, Inc., Class A (A)	6,017	1,153,158
Media 0.8%
Omnicom Group, Inc.	6,431	496,409
Consumer discretionary 10.6%		6,883,795
Hotels, restaurants and leisure 1.0%
Starbucks Corp.	7,450	629,972
Internet and direct marketing retail 1.0%
Booking Holdings, Inc. (A)	305	624,875
Multiline retail 2.0%
Target Corp.	12,284	1,313,282
Specialty retail 4.8%
The Home Depot, Inc.	4,775	1,120,120
The TJX Companies, Inc.	25,484	1,469,153
Tractor Supply Company	5,493	521,945
Textiles, apparel and luxury goods 1.8%
NIKE, Inc., Class B	13,450	1,204,448
Consumer staples 8.6%		5,588,005
Food and staples retailing 3.3%
Costco Wholesale Corp.	4,318	1,282,921
Sysco Corp.	10,507	839,194
Food products 2.0%
General Mills, Inc.	12,170	618,966
McCormick & Company, Inc.	4,126	663,007
Household products 1.5%
The Procter & Gamble Company	8,042	1,001,309
Personal products 1.8%
Unilever NV, NY Shares	19,963	1,182,608
Energy 3.2%		2,051,708
Oil, gas and consumable fuels 3.2%
EOG Resources, Inc.	5,751	398,602
Marathon Oil Corp.	39,086	450,662
Marathon Petroleum Corp.	8,330	532,704
10	JOHN HANCOCK ESG LARGE CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	9,591	$669,740
Financials 11.6%		7,546,666
Banks 6.5%
Bank of America Corp.	53,510	1,673,258
First Republic Bank	4,528	481,598
KeyCorp	39,679	713,032
The PNC Financial Services Group, Inc.	9,303	1,364,750
Capital markets 1.1%
The Bank of New York Mellon Corp.	14,710	687,693
Insurance 4.0%
Aflac, Inc.	17,041	905,897
Lincoln National Corp.	9,361	528,709
The Travelers Companies, Inc.	9,093	1,191,729
Health care 14.7%		9,540,276
Biotechnology 0.5%
Gilead Sciences, Inc.	5,253	334,669
Health care equipment and supplies 3.6%
Baxter International, Inc.	13,143	1,008,068
Becton, Dickinson and Company	2,273	581,888
Medtronic PLC	6,859	746,945
Health care providers and services 3.1%
Cigna Corp.	4,280	763,809
CVS Health Corp.	11,768	781,278
Quest Diagnostics, Inc.	4,762	482,153
Life sciences tools and services 2.4%
Illumina, Inc. (A)	1,948	575,673
IQVIA Holdings, Inc. (A)	6,686	965,592
Pharmaceuticals 5.1%
AstraZeneca PLC, ADR	19,371	949,760
Johnson & Johnson	8,711	1,150,200
Merck & Company, Inc.	13,850	1,200,241
Industrials 8.8%		5,686,137
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	7,392	851,337
Commercial services and supplies 1.1%
Waste Management, Inc.	6,171	692,448
Electrical equipment 1.7%
Eaton Corp. PLC	7,259	632,331
Rockwell Automation, Inc.	2,579	443,562
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	11

	Shares	Value
Industrials (continued)
Machinery 2.2%
Ingersoll-Rand PLC	6,534	$829,099
Xylem, Inc.	7,622	584,531
Professional services 1.4%
Verisk Analytics, Inc.	6,534	945,470
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	6,017	707,359
Information technology 21.3%		13,790,869
Communications equipment 1.9%
Cisco Systems, Inc.	25,313	1,202,621
IT services 5.0%
Mastercard, Inc., Class A	7,642	2,115,382
PayPal Holdings, Inc. (A)	10,851	1,129,589
Semiconductors and semiconductor equipment 3.1%
Analog Devices, Inc.	5,387	574,416
First Solar, Inc. (A)	6,838	354,140
NXP Semiconductors NV	4,500	511,560
Texas Instruments, Inc.	4,890	576,971
Software 8.3%
Adobe, Inc. (A)	3,324	923,839
Autodesk, Inc. (A)	2,446	360,443
Microsoft Corp.	22,504	3,226,398
Palo Alto Networks, Inc. (A)	3,688	838,614
Technology hardware, storage and peripherals 3.0%
Apple, Inc.	7,947	1,976,896
Materials 1.8%		1,169,665
Chemicals 1.8%
Ecolab, Inc.	3,458	664,178
International Flavors & Fragrances, Inc.	4,143	505,487
Real estate 4.6%		2,982,142
Equity real estate investment trusts 4.6%
American Tower Corp.	5,292	1,154,079
AvalonBay Communities, Inc.	2,540	552,856
HCP, Inc.	16,562	623,062
Prologis, Inc.	7,431	652,145
Utilities 3.2%		2,080,763
Electric utilities 0.8%
Avangrid, Inc.	10,851	543,093
12	JOHN HANCOCK ESG LARGE CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Water utilities 2.4%
American Water Works Company, Inc.	12,474	$1,537,670

	Yield (%)	Shares	Value
Short-term investments 2.2%			$1,461,457
(Cost $1,461,457)
Money market funds 2.2%			1,461,457
Federated Government Obligations Fund, Institutional Class	1.7271(B)	1,461,457	1,461,457

Total investments (Cost $52,060,434) 99.9%	$64,799,946
Other assets and liabilities, net 0.1%	41,629
Total net assets 100.0%	$64,841,575

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-19.
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $52,116,552. Net unrealized appreciation aggregated to $12,683,394, of which $13,342,483 related to gross unrealized appreciation and $659,089 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $52,060,434)	$64,799,946
Dividends and interest receivable	77,776
Receivable for fund shares sold	37,726
Receivable from affiliates	638
Other assets	27,585
Total assets	64,943,671
Liabilities
Payable for fund shares repurchased	28,503
Payable to affiliates
Accounting and legal services fees	5,507
Transfer agent fees	6,399
Trustees' fees	169
Other liabilities and accrued expenses	61,518
Total liabilities	102,096
Net assets	$64,841,575
Net assets consist of
Paid-in capital	$51,292,979
Total distributable earnings (loss)	13,548,596
Net assets	$64,841,575

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($9,463,965 ÷ 653,707 shares)[1]	$14.48
Class C ($2,369,319 ÷ 166,198 shares)[1]	$14.26
Class I ($51,237,224 ÷ 3,530,752 shares)	$14.51
Class R6 ($1,771,067 ÷ 121,955 shares)	$14.52
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  10-31-19

Investment income
Dividends	$974,834
Interest	15,729
Less foreign taxes withheld	(1,898)
Total investment income	988,665
Expenses
Investment management fees	430,877
Distribution and service fees	39,784
Accounting and legal services fees	12,582
Transfer agent fees	68,785
Trustees' fees	1,215
Custodian fees	28,342
State registration fees	70,625
Printing and postage	27,752
Professional fees	45,921
Other	18,691
Total expenses	744,574
Less expense reductions	(170,460)
Net expenses	574,114
Net investment income	414,551
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	556,503
556,503
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,312,289
7,312,289
Net realized and unrealized gain	7,868,792
Increase in net assets from operations	$8,283,343
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-19	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$414,551	$269,462
Net realized gain	556,503	864,756
Change in net unrealized appreciation (depreciation)	7,312,289	2,093,090
Increase in net assets resulting from operations	8,283,343	3,227,308
Distributions to shareholders
From earnings
Class A	(132,155)	(60,024)
Class C	(27,487)	(9,377)
Class I	(966,307)	(389,576)
Class R6	(35,007)	(15,064)
Total distributions	(1,160,956)	(474,041)
From fund share transactions	5,982,348	10,939,440
Total increase	13,104,735	13,692,707
Net assets
Beginning of year	51,736,840	38,044,133
End of year	$64,841,575	$51,736,840
16	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.79	$11.81	$10.11	$10.00
Net investment income[2]	0.07	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.88	1.04	1.71	0.07
Total from investment operations	1.95	1.10	1.78	0.11
Less distributions
From net investment income	(0.05)	(0.03)	(0.08)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.26)	(0.12)	(0.08)	—
Net asset value, end of period	$14.48	$12.79	$11.81	$10.11
Total return (%)[3,4]	15.59	9.41	17.68	1.10 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.55	2.23	2.73 [6]
Expenses including reductions	1.18	1.17	1.18	1.19 [6]
Net investment income	0.54	0.46	0.59	0.64 [6,7]
Portfolio turnover (%)	21	22	17	23

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	17

CLASS C SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.64	$11.73	$10.08	$10.00
Net investment income (loss)[2]	(0.03)	(0.04)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	1.86	1.04	1.70	0.07
Total from investment operations	1.83	1.00	1.68	0.08
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.21)	(0.09)	(0.03)	—
Net asset value, end of period	$14.26	$12.64	$11.73	$10.08
Total return (%)[3,4]	14.78	8.61	16.75	0.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.22	2.30	2.98	3.48 [6]
Expenses including reductions	1.93	1.92	1.93	1.94 [6]
Net investment loss	(0.21)	(0.30)	(0.16)	(0.11) [6,7]
Portfolio turnover (%)	21	22	17	23

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
18	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.82	$11.84	$10.12	$10.00
Net investment income[2]	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.87	1.04	1.73	0.07
Total from investment operations	1.98	1.13	1.81	0.12
Less distributions
From net investment income	(0.08)	(0.06)	(0.09)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.29)	(0.15)	(0.09)	—
Net asset value, end of period	$14.51	$12.82	$11.84	$10.12
Total return (%)[3]	15.86	9.64	18.02	1.20 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$42	$30	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	1.31	1.97	2.47 [5]
Expenses including reductions	0.93	0.93	0.92	0.92 [5]
Net investment income	0.79	0.69	0.69	0.88 [5,6]
Portfolio turnover (%)	21	22	17	23

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	19

CLASS R6 SHARES Period ended	10-31-19	10-31-18	10-31-17	10-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$12.83	$11.85	$10.13	$10.00
Net investment income[2]	0.12	0.10	0.11	0.06
Net realized and unrealized gain (loss) on investments	1.87	1.04	1.71	0.07
Total from investment operations	1.99	1.14	1.82	0.13
Less distributions
From net investment income	(0.09)	(0.07)	(0.10)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.30)	(0.16)	(0.10)	—
Net asset value, end of period	$14.52	$12.83	$11.85	$10.13
Total return (%)[3]	15.97	9.76	18.09	1.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.20	1.87	2.38 [5]
Expenses including reductions	0.82	0.82	0.81	0.81 [5]
Net investment income	0.90	0.80	0.97	0.99 [5,6]
Portfolio turnover (%)	21	22	17	23

[1]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	A portion of income is presented unannualized.
20	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar
22	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT

quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2019 were $2,208.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2019 and 2018 was as follows:
	October 31, 2019	October 31, 2018
Ordinary income	$528,483	$167,028
Long-term capital gains	632,473	307,013
Total	$1,160,956	$474,041
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $310,361 of undistributed ordinary income and $554,843 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	23

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 29, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,567
Class C	6,181
Class I	136,929
Class	Expense reduction
Class R6	$4,783
Total	$170,460

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
24	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2019, were equivalent to a net annual effective rate of 0.45% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,935 for the year ended October 31, 2019. Of this amount, $4,180 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,755 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2019, CDSCs received by the Distributor amounted to $81 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	25

Class level expenses. Class level expenses for the year ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,955	$8,861
Class C	20,829	2,435
Class I	—	57,281
Class R6	—	208
Total	$39,784	$68,785
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$1,349,639	1	2.350%	($88)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2019 and 2018 were as follows:
	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	211,879	$2,880,389	73,296	$928,680
Distributions reinvested	2,034	24,757	647	7,814
Repurchased	(60,947)	(825,851)	(49,026)	(613,354)
Net increase	152,966	$2,079,295	24,917	$323,140
Class C shares
Sold	51,342	$634,793	29,099	$372,962
Distributions reinvested	711	8,570	70	847
Repurchased	(8,096)	(104,790)	(3,566)	(44,138)
Net increase	43,957	$538,573	25,603	$329,671
Class I shares
Sold	1,135,273	$15,185,714	785,841	$10,446,427
Distributions reinvested	22,482	273,605	2,054	24,834
Repurchased	(926,533)	(12,175,390)	(41,141)	(524,845)
Net increase	231,222	$3,283,929	746,754	$9,946,416
26	JOHN HANCOCK ESG Large Cap Core Fund | ANNUAL REPORT

	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	6,846	$91,746	26,119	$351,512
Distributions reinvested	653	7,949	10	118
Repurchased	(1,350)	(19,144)	(921)	(11,417)
Net increase	6,149	$80,551	25,208	$340,213
Total net increase	434,294	$5,982,348	822,482	$10,939,440
Affiliates of the fund owned 64%, 54%, 68% and 74% of shares of Class A, Class C, Class I and Class R6 on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $16,097,962 and $11,851,916, respectively, for the year ended October 31, 2019.
ANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock ESG Large Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock ESG Large Cap Core Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
28	JOHN HANCOCK ESG LARGE CAP CORE FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $688,701 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	29

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Trillium Asset Management, LLC (the Subadvisor), for John Hancock ESG Large Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       31

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group average for the one-year period ended December 31, 2018 and for the period from June 30, 2016 through December 31, 2018. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       32

past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       33

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       34

procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       35

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       36

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       38

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       39

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Trillium Asset Management, LLC

Portfolio Managers

Elizabeth R. Levy, CFA
Cheryl I. Smith, Ph.D., CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

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Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003852	467A 10/19 12/19

John Hancock

ESG International Equity Fund

Annual report 10/31/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for global stock investors during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding global trade, a slowdown in China, sluggish growth in Europe, and the latest Brexit developments led to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates three times and the European Central Bank rolling out a sweeping package of monetary and fiscal support for the eurozone economy.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on decidedly less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
16	Financial highlights
19	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Continuation of investment advisory and subadvisory agreements
35	Trustees and Officers
39	More information

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/19 (%)

The MSCI ACWI ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

International equities posted strong 12-month returns

The fund's benchmark, the MSCI ACWI ex-USA Index, gained 11.27% thanks in part to the accommodative shift in global central bank policy.

The fund outpaced the benchmark

Stock selection was the primary driver of outperformance, highlighted by the fund's positive showing in the healthcare, financials, and industrials sectors.

Stock selection in materials sector detracted

Holdings in electric vehicle component suppliers were particular detractors.

SECTOR COMPOSITION AS OF 10/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       3

Manager's discussion of fund performance

How would you describe the investment environment during the 12 months ended October 31, 2019?

Despite uncertainty about slowing global growth and the ongoing trade dispute between the United States and China, international equities delivered a gain of 11.27%, as gauged by the fund's benchmark, the MSCI ACWI ex-USA Index. Stocks were boosted by the U.S. Federal Reserve's three interest-rate cuts, as well as the shift toward more accommodative policies by central banks overseas.

The fund outperformed its benchmark. What factors helped and hurt results?

Favorable stock selection in the healthcare sector made the largest contribution to performance, led by the Japan-based lens manufacturer Hoya Corp. and the pharmaceutical companies Roche Holding AG (Switzerland) and Novo Nordisk A/S (Denmark). Financials were also an area of strength, as positions in emerging-market stocks Bank Rakyat Indonesia Persero Tbk PT and HDFC Bank, Ltd. (India) were less affected by declining interest rates than global, developed-market financial firms. The fund further benefited from strong selection in industrials, with the largest contributions coming from Ferguson PLC (United Kingdom) and Atlas Copco AB (Sweden).

Stock selection in the materials sector detracted from results. Umicore SA (Belgium) and Sociedad Quimica y Minera de Chile SA (Chile)—both of which supply

TOP 10 HOLDINGS AS OF 10/31/19 (%)		TOP 10 COUNTRIES AS OF 10/31/19 (%)
Roche Holding AG	3.0	Japan	13.6
Alibaba Group Holding, Ltd., ADR	2.7	United Kingdom	10.1
HDFC Bank, Ltd., ADR	2.5	Germany	8.5
Ferguson PLC	2.5	China	6.3
ING Groep NV	2.3	France	5.5
Novartis AG	2.1	Switzerland	5.1
Novo Nordisk A/S, B Shares	2.1	Hong Kong	4.0
Unilever NV	2.1	Sweden	3.7
ORIX Corp.	2.0	Netherlands	3.3
Bank Rakyat Indonesia Persero Tbk PT	1.9	Denmark	3.2
TOTAL	23.2	TOTAL	63.3
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       4

components to electric vehicles (EVs)—were hurt by weaker supply and demand dynamics. Adverse trends in the EV space also weighed on returns in the consumer discretionary sector, where Panasonic Corp. (Japan) and the Chinese electric vehicle manufacturer BYD Company, Ltd. both underperformed.

How would you summarize the fund's positioning at period end?

Global industrial demand appears to be deteriorating, but policy makers are responding with pro-growth measures. The U.S.-China trade dispute is likely the primary cause of declining manufacturing data, and broad structural disagreements between the two countries could persist even if there is a partial deal in the near term. However, plentiful jobs and rising wages should support healthy consumer demand, indicating that the backdrop of modest growth and low interest rates can continue.

The fund remains overweight in Europe, with a focus on leaders in sustainable business practices. Japan is the portfolio's largest country exposure, albeit with a weighting less than that of the index. While decelerating global trade may pose a challenge for Japan, improving corporate governance should lead to better financial results. The fund is also overweight in the emerging markets. Holdings in this area reflect our preference for businesses geared to sustainable consumption, as we see emerging Asia's economic development as a source of global strength.

MANAGED BY

Praveen S. Abichandani, CFA On the fund since inception Investing since 1991
Corné A. Biemans On the fund since inception Investing since 1990
Matt A. Zalosh, CFA On the fund since inception Investing since 1996

The views expressed in this report are exclusively those of Praveen S. Abichandani, CFA, Boston Common Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class A	7.01	8.16	25.38
Class I2	12.84	10.38	32.94
Class R6[2]	12.95	10.49	33.31
Index†	11.27	7.94	24.64

Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	1.62	1.38	1.27
Net (%)	1.27	1.03	0.92

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI ACWI ex USA Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG International Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI ACWI ex USA Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	12-14-16	13,294	13,294	12,464
Class R6[2]	12-14-16	13,331	13,331	12,464

The MSCI ACWI ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-14-16.
2	For certain types of investors, as described in the fund's prospectus.
ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,007.10	$6.48	1.28%
	Hypothetical example	1,000.00	1,018.80	6.51	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,007.90	5.21	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
Class R6	Actual expenses/actual returns	1,000.00	1,008.70	4.66	0.92%
	Hypothetical example	1,000.00	1,020.60	4.69	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

Fund’s investments
AS OF 10-31-19
	Shares	Value
Common stocks 97.3%		$57,741,336
(Cost $52,706,916)
Australia 1.6%		965,389
Macquarie Group, Ltd.	10,455	965,389
Belgium 1.6%		929,832
Umicore SA	22,525	929,832
Brazil 2.3%		1,343,988
Itau Unibanco Holding SA, ADR	98,472	889,202
Pagseguro Digital, Ltd., Class A (A)	12,265	454,786
Canada 1.9%		1,110,411
Canadian Pacific Railway, Ltd.	4,885	1,110,411
Chile 1.1%		645,797
Sociedad Quimica y Minera de Chile SA, ADR	23,760	645,797
China 6.3%		3,703,236
Alibaba Group Holding, Ltd., ADR (A)	9,035	1,596,213
BYD Company, Ltd., H Shares	76,000	356,479
Ping An Insurance Group Company of China, Ltd., H Shares	89,000	1,027,219
Sunny Optical Technology Group Company, Ltd.	45,000	723,325
Denmark 3.2%		1,892,321
Novo Nordisk A/S, B Shares	22,515	1,238,071
Orsted A/S (B)	7,454	654,250
Finland 1.9%		1,136,959
Nokia OYJ (A)	109,670	402,600
Sampo OYJ, A Shares	17,920	734,359
France 5.5%		3,255,314
Air Liquide SA	6,044	803,617
AXA SA	25,405	672,501
BioMerieux	9,345	765,216
Schneider Electric SE	10,910	1,013,980
Germany 8.5%		5,052,830
Bayerische Motoren Werke AG	9,235	707,168
Deutsche Telekom AG	50,125	881,978
Infineon Technologies AG	35,240	682,555
KION Group AG	9,909	659,323
SAP SE	8,170	1,082,537
Vonovia SE	19,515	1,039,269
Hong Kong 4.0%		2,372,409
AIA Group, Ltd.	107,000	1,065,530
10	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Beijing Enterprises Water Group, Ltd. (A)	1,081,840	$563,886
Hang Lung Properties, Ltd.	338,000	742,993
India 2.5%		1,480,822
HDFC Bank, Ltd., ADR	24,240	1,480,822
Indonesia 2.8%		1,685,156
Bank Rakyat Indonesia Persero Tbk PT	3,741,697	1,121,144
Kalbe Farma Tbk PT	4,966,700	564,012
Ireland 0.8%		488,293
Kerry Group PLC, Class A	4,040	488,293
Japan 13.6%		8,089,837
Daikin Industries, Ltd.	8,000	1,119,677
Hoya Corp.	11,900	1,051,689
Keyence Corp.	1,300	821,985
Nippon Telegraph & Telephone Corp.	10,700	531,179
ORIX Corp.	74,400	1,169,188
Panasonic Corp.	47,200	396,687
Recruit Holdings Company, Ltd.	19,099	634,737
Shimano, Inc.	5,100	848,899
Shiseido Company, Ltd.	11,000	906,927
Sundrug Company, Ltd.	18,400	608,869
Mexico 1.3%		775,871
Grupo Financiero Banorte SAB de CV, Series O	141,900	775,871
Netherlands 3.3%		1,981,421
ASML Holding NV	2,355	617,280
ING Groep NV	120,470	1,364,141
Norway 1.7%		1,006,353
Equinor ASA	54,205	1,006,353
Russia 1.7%		1,023,404
Yandex NV, Class A (A)	30,650	1,023,404
South Africa 2.5%		1,485,880
Growthpoint Properties, Ltd.	319,890	468,433
Naspers, Ltd., N Shares	7,190	1,017,447
South Korea 3.1%		1,853,684
LG Household & Health Care, Ltd.	800	865,678
Samsung Electronics Company, Ltd.	22,860	988,006
Spain 3.2%		1,878,487
Melia Hotels International SA	63,349	516,559
Red Electrica Corp. SA	38,230	768,329
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	11

	Shares	Value
Spain (continued)
Repsol SA	36,020	$593,599
Sweden 3.7%		2,164,904
Atlas Copco AB, B Shares	25,005	775,863
Essity AB, B Shares	24,870	776,957
Svenska Handelsbanken AB, A Shares	60,990	612,084
Switzerland 5.1%		3,040,921
Novartis AG	14,171	1,238,195
Roche Holding AG	5,990	1,802,726
Taiwan 1.6%		947,152
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	18,345	947,152
Thailand 2.4%		1,421,848
Advanced Info Service PCL, Foreign Quota Shares	97,500	739,638
Kasikornbank PCL, Foreign Quota Shares	147,900	682,210
United Kingdom 10.1%		6,008,817
Croda International PLC	12,863	802,547
Dechra Pharmaceuticals PLC	16,310	556,362
DS Smith PLC	131,855	611,310
Ferguson PLC	17,109	1,460,999
Reckitt Benckiser Group PLC	8,730	675,543
Spirax-Sarco Engineering PLC	6,635	680,911
Unilever NV	20,660	1,221,145

Total investments (Cost $52,706,916) 97.3%	$57,741,336
Other assets and liabilities, net 2.7%	1,572,227
Total net assets 100.0%	$59,313,563

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $52,971,614. Net unrealized appreciation aggregated to $4,769,722, of which $8,233,229 related to gross unrealized appreciation and $3,463,507 related to gross unrealized depreciation.
12	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Unaffiliated investments, at value (Cost $52,706,916)	$57,741,336
Cash	1,658,922
Foreign currency, at value (Cost $6,934)	6,934
Dividends and interest receivable	180,942
Receivable for fund shares sold	11,241
Receivable from affiliates	1,017
Other assets	31,926
Total assets	59,632,318
Liabilities
Payable for investments purchased	218,677
Payable for fund shares repurchased	2,300
Payable to affiliates
Accounting and legal services fees	5,064
Transfer agent fees	5,769
Trustees' fees	176
Other liabilities and accrued expenses	86,769
Total liabilities	318,755
Net assets	$59,313,563
Net assets consist of
Paid-in capital	$53,855,492
Total distributable earnings (loss)	5,458,071
Net assets	$59,313,563

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,916,113 ÷ 541,273 shares)[1]	$12.78
Class I ($50,074,904 ÷ 3,911,204 shares)	$12.80
Class R6 ($2,322,546 ÷ 181,271 shares)	$12.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

STATEMENT OF OPERATIONS For the year ended  10-31-19

Investment income
Dividends	$1,400,362
Non-cash dividends	607,937
Interest	29,019
Less foreign taxes withheld	(149,540)
Total investment income	1,887,778
Expenses
Investment management fees	478,394
Distribution and service fees	16,450
Accounting and legal services fees	12,646
Transfer agent fees	67,309
Trustees' fees	1,283
Custodian fees	40,862
State registration fees	56,121
Printing and postage	34,842
Professional fees	63,187
Other	18,862
Total expenses	789,956
Less expense reductions	(193,609)
Net expenses	596,347
Net investment income	1,291,431
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(774,115)
(774,115)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,480,810
6,480,810
Net realized and unrealized gain	5,706,695
Increase in net assets from operations	$6,998,126
14	JOHN HANCOCK ESG International Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-19	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$1,291,431	$739,691
Net realized gain (loss)	(774,115)	761,271
Change in net unrealized appreciation (depreciation)	6,480,810	(7,403,828)
Increase (decrease) in net assets resulting from operations	6,998,126	(5,902,866)
Distributions to shareholders
From earnings
Class A	(154,779)	(51,910)
Class I	(1,280,775)	(492,614)
Class R6	(50,231)	(21,679)
Total distributions	(1,485,785)	(566,203)
From fund share transactions	(2,269,623)	6,497,363
Total increase	3,242,718	28,294
Net assets
Beginning of year	56,070,845	56,042,551
End of year	$59,313,563	$56,070,845
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

Financial highlights
CLASS A SHARES Period ended	10-31-19	10-31-18	10-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$11.63	$12.96	$10.00
Net investment income[2]	0.26	0.14	0.13
Net realized and unrealized gain (loss) on investments	1.17	(1.37)	2.83
Total from investment operations	1.43	(1.23)	2.96
Less distributions
From net investment income	(0.11)	(0.04)	—
From net realized gain	(0.17)	(0.06)	—
Total distributions	(0.28)	(0.10)	—
Net asset value, end of period	$12.78	$11.63	$12.96
Total return (%)[3,4]	12.62	(9.55)	29.60 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	1.62	2.11 [6]
Expenses including reductions	1.28	1.27	1.28 [6]
Net investment income	2.12	1.06	1.27 [6]
Portfolio turnover (%)	32	19	10

[1]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK ESG International Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-19	10-31-18	10-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$11.66	$13.00	$10.00
Net investment income[2]	0.28	0.17	0.11
Net realized and unrealized gain (loss) on investments	1.17	(1.38)	2.89
Total from investment operations	1.45	(1.21)	3.00
Less distributions
From net investment income	(0.14)	(0.07)	—
From net realized gain	(0.17)	(0.06)	—
Total distributions	(0.31)	(0.13)	—
Net asset value, end of period	$12.80	$11.66	$13.00
Total return (%)[3]	12.84	(9.37)	30.00 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$48	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.38	1.85 [5]
Expenses including reductions	1.04	1.03	1.02 [5]
Net investment income	2.31	1.28	1.07 [5]
Portfolio turnover (%)	32	19	10

[1]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

CLASS R6 SHARES Period ended	10-31-19	10-31-18	10-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$11.67	$13.00	$10.00
Net investment income[2]	0.31	0.18	0.17
Net realized and unrealized gain (loss) on investments	1.15	(1.37)	2.83
Total from investment operations	1.46	(1.19)	3.00
Less distributions
From net investment income	(0.15)	(0.08)	—
From net realized gain	(0.17)	(0.06)	—
Total distributions	(0.32)	(0.14)	—
Net asset value, end of period	$12.81	$11.67	$13.00
Total return (%)[3]	12.95	(9.21)	30.00 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.28	1.75 [5]
Expenses including reductions	0.92	0.92	0.93 [5]
Net investment income	2.54	1.38	1.64 [5]
Portfolio turnover (%)	32	19	10

[1]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK ESG International Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	19

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$965,389	—	$965,389	—
Belgium	929,832	—	929,832	—
Brazil	1,343,988	$1,343,988	—	—
Canada	1,110,411	1,110,411	—	—
Chile	645,797	645,797	—	—
China	3,703,236	1,596,213	2,107,023	—
Denmark	1,892,321	—	1,892,321	—
Finland	1,136,959	—	1,136,959	—
France	3,255,314	—	3,255,314	—
Germany	5,052,830	—	5,052,830	—
Hong Kong	2,372,409	—	2,372,409	—
India	1,480,822	1,480,822	—	—
Indonesia	1,685,156	—	1,685,156	—
Ireland	488,293	—	488,293	—
Japan	8,089,837	—	8,089,837	—
Mexico	775,871	775,871	—	—
Netherlands	1,981,421	—	1,981,421	—
Norway	1,006,353	—	1,006,353	—
Russia	1,023,404	1,023,404	—	—
South Africa	1,485,880	—	1,485,880	—
South Korea	1,853,684	—	1,853,684	—
20	JOHN HANCOCK ESG International Equity Fund | ANNUAL REPORT

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Spain	1,878,487	—	1,878,487	—
Sweden	2,164,904	—	2,164,904	—
Switzerland	3,040,921	—	3,040,921	—
Taiwan	947,152	$947,152	—	—
Thailand	1,421,848	—	1,421,848	—
United Kingdom	6,008,817	—	6,008,817	—
Total investments in securities	$57,741,336	$8,923,658	$48,817,678	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage
ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	21

and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2019 were $2,202.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a long-term capital loss carryforward of $583,452 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2019 and 2018 was as follows:
	October 31, 2019	October 31, 2018
Ordinary income	$807,187	$566,203
Long-term capital gains	678,598	—
Total	$1,485,785	$566,203
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $1,272,533 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
22	JOHN HANCOCK ESG International Equity Fund | ANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 29, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,690
Class I	163,967
Class	Expense reduction
Class R6	$6,952
Total	$193,609

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	23

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2019, were equivalent to a net annual effective rate of 0.51% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,557 for the year ended October 31, 2019. Of this amount, $747 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,810 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2019, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$16,450	$7,667
24	JOHN HANCOCK ESG International Equity Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class I	—	$59,385
Class R6	—	257
Total	$16,450	$67,309
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2019 and 2018 were as follows:
	Year Ended 10-31-19		Year Ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	34,093	$419,088	93,233	$1,220,975
Distributions reinvested	2,648	29,607	481	6,132
Repurchased	(57,893)	(682,047)	(28,343)	(361,652)
Net increase (decrease)	(21,152)	$(233,352)	65,371	$865,455
Class I shares
Sold	674,003	$7,977,268	590,662	$7,614,457
Distributions reinvested	30,644	342,595	7,150	91,161
Repurchased	(888,371)	(10,704,837)	(168,733)	(2,118,304)
Net increase (decrease)	(183,724)	$(2,384,974)	429,079	$5,587,314
Class R6 shares
Sold	34,126	$433,072	3,940	$51,016
Distributions reinvested	142	1,589	4	49
Repurchased	(6,792)	(85,958)	(491)	(6,471)
Net increase	27,476	$348,703	3,453	$44,594
Total net increase (decrease)	(177,400)	$(2,269,623)	497,903	$6,497,363
Affiliates of the fund owned 83%, 77% and 83% of shares of Class A, Class I and Class R6, respectively, on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $17,591,467 and $20,991,162, respectively, for the year ended October 31, 2019.
ANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock ESG International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock ESG International Equity Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
26	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund intends to pass through foreign tax credits of $139,518.
The fund paid $678,598 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	27

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Common Asset Management, LLC (the Subadvisor), for John Hancock ESG International Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and didnot treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund'scompliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group average for the one-year period ended December 31, 2018 and for the period from December 31, 2016 through December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark and peer group for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are higher than the peer group median.

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       30

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reducemanagement fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       31

(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       32

qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable

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Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       35

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       36

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       37

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Common Asset Management, LLC

Portfolio Managers

Praveen S. Abichandani, CFA
Corné Biemans
Matt A. Zalosh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1003848	469A 10/19 12/19

John Hancock

Diversified Macro Fund

Annual report 10/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for global stock investors during the 12 months ended October 31, 2019, although many segments of the market delivered attractive absolute returns for the period. Uncertainty surrounding global trade, a slowdown in China, sluggish growth in Europe, and the latest Brexit developments led to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates three times and the European Central Bank rolling out a sweeping package of monetary and fiscal support for the eurozone economy.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on decidedly less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Macro Fund

2	Your fund at a glance
3	A look at performance
5	Your expenses
7	Consolidated fund's investments
11	Consolidated financial statements
14	Consolidated financial highlights
19	Notes to consolidated financial statements
29	Report of independent registered public accounting firm
30	Tax information
31	Evaluation of investment advisory and subadvisory agreements
37	Trustees and Officers
41	More information

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long term capital appreciation.

TOTAL RETURNS AS OF 10/31/19 (%)

The Intercontinental Exchange (ICE) Bank of America Merrill Lynch (BofA ML) 0-3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       2

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  OCTOBER 31, 2019

Cumulative total returns (%) with maximum sales charge
Since inception[1]
Class A	-2.94
Class C	1.00
Class I2	2.30
Class R6[2]	2.30
Class NAV[2]	2.30
Index†	0.55

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.76	2.51	1.51	1.40	1.39
Net (%)	1.70	2.45	1.45	1.34	1.33

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America Merrill Lynch 0-3 Month US Treasury Bill Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       3

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Macro Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in ICE Bank of America Merrill Lynch 0-3 Month US Treasury Bill Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	7-29-19	10,100	10,200	10,055
Class I2	7-29-19	10,230	10,230	10,055
Class R6[2]	7-29-19	10,230	10,230	10,055
Class NAV[2]	7-29-19	10,230	10,230	10,055

The Intercontinental Exchange (ICE) Bank of America Merrill Lynch (BofA ML) 0-3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 7-29-19.
2	For certain types of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       4

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	5

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during period ended 10-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.00	$ 4.43	1.70%
	Hypothetical example[2]	1,000.00	1,016.60	8.64	1.70%
Class C	Actual expenses/actual returns	1,000.00	1,020.00	6.37	2.45%
	Hypothetical example[2]	1,000.00	1,012.90	12.43	2.45%
Class I	Actual expenses/actual returns	1,000.00	1,023.00	3.78	1.45%
	Hypothetical example[2]	1,000.00	1,017.90	7.38	1.45%
Class R6	Actual expenses/actual returns	1,000.00	1,023.00	3.49	1.34%
	Hypothetical example[2]	1,000.00	1,018.50	6.82	1.34%
Class NAV	Actual expenses/actual returns	1,000.00	1,023.00	3.46	1.33%
	Hypothetical example[2]	1,000.00	1,018.50	6.77	1.33%

[1]	The inception date for shares is 7-29-19. Actual Expenses are equal to the class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period).
[2]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
6	JOHN HANCOCK DIVERSIFIED MACRO FUND | ANNUAL REPORT

Consolidated Fund’s investments
AS OF 10-31-19
	Par value^	Value
Short-term investments 42.4%		$91,000,000
(Cost $91,000,000)
Repurchase agreement 42.4%		91,000,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 10-31-19 at 1.620% to be repurchased at $91,004,095 on 11-1-19, collateralized by $93,556,600 U.S. Treasury Bills, 0.000% due 11-5-19 to 9-10-20 (valued at $92,819,974, including interest) and $100 U.S. Treasury Notes, 1.625% due 10-31-26 (valued at $100, including interest)	91,000,000	91,000,000

Total investments (Cost $91,000,000) 42.4%	$91,000,000
Other assets and liabilities, net 57.6%	123,726,398
Total net assets 100.0%	$214,726,398
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	19	Long	Dec 2019	$27,303,860	$27,133,809	$(170,051)
10-Year U.S. Treasury Note Futures	539	Long	Dec 2019	70,425,089	70,246,859	(178,230)
30-Year U.S. Treasury Bond Futures	242	Long	Dec 2019	39,355,500	39,030,063	(325,437)
3-Month EURIBOR Futures	476	Long	Dec 2020	133,442,333	133,331,177	(111,156)
5-Year U.S. Treasury Note Futures	876	Long	Jan 2020	104,440,885	104,442,469	1,584
90-Day Eurodollar Futures	911	Long	Dec 2020	224,355,422	224,481,788	126,366
90-Day Pound Sterling Futures	286	Long	Dec 2020	46,001,537	46,003,251	1,714
Australian 10-Year Bond Futures	239	Long	Dec 2019	24,138,969	24,090,748	(48,221)
Brent Crude Futures	37	Long	Dec 2019	2,261,047	2,201,130	(59,917)
CAC40 Index Futures	109	Long	Nov 2019	6,927,587	6,974,337	46,750
Canada 10-Year Bond Futures	77	Long	Dec 2019	8,431,917	8,305,079	(126,838)
Cocoa Futures	63	Long	Mar 2020	1,541,661	1,480,356	(61,305)
DAX Index Futures	79	Long	Dec 2019	27,253,616	28,386,412	1,132,796
Dow Jones Industrial Average Index E-Mini Futures	76	Long	Dec 2019	10,239,989	10,252,400	12,411
Euro Schatz Index Futures	318	Long	Dec 2019	39,844,015	39,749,113	(94,902)
EURO STOXX 50 Futures	704	Long	Dec 2019	27,543,473	28,305,414	761,941
Euro-BOBL Futures	351	Long	Dec 2019	53,466,533	52,715,376	(751,157)
Euro-Bund Futures	127	Long	Dec 2019	24,498,323	24,347,025	(151,298)
FTSE 100 Index Futures	332	Long	Dec 2019	31,151,595	31,146,906	(4,689)
Gas Oil Futures	106	Long	Dec 2019	6,219,082	5,981,050	(238,032)
Gasoline RBOB Futures	7	Long	Dec 2019	476,208	468,283	(7,925)
Gold 100 Oz Futures	142	Long	Dec 2019	20,856,635	21,494,540	637,905
Hang Seng Index Futures	59	Long	Nov 2019	10,133,448	10,129,030	(4,418)
Long Gilt Futures	238	Long	Dec 2019	40,665,429	40,959,960	294,531
NASDAQ 100 Index E-Mini Futures	10	Long	Dec 2019	1,538,259	1,618,200	79,941
Nikkei 225 Index Futures	130	Long	Dec 2019	25,692,595	27,338,644	1,646,049
Russell 2000 Index Mini Futures	127	Long	Dec 2019	9,556,254	9,924,415	368,161
S&P 500 Index E-Mini Futures	100	Long	Dec 2019	14,794,855	15,180,000	385,145
SGX Japanese Government Bond Futures	9	Long	Dec 2019	1,286,522	1,285,119	(1,403)
Tokyo Price Index Futures	162	Long	Dec 2019	23,608,845	24,834,799	1,225,954
U.S. Dollar Index Futures	57	Long	Dec 2019	5,577,423	5,534,700	(42,723)
Zinc Futures	44	Long	Dec 2019	2,784,330	2,757,700	(26,630)
Zinc Futures	28	Long	Mar 2020	1,769,842	1,730,050	(39,792)
2-Year U.S. Treasury Note Futures	487	Short	Jan 2020	(104,991,875)	(105,009,375)	(17,500)
Coffee 'C' Futures	39	Short	Dec 2019	(1,467,957)	(1,494,675)	(26,718)
Corn Futures	170	Short	Dec 2019	(3,104,526)	(3,312,875)	(208,349)
Cotton No. 2 Futures	33	Short	Dec 2019	(1,045,761)	(1,062,105)	(16,344)
Electrolytic Copper Futures	52	Short	Dec 2019	(7,416,294)	(7,524,075)	(107,781)
Hard Red Winter Wheat Futures	69	Short	Dec 2019	(1,497,665)	(1,446,413)	51,252
8	JOHN HANCOCK DIVERSIFIED MACRO FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Natural Gas Futures	103	Short	Nov 2019	$(2,535,721)	$(2,714,050)	$(178,329)
NY Harbor ULSD Futures	20	Short	Dec 2019	(1,622,674)	(1,573,908)	48,766
Primary Aluminum Futures	126	Short	Dec 2019	(5,593,889)	(5,562,900)	30,989
Silver Futures	72	Short	Dec 2019	(6,323,588)	(6,516,000)	(192,412)
Soybean Futures	90	Short	Mar 2020	(4,260,240)	(4,252,500)	7,740
Soybean Meal Futures	43	Short	Dec 2019	(1,324,925)	(1,310,210)	14,715
Soybean Oil Futures	37	Short	Dec 2019	(645,237)	(681,762)	(36,525)
Sugar No. 11 (World) Futures	89	Short	Mar 2020	(1,184,848)	(1,240,019)	(55,171)
Wheat Futures	76	Short	Dec 2019	(1,894,387)	(1,933,250)	(38,863)
WTI Crude Oil Futures	146	Short	Nov 2019	(7,813,866)	(7,897,140)	(83,274)
						$3,469,320
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	790,000	USD	542,872	BOA	12/20/2019	$2,405	—
CAD	46,148,000	USD	34,993,153	BOA	12/20/2019	52,679	—
CHF	1,022,000	USD	1,032,004	BOA	12/20/2019	7,931	—
EUR	70,008,000	USD	77,870,634	BOA	12/20/2019	470,065	—
GBP	13,479,000	USD	16,669,281	BOA	12/20/2019	819,190	—
JPY	6,051,338,000	USD	56,670,723	BOA	12/20/2019	—	$(457,103)
MXN	188,309,000	USD	9,498,016	BOA	12/20/2019	220,693	—
NZD	946,000	USD	601,582	BOA	12/20/2019	5,474	—
USD	29,325,751	AUD	42,963,000	BOA	12/20/2019	—	(328,342)
USD	2,905,940	CAD	3,826,000	BOA	12/20/2019	390	—
USD	23,483,428	CHF	23,140,000	BOA	12/20/2019	—	(62,653)
USD	72,992,578	EUR	65,917,000	BOA	12/20/2019	—	(770,189)
USD	51,853,444	GBP	41,488,000	BOA	12/20/2019	—	(1,975,600)
USD	116,596,327	JPY	12,541,394,000	BOA	12/20/2019	93,637	—
USD	476,864	MXN	9,447,000	BOA	12/20/2019	—	(10,700)
USD	12,093,639	NZD	18,825,000	BOA	12/20/2019	13,476	—
						$1,685,940	$(3,604,587)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	9

USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
At 10-31-19, the aggregate cost of investments for federal income tax purposes was $90,142,710. Net unrealized appreciation aggregated to $2,407,963, of which $4,326,610 related to gross unrealized appreciation and $1,918,647 related to gross unrealized depreciation.
See Notes to Consolidated financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK DIVERSIFIED MACRO FUND | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-19

Assets
Repurchase agreements, at value (Cost $91,000,000)	$91,000,000
Unrealized appreciation on forward foreign currency contracts	1,685,940
Receivable for futures variation margin	1,481,208
Cash	102,147,533
Collateral held at broker for futures contracts	18,321,837
Collateral segregated at custodian for OTC derivative contracts	3,640,000
Interest receivable	142,145
Other assets	232,799
Total assets	218,651,462
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,604,587
Foreign currency overdraft, at value (cost $223,041)	223,041
Payable to affiliates
Investment management fees	718
Accounting and legal services fees	11,128
Transfer agent fees	138
Trustees' fees	224
Other liabilities and accrued expenses	85,228
Total liabilities	3,925,064
Net assets	$214,726,398
Net assets consist of
Paid-in capital	$204,693,939
Total distributable earnings (loss)	10,032,459
Net assets	$214,726,398

Net asset value per share

Class A ($54,485 ÷ 5,330 shares)	$10.22
Class C ($51,016 ÷ 5,000 shares)	$10.20
Class I ($1,769,772 ÷ 173,012 shares)	$10.23
Class R6 ($51,162 ÷ 5,000 shares)	$10.23
Class NAV ($212,799,963 ÷ 20,796,236 shares)	$10.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)	$10.76
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	11

CONSOLIDATED STATEMENT OF OPERATIONS For the period ended 10-31-191

Investment income
Interest	$1,062,486
Expenses
Investment management fees	662,224
Distribution and service fees	164
Accounting and legal services fees	11,218
Transfer agent fees	177
Trustees' fees	492
Custodian fees	9,882
State registration fees	17,886
Printing and postage	9,309
Professional fees	155,072
Other	3,924
Total expenses	870,348
Less expense reductions	(136,221)
Net expenses	734,127
Net investment income	328,359
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(26,933)
Futures contracts	3,351,914
Forward foreign currency contracts	(139,641)
3,185,340
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,794)
Futures contracts	3,469,320
Forward foreign currency contracts	(1,918,647)
1,548,879
Net realized and unrealized gain	4,734,219
Increase in net assets from operations	$5,062,578
[1] Period from 7-29-19 (commencement of operations) to 10-31-19.
12	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-19[1]
Increase (decrease) in net assets
From operations
Net investment income	$328,359
Net realized gain	3,185,340
Change in net unrealized appreciation (depreciation)	1,548,879
Increase in net assets resulting from operations	5,062,578
From fund share transactions	209,663,820
Total increase	214,726,398
Net assets
Beginning of period	—
End of period	$214,726,398

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	13

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.01
Net realized and unrealized gain (loss) on investments	0.21
Total from investment operations	0.22
Net asset value, end of period	$10.22
Total return (%)[3,4]	2.20 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84 [7]
Expenses including reductions	1.70 [7]
Net investment income	0.23 [7]
Portfolio turnover (%)	0 [8]

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
14	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized gain (loss) on investments	0.21
Total from investment operations	0.20
Net asset value, end of period	$10.20
Total return (%)[3,4]	2.00 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59 [7]
Expenses including reductions	2.45 [7]
Net investment loss	(0.52) [7]
Portfolio turnover (%)	0 [8]

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	15

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.01
Net realized and unrealized gain (loss) on investments	0.22
Total from investment operations	0.23
Net asset value, end of period	$10.23
Total return (%)[3]	2.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59 [5]
Expenses including reductions	1.45 [5]
Net investment income	0.30 [5]
Portfolio turnover (%)	0 [6]

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized gain (loss) on investments	0.21
Total from investment operations	0.23
Net asset value, end of period	$10.23
Total return (%)[3]	2.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [6]
Expenses including reductions	1.34 [6]
Net investment income	0.59 [6]
Portfolio turnover (%)	0 [7]

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	17

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES	Period ended 10-31-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized gain (loss) on investments	0.21
Total from investment operations	0.23
Net asset value, end of period	$10.23
Total return (%)[3]	2.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47 [5]
Expenses including reductions	1.33 [5]
Net investment income	0.60 [5]
Portfolio turnover (%)	0 [6]

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation: The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor), and seeks to gain commodities exposure. The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. As of October 31, 2019, the net assets of the subsidiary were $14,935,172 representing 7.0% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The fund commenced operations on July 29, 2019.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	19

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$91,000,000	—	$91,000,000	—
Total investments in securities	$91,000,000	—	$91,000,000	—
Derivatives:
Assets
Futures	$6,874,710	$6,874,710	—	—
Forward foreign currency contracts	1,685,940	—	$1,685,940	—
Liabilities
Futures	(3,405,390)	(3,400,972)	(4,418)	—
Forward foreign currency contracts	(3,604,587)	—	(3,604,587)	—
20	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT

Repurchase agreements. The fund and its subsidiary may enter into repurchase agreements. When the fund or subsidiary enter into a repurchase agreement, it receives collateral that is held in a segregated account by the fund or subsidiary's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund or subsidiary. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Consolidated Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Consolidated statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	21

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
There were no distributions for the period ended October 31, 2019.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2019, the components of distributable earnings on a tax basis consisted of $2,594,706 of undistributed ordinary income and $5,043,226 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, net operating losses, foreign currency transactions and derivative transactions.
Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund's ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
22	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the period ended October 31, 2019, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging up to $1.3 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on
ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	23

the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the period ended October 31, 2019, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging up to $507.6 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2019 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$424,195	$(1,976,193)
Currency	Receivable/payable for futures variation margin	Futures [1]	—	(42,723)
Commodity	Receivable/payable for futures variation margin	Futures [1]	791,367	(1,377,367)
Equity	Receivable/payable for futures variation margin	Futures [1]	5,659,148	(9,107)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,685,940	(3,604,587)
			$8,560,650	$(7,009,977)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Consolidated Fund's investments. Only the year end variation margin is separately disclosed on the Consolidated statement of assets and liabilities.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2019:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$7,896,005	—	$7,896,005
Currency	26,583	$(139,641)	(113,058)
Commodity	(4,544,840)	—	(4,544,840)
Equity	(25,834)	—	(25,834)
Total	$3,351,914	$(139,641)	$3,212,273
24	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2019:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(1,551,998)	—	$(1,551,998)
Currency	(42,723)	$(1,918,647)	(1,961,370)
Commodity	(586,000)	—	(586,000)
Equity	5,650,041	—	5,650,041
Total	$3,469,320	$(1,918,647)	$1,550,673
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime
ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	25

brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended October 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$34
Class C	32
Class I	653
Class	Expense reduction
Class R6	$33
Class NAV	135,469
Total	$136,221

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2019, were equivalent to a net annual effective rate of 0.95% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended October 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended October 31, 2019, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended October 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
26	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended October 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$33	$16
Class C	131	16
Class I	—	144
Class R6	—	1
Total	$164	$177
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the period ended October 31, 2019 were as follows:
	Period ended 10-31-19[1]
	Shares	Amount
Class A shares
Sold	5,330	$53,352
Net increase	5,330	$53,352
Class C shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class I shares
Sold	178,142	$1,814,500
Repurchased	(5,130)	(52,214)
Net increase	173,012	$1,762,286
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class NAV shares
Sold	22,445,196	$224,465,959
Repurchased	(1,648,960)	(16,717,777)
Net increase	20,796,236	$207,748,182
Total net increase	20,984,578	$209,663,820
ANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	27

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
Affiliates of the fund owned 94%, 100%, 100% and 100% of shares of Class A, Class C, Class R6 and Class NAV on October 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the period ended October 31, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At October 31, 2019, funds within the John Hancock group of funds complex held 99.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	37.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	24.6%
John Hancock Funds II Alternative Asset Allocation	20.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	16.4%
28	JOHN HANCOCK Diversified Macro Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Macro Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated Fund’s investments, of John Hancock Diversified Macro Fund and its subsidiary (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of October 31, 2019, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the period July 29, 2019 (commencement of operations through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of October 31, 2019, the consolidated results of their operations, the consolidated changes in their net assets and their consolidated financial highlights for the period July 29, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	29

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
30	JOHN HANCOCK DIVERSIFIED MACRO FUND | ANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on March 26-28, 2019, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Diversified Macro Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor, formerly John Hancock Advisers, LLC) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Graham Capital Management, L.P. (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the March meeting and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board also took into account information with respect to the New Fund presented at its December 11-13, 2018 in-person meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

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The Board's conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       32

(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups. The Board considered that a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark for the one- and two-year and since inception period ended February 28, 2019 and underperformed for the three-year period. The Board also considered that a composite of comparable accounts managed by the Subadvisor outperformed a relevant peer group average for the one-, two- and three-year and since inception period ended February 28, 2019. The Board took into account the relatively short performance history of the composite. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were higher than the peer group median. The Board also noted that the New Fund's anticipated net total expenses were below the peer group median for Class A and Class R6 shares. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board also took into account management's discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       33

(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       34

(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor;
(c)	the proposed subadvisory fee for the New Fund, including any breakpoints; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       35

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Fund's subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted that the New Fund's anticipated subadvisory fees were higher than the peer group median.

Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark for the one- and two-year and since inception period ended February 28, 2019 and underperformed for the three-year period; a composite of comparable accounts managed by the Subadvisor outperformed a relevant peer group average for the one-, two- and three-year and since inception period ended February 28, 2019;
(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       36

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	207
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	207
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	207
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	207
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	207
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	207
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	207
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	207
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	207
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	207
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       38

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	207
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	207
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       39

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Graham Capital Management, L.P.

Portfolio Managers

Pablo E. Calderini
Kenneth G. Tropin

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028049	473A 10/19 12/19

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended October 31, 2019 and 2018. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	October 31, 2019	October 31, 2018
John Hancock Seaport Long/Short Fund	$100,525	$98,136
John Hancock Emerging Markets Equity Fund	$40,876	$43,746
John Hancock ESG All Cap Core Fund	$29,962	$33,333
John Hancock ESG International Equity Fund	$53,296	$47,338
John Hancock ESG Large Cap Core Fund	$37,765	$40,777
John Hancock Global Thematic Opportunities Fund	$46,285	N/A
John Hancock Diversified Macro Fund	$56,028	N/A
John Hancock International Dynamic Growth Fund	$42,725	N/A

(b) Audit-Related Services
Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and merger related fees.

Fund	October 31, 2019	October 31, 2018
John Hancock Seaport Long/Short Fund	$616	$540
John Hancock Emerging Markets Equity Fund	$616	$540
John Hancock ESG All Cap Core Fund	$616	$540
John Hancock ESG International Equity Fund	$616	$540
John Hancock ESG Large Cap Core Fund	$616	$540
John Hancock Global Thematic Opportunities Fund	$616	N/A
John Hancock Diversified Macro Fund	$612	N/A
John Hancock International Dynamic Growth Fund	$616	N/A

In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,467 and $110,200 for the fiscal years ended October 31, 2019 and 2018, respectively.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended October 31, 2019 and 2018. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	October 31, 2019	October 31, 2018
John Hancock Seaport Long/Short Fund	$3,914	$3,800
John Hancock Emerging Markets Equity Fund	$3,837	$3,725
John Hancock ESG All Cap Core Fund	$3,837	$3,725
John Hancock ESG International Equity Fund	$4,403	$4,725
John Hancock ESG Large Cap Core Fund	$3,837	$3,725
John Hancock Global Thematic Opportunities Fund	$4,403	N/A
John Hancock Diversified Macro Fund	$3,837	N/A
John Hancock International Dynamic Growth Fund	$4,403	N/A

(d) All Other Fees
Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended October 31, 2019 and 2018 amounted to the following:

Fund	October 31, 2019	October 31, 2018
John Hancock Seaport Long/Short Fund	$84	$239
John Hancock Emerging Markets Equity Fund	$84	$239
John Hancock ESG All Cap Core Fund	$84	$239
John Hancock ESG International Equity Fund	$84	$239
John Hancock ESG Large Cap Core Fund	$84	$239
John Hancock Global Thematic Opportunities Fund	$84	N/A
John Hancock Diversified Macro Fund	$ -	N/A
John Hancock International Dynamic Growth Fund	$84	N/A

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended October 31, 2019 and 2018 amounted to the following:

Trust	October 31, 2019	October 31, 2018
John Hancock Investment Trust	$994,264	$2,064,999

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 13, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 13, 2019